UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2025

Date of reporting period: October 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

AB Corporate Income Shares: ACISX

October 31, 2024

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Fund Information

AB Corporate Income Shares

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Corporate Income Shares (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ACISX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Income Shares	$0	0.00%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	AB Corporate Income Shares	Bloomberg U.S. Corporate Bond Index
10/14	$10,000	$10,000
04/15	$10,285	$10,235
04/16	$10,473	$10,544
04/17	$10,827	$10,861
04/18	$10,880	$10,933
04/19	$11,645	$11,643
04/20	$12,653	$12,794
04/21	$13,619	$13,365
04/22	$12,242	$11,971
04/23	$12,297	$12,052
04/24	$12,585	$12,172
10/24	$13,373	$12,887

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
AB Corporate Income Shares	6.26%	15.08%	1.19%	2.95%
Bloomberg U.S. Corporate Bond Index	5.87%	13.63%	0.54%	2.57%

The addition of the Bloomberg U.S. Corporate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ACISX-S for the most recent performance information.

AB Corporate Income Shares: ACISX

1

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$215,795,462
# of Portfolio Holdings	311
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$0

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Corporates - Investment Grade	96.7%
Quasi-Sovereigns	1.0%
Governments - Sovereign Bonds	0.5%
Other assets less liabilities	1.8%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/ACISX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB Corporate Income Shares: ACISX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/ACISX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

AB Corporate Income Shares: ACISX

3

CIS-0154-1024

AB Impact Municipal Income Shares: ABIMX

October 31, 2024

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Fund Information

AB Impact Municipal Income Shares

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Impact Municipal Income Shares (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIMX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Impact Municipal Income Shares	$0	0.00%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	AB Impact Municipal Income Shares	Bloomberg Municipal Bond Index
09/17	$10,000	$10,000
04/18	$9,956	$9,866
04/19	$10,709	$10,473
04/20	$10,752	$10,700
04/21	$12,158	$11,528
04/22	$11,154	$10,619
04/23	$11,316	$10,925
04/24	$11,734	$11,152
10/24	$12,302	$11,427

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception 9/12/2017
AB Impact Municipal Income Shares	4.84%	16.24%	1.75%	2.95%
Bloomberg Municipal Bond Index	2.46%	9.70%	1.05%	1.89%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABIMX-S for the most recent performance information.

AB Impact Municipal Income Shares: ABIMX

1

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$585,360,577
# of Portfolio Holdings	251
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	-%
AA	27.0%
A	26.3%
BBB	29.4%
BB	7.8%
NR	8.4%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIMX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB Impact Municipal Income Shares: ABIMX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABIMX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

AB Impact Municipal Income Shares: ABIMX

3

IMISH-0154-1024

AB Municipal Income Shares: MISHX

October 31, 2024

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Fund Information

AB Municipal Income Shares

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Municipal Income Shares (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/MISHX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Municipal Income Shares	$0	0.00%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	AB Municipal Income Shares	Bloomberg Municipal Bond Index
10/14	$10,000	$10,000
04/15	$10,295	$10,117
04/16	$11,153	$10,652
04/17	$11,288	$10,667
04/18	$11,802	$10,833
04/19	$12,690	$11,501
04/20	$12,153	$11,749
04/21	$14,786	$12,659
04/22	$13,673	$11,661
04/23	$13,935	$11,996
04/24	$14,326	$12,246
10/24	$15,154	$12,548

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
AB Municipal Income Shares	5.78%	17.27%	2.59%	4.24%
Bloomberg Municipal Bond Index	2.46%	9.70%	1.05%	2.30%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/MISHX-S for the most recent performance information.

AB Municipal Income Shares: MISHX

1

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$13,865,709,106
# of Portfolio Holdings	2,087
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$0

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	2.1%
AA	17.3%
A	24.2%
BBB	21.0%
BB	8.4%
B	0.8%
CCC	0.1%
CC	-%
C	0.0%
A-1	0.0%
SP-1	1.5%
SP-2	0.2%
NR	24.6%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/MISHX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB Municipal Income Shares: MISHX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/MISHX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

AB Municipal Income Shares: MISHX

3

MIS-0154-1024

AB Taxable Multi-Sector Income Shares: CSHTX

October 31, 2024

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Fund Information

AB Taxable Multi-Sector Income Shares

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Taxable Multi-Sector Income Shares (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CSHTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Taxable Multi-Sector Income Shares	$0	0.00%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	AB Taxable Multi-Sector Income Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate ex Government Bond Index
10/14	$10,000	$10,000	$10,000
04/15	$10,074	$10,206	$10,208
04/16	$10,188	$10,483	$10,482
04/17	$10,352	$10,570	$10,662
04/18	$10,419	$10,536	$10,677
04/19	$10,836	$11,094	$11,281
04/20	$11,207	$12,297	$12,242
04/21	$11,534	$12,264	$12,521
04/22	$11,203	$11,220	$11,353
04/23	$11,451	$11,172	$11,343
04/24	$11,956	$11,008	$11,279
10/24	$12,429	$11,593	$11,928

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
AB Taxable Multi-Sector Income Shares	3.95%	7.23%	2.23%	2.20%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	-0.23%	1.49%
Bloomberg U.S. Aggregate ex Government Bond Index	5.75%	12.20%	0.02%	1.78%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CSHTX-S for the most recent performance information.

CSHTX

1

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$446,556,905
# of Portfolio Holdings	251
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$0

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Corporates - Investment Grade	63.2%
Local Governments - US Municipal Bonds	15.5%
Governments - Treasuries	8.3%
Asset-Backed Securities	4.1%
Collateralized Mortgage Obligations	3.8%
Agencies	2.2%
Commercial Mortgage-Backed Securities	0.3%
Corporates - Non-Investment Grade	0.1%
Short-Term Investments	2.0%
Other assets less liabilities	0.5%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CSHTX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

CSHTX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CSHTX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CSHTX

3

TMSIS-0154-1024

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

OCT 10.31.24

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB CORPORATE INCOME SHARES

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 96.7%
Industrial – 59.4%
Basic – 2.4%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	$1,705	$1,572,845
Ecolab, Inc. 2.70%, 11/01/2026	190	183,464
Glencore Funding LLC 5.70%, 05/08/2033(a)	590	604,036
6.50%, 10/06/2033(a)	750	805,778
Inversiones CMPC SA 3.85%, 01/13/2030(a)	210	194,250
6.125%, 02/26/2034(a)	207	210,933
Sherwin-Williams Co. (The) 3.45%, 06/01/2027	1,493	1,449,106
Suzano Austria GmbH 6.00%, 01/15/2029	253	256,083

		5,276,495

Capital Goods – 4.8%
Boeing Co. (The) 2.196%, 02/04/2026	1,477	1,422,676
3.25%, 02/01/2028	136	127,714
3.625%, 02/01/2031	1,169	1,055,327
5.15%, 05/01/2030	52	51,371
6.528%, 05/01/2034(a)	212	223,497
Caterpillar Financial Services Corp. 4.45%, 10/16/2026	1,096	1,097,041
5.00%, 05/14/2027	505	512,090
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/2035	443	417,359
General Electric Co. 5.875%, 01/14/2038	1,317	1,383,943
John Deere Capital Corp. 4.40%, 09/08/2031	658	642,340
Parker-Hannifin Corp. 3.25%, 06/14/2029	999	938,261
4.25%, 09/15/2027	1,408	1,395,919
Waste Management, Inc. 4.50%, 03/15/2028	1,084	1,082,157

		10,349,695

Communications - Media – 5.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%, 10/23/2035	765	764,801
6.484%, 10/23/2045	936	886,036

abfunds.com	AB CORPORATE INCOME SHARES | 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Discovery Communications LLC 5.30%, 05/15/2049	$82	$63,848
Fox Corp. 6.50%, 10/13/2033	610	649,534
Meta Platforms, Inc. 5.55%, 08/15/2064	764	773,428
5.75%, 05/15/2063	1,304	1,358,351
Paramount Global 4.20%, 05/19/2032	267	232,407
4.375%, 03/15/2043	1,601	1,150,431
5.90%, 10/15/2040	310	268,119
Thomson Reuters Corp. 5.85%, 04/15/2040	69	71,180
Time Warner Cable LLC 6.55%, 05/01/2037	360	345,701
6.75%, 06/15/2039	918	892,985
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	1,394	1,342,157
4.279%, 03/15/2032	1,607	1,409,660
5.141%, 03/15/2052	757	570,097

		10,778,735

Communications - Telecommunications – 0.7%
AT&T, Inc. 6.55%, 01/15/2028	100	104,259
T-Mobile USA, Inc. 2.625%, 04/15/2026	1,465	1,420,361

		1,524,620

Consumer Cyclical - Automotive – 5.0%
Aptiv PLC/Aptiv Global Financing DAC 5.15%, 09/13/2034	774	733,295
Ford Motor Co. 3.25%, 02/12/2032	1,509	1,263,606
Ford Motor Credit Co., LLC 4.00%, 11/13/2030	626	565,960
6.05%, 03/05/2031	826	831,055
6.125%, 03/08/2034	238	235,601
General Motors Co. 5.15%, 04/01/2038	52	48,765
6.60%, 04/01/2036	522	553,383
General Motors Financial Co., Inc. 3.10%, 01/12/2032	566	486,471
3.60%, 06/21/2030	540	495,056
5.95%, 04/04/2034	1,114	1,134,587
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)	558	559,189

2 | AB CORPORATE INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hyundai Capital America 5.30%, 03/19/2027(a)	$385	$389,008
5.65%, 06/26/2026(a)	1,125	1,137,499
5.68%, 06/26/2028(a)	566	577,297
Nissan Motor Acceptance Co., LLC 5.30%, 09/13/2027(a)	302	296,999
Toyota Motor Credit Corp. 4.55%, 08/09/2029	663	658,538
5.10%, 03/21/2031	772	782,808

		10,749,117

Consumer Cyclical - Entertainment – 0.3%
Mattel, Inc. 3.375%, 04/01/2026(a)	588	574,141

Consumer Cyclical - Other – 1.1%
DR Horton, Inc. 5.00%, 10/15/2034	462	450,885
Marriott International, Inc./MD Series GG 3.50%, 10/15/2032	1,629	1,448,751
Series R 3.125%, 06/15/2026	482	470,721

		2,370,357

Consumer Cyclical - Restaurants – 1.0%
McDonald’s Corp. 3.50%, 03/01/2027	1,435	1,401,722
6.30%, 10/15/2037	622	679,554

		2,081,276

Consumer Cyclical - Retailers – 1.4%
CK Hutchison International 23 Ltd. 4.875%, 04/21/2033(a)	1,396	1,375,967
Costco Wholesale Corp. 1.60%, 04/20/2030	586	501,452
Ross Stores, Inc. 4.70%, 04/15/2027	160	159,291
4.80%, 04/15/2030	115	112,866
5.45%, 04/15/2050	175	163,947
VF Corp. 2.80%, 04/23/2027	727	685,365

		2,998,888

Consumer Non-Cyclical – 14.4%
AbbVie, Inc. 2.95%, 11/21/2026	1,450	1,406,079
Altria Group, Inc. 2.45%, 02/04/2032	1,740	1,444,826
3.40%, 02/04/2041	462	344,185

abfunds.com	AB CORPORATE INCOME SHARES | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Archer-Daniels-Midland Co. 2.50%, 08/11/2026	$469	$452,308
2.90%, 03/01/2032	1,473	1,293,839
3.25%, 03/27/2030	121	112,390
4.50%, 08/15/2033	476	461,154
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	1,637	1,434,781
Cargill, Inc. 3.625%, 04/22/2027(a)	560	547,238
4.375%, 04/22/2052(a)	350	300,797
5.125%, 10/11/2032(a)	166	168,736
Cencora, Inc. 3.45%, 12/15/2027	1,501	1,448,870
Cencosud SA 5.95%, 05/28/2031(a)	650	658,190
Coca-Cola Co. (The) 5.40%, 05/13/2064	748	754,268
CVS Health Corp. 2.875%, 06/01/2026	1,468	1,422,360
4.78%, 03/25/2038	1,557	1,386,882
5.125%, 07/20/2045	505	442,143
5.70%, 06/01/2034	133	133,616
Eli Lilly & Co. 3.375%, 03/15/2029	1,468	1,404,025
5.20%, 08/14/2064	421	410,707
General Mills, Inc. 4.70%, 01/30/2027	304	304,231
HCA, Inc. 5.25%, 06/15/2026	1,266	1,270,887
5.375%, 09/01/2026	1,418	1,425,203
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)	873	880,333
Philip Morris International, Inc. 0.875%, 05/01/2026	767	725,743
5.25%, 02/13/2034	875	878,063
5.375%, 02/15/2033	960	972,874
6.375%, 05/16/2038	86	94,327
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	1,351	1,182,963
6.25%, 07/01/2033	1,062	1,100,551
Procter & Gamble Co. (The) 4.15%, 10/24/2029	1,096	1,088,635
Roche Holdings, Inc. 4.203%, 09/09/2029(a)	835	820,863
4.909%, 03/08/2031(a)	774	782,065
Stryker Corp. 3.50%, 03/15/2026	692	681,440

4 | AB CORPORATE INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Sysco Corp. 3.30%, 07/15/2026	$1,451	$1,417,598
Tyson Foods, Inc. 4.00%, 03/01/2026	1,404	1,388,654

		31,041,824

Energy – 8.8%
ConocoPhillips Co. 5.05%, 09/15/2033	1,356	1,362,156
5.30%, 05/15/2053	1,182	1,136,564
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	384	317,476
4.375%, 01/15/2028	677	656,717
5.75%, 01/15/2031(a)	1,261	1,261,441
Devon Energy Corp. 5.20%, 09/15/2034	754	724,994
5.60%, 07/15/2041	1,077	1,019,208
Diamondback Energy, Inc. 3.25%, 12/01/2026	1,463	1,420,310
5.90%, 04/18/2064	112	108,834
EQT Corp. 3.125%, 05/15/2026(a)	492	476,699
Hess Corp. 4.30%, 04/01/2027	1,414	1,398,870
Marathon Oil Corp. 5.70%, 04/01/2034	447	463,324
6.60%, 10/01/2037	1,211	1,331,870
Occidental Petroleum Corp. 5.375%, 01/01/2032	334	329,581
6.625%, 09/01/2030	823	864,800
ONEOK Partners LP 6.65%, 10/01/2036	645	697,497
ONEOK, Inc. 5.05%, 11/01/2034	701	679,451
Pioneer Natural Resources Co. 5.10%, 03/29/2026	1,411	1,421,794
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)	257	247,273
5.875%, 07/17/2064(a)	545	523,369
Suncor Energy, Inc. 6.85%, 06/01/2039	181	198,638
TotalEnergies Capital SA 5.425%, 09/10/2064	877	845,744
Var Energi ASA 8.00%, 11/15/2032(a)	1,300	1,473,732

		18,960,342

abfunds.com	AB CORPORATE INCOME SHARES | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Other Industrial – 0.3%
Hutchison Whampoa International 03/33 Ltd. 7.45%, 11/24/2033(a)	$636	$737,385

Services – 3.6%
Amazon.com, Inc. 3.25%, 05/12/2061	2,087	1,414,088
Booking Holdings, Inc. 3.55%, 03/15/2028	1,151	1,115,446
Mastercard, Inc. 2.95%, 11/21/2026	677	658,545
3.35%, 03/26/2030	1,532	1,439,176
4.10%, 01/15/2028	369	366,022
4.875%, 05/09/2034	88	87,964
Moody’s Corp. 5.00%, 08/05/2034	567	563,485
S&P Global, Inc. 2.45%, 03/01/2027	1,482	1,413,887
4.25%, 05/01/2029	793	778,996
4.75%, 08/01/2028	20	20,081

		7,857,690

Technology – 9.3%
Apple, Inc. 2.85%, 08/05/2061	1,172	739,239
4.10%, 08/08/2062	1,699	1,407,061
Applied Materials, Inc. 1.75%, 06/01/2030	529	453,337
3.30%, 04/01/2027	1,439	1,401,643
4.80%, 06/15/2029	467	470,876
Autodesk, Inc. 2.85%, 01/15/2030	1,536	1,397,775
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027	654	643,301
Broadcom, Inc. 4.15%, 02/15/2028	194	190,467
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	1,280	1,221,978
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027	361	357,978
Intel Corp. 1.60%, 08/12/2028	998	878,839
Jabil, Inc. 3.00%, 01/15/2031	540	475,751
3.95%, 01/12/2028	584	565,902
Lam Research Corp. 1.90%, 06/15/2030	1,676	1,442,684

6 | AB CORPORATE INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Microsoft Corp. 2.675%, 06/01/2060	$791	$483,072
3.041%, 03/17/2062	2,022	1,351,303
NXP BV/NXP Funding LLC 5.55%, 12/01/2028	1,124	1,148,211
Oracle Corp. 3.85%, 07/15/2036	1,634	1,415,289
QUALCOMM, Inc. 1.30%, 05/20/2028	1,582	1,416,127
SK Hynix, Inc. 2.375%, 01/19/2031(a)	390	330,743
Tyco Electronics Group SA 4.625%, 02/01/2030	438	434,960
VMware LLC 1.40%, 08/15/2026	1,537	1,448,930
3.90%, 08/21/2027	436	425,981

		20,101,447

Transportation - Airlines – 0.7%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)	278	269,746
5.308%, 10/20/2031(a)	359	346,887
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	812	802,522

		1,419,155

Transportation - Services – 0.6%
ENA Master Trust 4.00%, 05/19/2048(a)	370	278,732
TTX Co. 5.50%, 09/25/2026(a)	1,105	1,118,293

		1,397,025

		128,218,192

Financial Institutions – 27.5%
Banking – 21.9%
AIB Group PLC 5.871%, 03/28/2035(a)	778	795,653
Ally Financial, Inc. 6.848%, 01/03/2030	256	266,079
6.992%, 06/13/2029	430	448,688
American Express Co. 5.645%, 04/23/2027	756	765,579
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034	200	223,836
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)	274	266,931

abfunds.com	AB CORPORATE INCOME SHARES | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Banco Santander SA 1.722%, 09/14/2027	$600	$564,630
6.921%, 08/08/2033	1,000	1,076,150
9.625%, 05/21/2033(b)	200	231,032
Bank of America Corp. 3.846%, 03/08/2037	1,605	1,439,460
5.518%, 10/25/2035	655	650,160
Series N 1.658%, 03/11/2027	1,368	1,309,805
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)	332	337,910
Barclays PLC 5.088%, 06/20/2030	490	482,312
5.335%, 09/10/2035	653	640,064
5.674%, 03/12/2028	287	291,477
7.119%, 06/27/2034	1,275	1,381,016
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(a)	330	310,613
BNP Paribas SA 4.625%, 02/25/2031(a)(b)	434	365,215
CaixaBank SA 6.037%, 06/15/2035(a)	894	916,913
6.84%, 09/13/2034(a)	390	421,929
Capital One Financial Corp. 5.463%, 07/26/2030	763	769,730
Citibank NA 4.838%, 08/06/2029	601	602,863
Citigroup, Inc. 3.52%, 10/27/2028	1,293	1,245,392
4.542%, 09/19/2030	776	760,185
Series VAR 3.07%, 02/24/2028	1,362	1,310,012
Series W 4.00%, 12/10/2025(b)	368	358,852
Series X 3.875%, 02/18/2026(b)	344	332,593
Credit Agricole SA 4.00%, 01/10/2033(a)	1,343	1,273,339
Danske Bank A/S 4.613%, 10/02/2030(a)	407	397,305
Deutsche Bank AG/New York NY 4.999%, 09/11/2030	178	175,264
7.079%, 02/10/2034	1,098	1,152,120
DNB Bank ASA 4.875%, 11/12/2024(a)(b)	331	330,805
Goldman Sachs Bank USA/New York NY 5.414%, 05/21/2027	767	774,202

8 | AB CORPORATE INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Goldman Sachs Group, Inc. (The) 1.542%, 09/10/2027	$881	$829,884
1.948%, 10/21/2027	340	321,484
HSBC Holdings PLC 5.733%, 05/17/2032	1,092	1,118,186
Intesa Sanpaolo SpA 6.625%, 06/20/2033(a)	368	390,680
7.20%, 11/28/2033(a)	422	466,234
7.778%, 06/20/2054(a)	935	1,030,725
JPMorgan Chase & Co. 1.04%, 02/04/2027	1,516	1,445,324
1.578%, 04/22/2027	1,511	1,441,902
2.956%, 05/13/2031	848	760,707
2.963%, 01/25/2033	808	705,853
4.505%, 10/22/2028	32	31,786
4.979%, 07/22/2028	329	330,579
5.04%, 01/23/2028	890	894,655
5.766%, 04/22/2035	410	426,761
KBC Group NV 4.932%, 10/16/2030(a)	797	788,950
Lloyds Banking Group PLC 7.50%, 09/27/2025(b)	287	288,449
M&T Bank Corp. 7.413%, 10/30/2029	833	896,591
Morgan Stanley 5.652%, 04/13/2028	1,077	1,098,206
Morgan Stanley Bank NA 4.447%, 10/15/2027	1,100	1,094,346
Series B 5.504%, 05/26/2028	1,094	1,112,762
Nationwide Building Society 2.972%, 02/16/2028(a)	404	385,767
NatWest Group PLC 8.125%, 11/10/2033(b)	256	273,692
Nordea Bank Abp 6.625%, 03/26/2026(a)(b)	335	336,775
Royal Bank of Canada Series G 4.522%, 10/18/2028	764	759,859
Santander Holdings USA, Inc. 5.353%, 09/06/2030	488	483,057
Societe Generale SA 5.519%, 01/19/2028(a)	884	887,023
7.367%, 01/10/2053(a)	1,103	1,123,913
Standard Chartered PLC 5.005%, 10/15/2030(a)	525	518,516

abfunds.com	AB CORPORATE INCOME SHARES | 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)	$233	$231,229
Svenska Handelsbanken AB 4.375%, 03/01/2027(a)(b)	400	382,552
Synchrony Financial 5.935%, 08/02/2030	268	271,814
Toronto-Dominion Bank (The) 5.146%, 09/10/2034	381	374,439
Truist Financial Corp. 1.267%, 03/02/2027	1,331	1,269,042
UBS Group AG 1.364%, 01/30/2027(a)	528	504,515
9.25%, 11/13/2028(a)(b)	273	297,174
US Bank NA/Cincinnati OH 4.507%, 10/22/2027	441	439,474
Wells Fargo & Co. 5.707%, 04/22/2028	569	580,016

		47,261,035

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)	595	570,891

Insurance – 2.7%
Allstate Corp. (The) Series B 8.318% (CME Term SOFR 3 Month + 3.20%), 08/15/2053(c)	712	712,306
Athene Global Funding 1.985%, 08/19/2028(a)	292	260,552
2.55%, 11/19/2030(a)	73	62,741
2.717%, 01/07/2029(a)	118	107,079
4.721%, 10/08/2029(a)	708	695,086
5.526%, 07/11/2031(a)	199	201,555
5.583%, 01/09/2029(a)	46	46,666
5.684%, 02/23/2026(a)	925	932,252
Cigna Group (The) 7.875%, 05/15/2027	53	56,499
Hartford Financial Services Group, Inc. (The) Series ICON 7.505% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(c)	535	494,779
MetLife, Inc. Series D 5.875%, 03/15/2028(b)	170	171,727
Principal Life Global Funding II 4.60%, 08/19/2027(a)	412	411,959

10 | AB CORPORATE INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Prudential Financial, Inc. 5.375%, 05/15/2045	$260	$258,601
6.50%, 03/15/2054	1,359	1,417,818

		5,829,620

REITs – 2.7%
American Tower Corp. 1.60%, 04/15/2026	567	541,406
2.75%, 01/15/2027	1,487	1,424,888
Essential Properties LP 2.95%, 07/15/2031	454	386,113
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	139	120,008
4.00%, 01/15/2030	435	405,142
5.375%, 04/15/2026	1,414	1,414,552
Host Hotels & Resorts LP 5.50%, 04/15/2035	659	646,156
Simon Property Group LP 4.75%, 09/26/2034	480	460,286
Trust Fibra Uno 7.375%, 02/13/2034(a)	358	354,384

		5,752,935

		59,414,481

Utility – 9.8%
Electric – 9.7%
AEP Texas, Inc. 5.25%, 05/15/2052	1,193	1,114,083
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	193	170,539
Alexander Funding Trust II 7.467%, 07/31/2028(a)	640	677,210
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	218	163,870
American Electric Power Co., Inc. 6.95%, 12/15/2054	270	282,023
Berkshire Hathaway Energy Co. 5.95%, 05/15/2037	1,245	1,313,550
6.125%, 04/01/2036	1,298	1,385,226
CenterPoint Energy Houston Electric LLC 5.05%, 03/01/2035	562	560,314
Commonwealth Edison Co. 5.65%, 06/01/2054	762	781,728
DTE Energy Co. 4.95%, 07/01/2027	655	658,589
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	200	175,104
Enel Chile SA 4.875%, 06/12/2028	62	61,388

abfunds.com	AB CORPORATE INCOME SHARES | 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Engie Energia Chile SA 6.375%, 04/17/2034(a)	$663	$675,696
Entergy Louisiana LLC 5.70%, 03/15/2054	778	796,283
Entergy Texas, Inc. 5.55%, 09/15/2054	258	256,648
Fells Point Funding Trust 3.046%, 01/31/2027(a)	261	250,307
FirstEnergy Transmission LLC 2.866%, 09/15/2028(a)	1,520	1,411,214
Florida Power & Light Co. 4.40%, 05/15/2028	1,127	1,120,689
5.05%, 04/01/2028	1,364	1,382,687
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054	74	75,939
Niagara Energy SAC 5.746%, 10/03/2034(a)	333	326,340
Niagara Mohawk Power Corp. 2.759%, 01/10/2032(a)	556	473,061
4.278%, 12/15/2028(a)	361	349,979
5.29%, 01/17/2034(a)	1,392	1,382,075
Pacific Gas and Electric Co. 5.55%, 05/15/2029	182	185,343
PECO Energy Co. 5.25%, 09/15/2054	372	364,742
PPL Capital Funding, Inc. 5.25%, 09/01/2034	86	85,373
Public Service Electric and Gas Co. 5.30%, 08/01/2054	656	655,357
5.45%, 03/01/2054	483	489,004
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031	248	288,771
Virginia Electric and Power Co. 5.55%, 08/15/2054	884	890,197
Vistra Operations Co. LLC 4.30%, 07/15/2029(a)	706	676,327
Vistra Operations Co., LLC 6.95%, 10/15/2033(a)	1,297	1,412,109

		20,891,765

Natural Gas – 0.1%
GNL Quintero SA 4.634%, 07/31/2029(a)	118	116,144

		21,007,909

Total Corporates - Investment Grade (cost $207,569,287)		208,640,582

12 | AB CORPORATE INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 1.0%
Quasi-Sovereign Bonds – 1.0%
Chile – 0.3%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)	$350	$324,898
4.70%, 05/07/2050(a)	295	247,357

		572,255

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)	321	270,523
Petroleos Mexicanos 6.50%, 01/23/2029	135	126,710
6.75%, 09/21/2047	112	79,906
6.95%, 01/28/2060	169	120,412
7.69%, 01/23/2050	80	62,152

		659,703

Peru – 0.3%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)	250	230,000
5.95%, 04/30/2029(a)	432	436,968

		666,968

Qatar – 0.1%
QatarEnergy 3.125%, 07/12/2041(a)	277	209,828

Total Quasi-Sovereigns (cost $2,435,820)		2,108,754

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031	562	447,352
5.20%, 05/15/2049	200	136,700

		584,052

Mexico – 0.1%
Mexico Government International Bond 4.60%, 01/23/2046	200	152,000
4.75%, 03/08/2044	120	95,280

		247,280

Qatar – 0.1%
Qatar Government International Bond 4.817%, 03/14/2049(a)	228	215,175

abfunds.com	AB CORPORATE INCOME SHARES | 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031	$54	$53,037

Total Governments - Sovereign Bonds (cost $1,349,588)		1,099,544

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Energy – 0.0%
Ecopetrol SA 5.875%, 05/28/2045 (cost $22,025)	25	17,563

Total Investments – 98.2% (cost $211,376,720)		211,866,443
Other assets less liabilities – 1.8%		3,929,019

Net Assets – 100.0%		$215,795,462

FUTURES (see Note C)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	5	December 2024	$536,172	$(163)
U.S. T-Note 10 Yr (CBT) Futures	29	December 2024	3,203,594	(107,635)
U.S. Ultra Bond (CBT) Futures	189	December 2024	23,743,125	(1,423,504)

Sold Contracts
U.S. 10 Yr Ultra Futures	58	December 2024	6,597,500	244,917
U.S. T-Note 2 Yr (CBT) Futures	112	December 2024	23,065,875	210,730

				$(1,075,655)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2024, the aggregate market value of these securities amounted to $45,813,557 or 21.2% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2024.

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

14 | AB CORPORATE INCOME SHARES	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

October 31, 2024 (unaudited)

Assets
Investments in securities, at value (cost $211,376,720)	$211,866,443
Cash	2,144,660
Cash collateral due from broker	1,015,401
Interest receivable	2,239,894
Receivable for investment securities sold	2,145,582
Receivable for shares of beneficial interest sold	140,258
Receivable for variation margin on futures	48,263

Total assets	219,600,501

Liabilities
Payable for investment securities purchased	2,760,281
Dividends payable	959,249
Payable for shares of beneficial interest redeemed	80,514
Foreign capital gains tax payable	4,995

Total liabilities	3,805,039

Net Assets	$215,795,462

Composition of Net Assets
Shares of beneficial interest, at par	$219
Additional paid-in capital	253,508,389
Accumulated loss	(37,713,146)

Net Assets	$215,795,462

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 21,859,392 common shares outstanding)	$9.87

See notes to financial statements.

abfunds.com	AB CORPORATE INCOME SHARES | 15

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2024 (unaudited)

Investment Income
Interest	$5,827,003

Total investment income		$5,827,003

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Investment transactions		923,765
Futures		684,363
Swaps		13,253
Net change in unrealized appreciation (depreciation) of:
Investments		5,908,490
Futures		63,576
Swaps		(5,586)

Net gain on investment transactions		7,587,861

Net Increase in Net Assets from Operations		$13,414,864

See notes to financial statements.

16 | AB CORPORATE INCOME SHARES	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,827,003	$11,116,964
Net realized gain (loss) on investment transactions	1,621,381	(12,312,370)
Net change in unrealized appreciation of investments	5,966,480	6,120,000

Net increase in net assets from operations	13,414,864	4,924,594
Distribution to Shareholders	(5,842,402)	(11,191,914)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(7,353,810)	38,607,981

Total increase	218,652	32,340,661
Net Assets
Beginning of period	215,576,810	183,236,149

End of period	$215,795,462	$215,576,810

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

October 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering four separate portfolios: AB Corporate Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares and AB Impact Municipal Income Shares. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Corporate Income Shares (the “Fund”).

Shares of the Fund are offered exclusively to holders of accounts established under wrap-fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Fund’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more

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NOTES TO FINANCIAL STATEMENTS (continued)

than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those

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NOTES TO FINANCIAL STATEMENTS (continued)

securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and

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NOTES TO FINANCIAL STATEMENTS (continued)

any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$208,640,582		$	– 0	–	$208,640,582
Quasi-Sovereigns		– 0	–	2,108,754			– 0	–	2,108,754
Governments – Sovereign Bonds		– 0	–	1,099,544			– 0	–	1,099,544
Emerging Markets – Corporate Bonds		– 0	–	17,563			– 0	–	17,563

Total Investments in Securities		– 0	–	211,866,443			– 0	–	211,866,443
Other Financial Instruments(a):
Assets:
Futures		455,647		– 0	–		– 0	–	455,647	(b)
Liabilities:
Futures		(1,531,302)		– 0	–		– 0	–	(1,531,302	)(b)

Total		$(1,075,655)		$211,866,443		$	– 0	–	$210,790,788

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Fund pays no advisory fee to the Adviser and the Adviser reimburses or pays for the Fund’s operating expenses. The Fund is an integral part of separately managed accounts in wrap-fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of the separately managed account, including costs and expenses associated with the Fund, and a fee is paid by their investment adviser to the Adviser. In certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Fund’s Board. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Fund for, office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund has entered into a distribution agreement with AllianceBernstein Investments, Inc., the Fund’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Fund’s shares, which are sold at their net asset value without any sales charge. The Fund does not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Fund’s registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders. The Fund does not pay a fee for this service.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended October 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$132,290,523		$138,908,018
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$3,406,750
Gross unrealized depreciation	(3,992,682)

Net unrealized depreciation	$(585,932)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may

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NOTES TO FINANCIAL STATEMENTS (continued)

purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended October 31, 2024, the Fund held futures for hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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NOTES TO FINANCIAL STATEMENTS (continued)

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended October 31, 2024, the Fund held credit default swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended October 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$455,647	*	Payable for variation margin on futures	$1,531,302	*

Total		$455,647			$1,531,302

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$684,363	$63,576

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	13,253	(5,586)

Total		$697,616	$57,990

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended October 31, 2024:

Futures:
Average notional amount of buy contracts	$29,365,373
Average notional amount of sale contracts	$29,351,960
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$9,800,000	(a)

(a)	Positions were open for one month during the period.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024

Shares sold	1,617,296	9,268,895	$15,989,385	$89,251,896

Shares redeemed	(2,366,502)	(5,302,811)	(23,343,195)	(50,643,915)

Net increase (decrease)	(749,206)	3,966,084	$(7,353,810)	$38,607,981

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

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NOTES TO FINANCIAL STATEMENTS (continued)

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended October 31, 2024.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2025 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended April 30, 2024 and April 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$11,191,914	$6,423,355

Total distributions paid	$11,191,914	$6,423,355

As of April 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,109,917
Accumulated capital and other losses	(39,909,401	)(a)
Unrealized appreciation (depreciation)	(5,509,381	)(b)

Total accumulated earnings (deficit)	$(44,308,865	)(c)

(a)	As of April 30, 2024, the Fund had a net capital loss carryforward of $39,909,401.
(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and dividends payable

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2024, the Fund had a net short-term capital loss carryforward of $12,164,577 and a net long-term capital loss carryforward of $27,744,824, which may be carried forward for an indefinite period.

abfunds.com	AB CORPORATE INCOME SHARES | 31

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

32 | AB CORPORATE INCOME SHARES	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.54	$ 9.83	$ 10.22	$ 11.82	$ 11.56	$ 11.11

Income From Investment Operations

Net investment income(a)	.26	.51	.39	.33	.37	.44

Net realized and unrealized gain (loss) on investment transactions	.33	(.29)	(.39)	(1.47)	.55	.51

Net increase (decrease) in net asset value from operations	.59	.22	– 0	–	(1.14)	.92	.95

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.51)	(.39)	(.34)	(.38)	(.45)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.12)	(.28)	(.05)

Total dividends and distributions	(.26)	(.51)	(.39)	(.46)	(.66)	(.50)

Net asset value, end of period	$ 9.87	$ 9.54	$ 9.83	$ 10.22	$ 11.82	$ 11.56

Total Return

Total investment return based on net asset value(b)	6.26%	2.35%	.16%	(10.08)%	7.90%	8.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$215,795	$215,577	$183,236	$222,550	$208,745	$114,455

Ratio to average net assets of:

Net investment income	5.28	%^	5.31%	3.94%	2.84%	3.02%	3.83%

Portfolio turnover rate	62%	140%	85%	49%	43%	87%

(a)	Based on average shares outstanding.

(b)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

abfunds.com	AB CORPORATE INCOME SHARES | 33

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Corporate Income Shares (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

34 | AB CORPORATE INCOME SHARES	abfunds.com

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

abfunds.com	AB CORPORATE INCOME SHARES | 35

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund. The directors noted that the Adviser is compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund

36 | AB CORPORATE INCOME SHARES	abfunds.com

paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors recognized that such information was of limited utility in light of the Fund’s unusual fee arrangement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the

abfunds.com	AB CORPORATE INCOME SHARES | 37

Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

38 | AB CORPORATE INCOME SHARES	abfunds.com

NOTES

abfunds.com	AB CORPORATE INCOME SHARES | 39

NOTES

40 | AB CORPORATE INCOME SHARES	abfunds.com

AB CORPORATE INCOME SHARES

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

CIS-0152-1024

OCT 10.31.24

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB IMPACT MUNICIPAL INCOME SHARES

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.1%
Long-Term Municipal Bonds – 98.1%
Alabama – 0.9%
Alabama Community College System ACCS Enhancements Fee Revenue AGM Series 2021 4.00%, 09/01/2051	$5,500	$5,194,712

Arizona – 4.1%
Arizona Industrial Development Authority Series 2021-A 4.00%, 07/01/2051	3,195	2,811,709
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2061	3,980	3,398,077
Series 2021-B 4.00%, 07/01/2051	1,250	1,100,042
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050	4,500	4,245,768
Series 2021 4.00%, 02/01/2038	1,400	1,411,632
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 4.00%, 04/01/2046	3,500	3,249,172
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040(a)	500	504,308
5.00%, 07/01/2050(a)	1,175	1,153,255
5.00%, 07/01/2054(a)	640	618,829
Series 2021 4.00%, 07/01/2051(a)	1,625	1,333,133
4.00%, 07/01/2061(a)	5,210	4,105,530

		23,931,455

California – 14.9%
California Educational Facilities Authority (Mount St Mary’s University/CA) Series 2018-A 5.00%, 10/01/2036	405	427,183
5.00%, 10/01/2046	2,750	2,852,353

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2047	$3,750	$3,797,031
California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050	1,000	1,021,692
5.00%, 08/01/2055	1,200	1,219,765
California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037	3,390	3,150,753
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	5,000	5,015,701
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046	5,000	4,943,864
4.00%, 05/01/2051	5,000	4,825,832
4.00%, 05/01/2055	5,000	4,767,764
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner LLC) Series 2024 5.00%, 07/01/2044	2,000	2,121,161
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2036(a)	710	733,371
5.00%, 12/01/2046(a)	7,985	8,037,071
5.00%, 12/01/2054(a)	1,990	1,972,953
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)	1,775	1,726,258
5.00%, 11/01/2049(a)	6,075	5,500,399
California Municipal Finance Authority (La Maestra Family Clinic, Inc.) Series 2021 4.00%, 09/01/2046	2,960	2,908,756
4.00%, 09/01/2051	2,745	2,649,611

2 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2037	$1,200	$1,222,106
4.00%, 07/01/2046	2,090	2,052,769
4.00%, 07/01/2051	1,945	1,893,238
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)	600	602,248
5.00%, 06/01/2054(a)	250	239,208
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036(a)	1,365	1,169,361
5.00%, 06/01/2051(a)	2,500	1,857,172
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	1,000	1,001,102
5.00%, 06/01/2048(a)	1,085	1,028,839
5.00%, 06/01/2056(a)	1,000	931,075
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)	3,750	3,623,866
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)	955	804,100
4.00%, 06/01/2051(a)	1,000	768,659
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	3,000	3,067,449
Series 2022 5.375%, 08/01/2042(a)	1,500	1,585,853
City of Oakland CA Series 2023-A 5.50%, 07/15/2053	2,500	2,835,624
Series 2023-D 5.50%, 07/15/2053	2,500	2,835,624
Port of Los Angeles Series 2024-2 5.00%, 08/01/2037	2,000	2,186,976

		87,376,787

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado – 0.5%
Denver Health & Hospital Authority Series 2019-A 4.00%, 12/01/2038	$1,020	$965,312
4.00%, 12/01/2039	1,000	943,853
4.00%, 12/01/2040	750	703,988

		2,613,153

Connecticut – 0.9%
City of Bridgeport CT Series 2021-A 4.00%, 08/01/2037	775	781,900
4.00%, 08/01/2039	1,000	1,002,598
4.00%, 08/01/2040	325	324,210
BAM Series 2018-C 5.00%, 07/15/2036	1,000	1,050,192
5.00%, 07/15/2038	620	648,605
BAM Series 2019-A 5.00%, 02/01/2035	1,500	1,591,373

		5,398,878

District of Columbia – 4.7%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046	1,715	1,791,143
5.00%, 04/01/2051	2,635	2,727,446
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,785	1,812,476
Series 2017-B 5.00%, 07/01/2037	2,425	2,483,921
5.00%, 07/01/2042	2,000	2,030,785
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	4,275	4,097,187
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 08/31/2027	620	644,068
5.50%, 02/28/2035	4,025	4,537,210
5.50%, 02/29/2036	1,625	1,839,954
5.50%, 08/31/2036	1,800	2,040,388
5.50%, 02/28/2037	3,100	3,523,388

		27,527,966

4 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida – 1.2%
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2040	$825	$791,311
5.00%, 06/01/2050	3,735	3,408,430
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	2,000	2,026,056
Series 2023-B 5.78%, 06/01/2027(a)	1,000	1,006,399

		7,232,196

Illinois – 8.0%
Chicago Housing Authority Series 2018-A 5.00%, 01/01/2035	3,545	3,678,207
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2017 5.00%, 12/01/2051	5,085	5,146,184
Chicago Transit Authority Sales Tax Receipts Fund Series 2014 5.25%, 12/01/2049	5,000	5,012,129
Series 2020-A 5.00%, 12/01/2045	7,315	7,569,095
Series 2022-A 4.00%, 12/01/2049	4,190	3,929,608
5.00%, 12/01/2057	3,770	3,896,477
Cook County Community College District No. 508 BAM Series 2017 5.00%, 12/01/2047	620	630,048
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041	2,600	2,369,703
4.00%, 11/01/2051	3,680	3,151,542
4.00%, 11/01/2056	3,850	3,229,126
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2040	615	574,885
4.00%, 10/01/2050	6,505	5,842,630

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.00%, 10/01/2055	$2,000	$1,753,592

		46,783,226

Indiana – 0.5%
Muncie Sanitary District AGM Series 2021-A 5.00%, 01/01/2029	685	729,465
5.00%, 07/01/2029	600	642,967
5.00%, 01/01/2030	1,000	1,075,998
5.00%, 07/01/2030	420	453,640

		2,902,070

Louisiana – 0.5%
Tangipahoa Parish Hospital Service District No. 1 Series 2021 4.00%, 02/01/2041	1,500	1,379,839
4.00%, 02/01/2042	1,500	1,365,894

		2,745,733

Maryland – 4.1%
Maryland Economic Development Corp. Series 2020 5.00%, 07/01/2056	1,225	1,241,253
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	1,200	1,034,378
Maryland Economic Development Corp. (Maryland Econ Dev Corp.-Morgan View & Thurgood Marshall Student Hsg) Series 2020 5.00%, 07/01/2050	2,500	2,549,755
Series 2022 5.00%, 07/01/2033	1,895	2,040,674
5.00%, 07/01/2034	1,840	1,970,633
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	1,250	1,375,538
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2052	8,000	8,320,762
5.25%, 06/30/2055	5,000	5,198,084

		23,731,077

6 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts – 4.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2024-B 5.25%, 07/01/2054	$2,000	$2,195,116
Massachusetts Development Finance Agency Series 2023 4.375%, 07/01/2052	5,500	5,292,021
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	8,265	8,277,825
Series 2016-E 5.00%, 07/01/2037	765	774,652
Series 2017-F 5.00%, 07/01/2030	1,475	1,535,325
Series 2023 5.25%, 07/01/2048	2,720	2,916,463
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	1,765	1,790,810
5.00%, 07/01/2039	2,250	2,269,232
AGM Series 2020-C 4.00%, 10/01/2045	1,090	1,041,230
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032	825	836,733

		26,929,407

Michigan – 8.4%
Center Line Public Schools Series 2018 5.00%, 05/01/2038	895	937,248
City of Detroit MI Series 2018 5.00%, 04/01/2027	500	519,384
5.00%, 04/01/2032	770	800,534
5.00%, 04/01/2034	1,255	1,300,521
5.00%, 04/01/2035	1,500	1,551,843
5.00%, 04/01/2036	1,200	1,239,571
5.00%, 04/01/2037	1,100	1,134,698
Series 2021-A 4.00%, 04/01/2042	1,050	980,797
5.00%, 04/01/2050	3,650	3,749,291

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-A 5.25%, 05/01/2028	$300	$319,166
5.25%, 05/01/2030	700	764,975
5.25%, 05/01/2031	600	660,431
5.25%, 05/01/2032	600	665,599
5.25%, 05/01/2033	800	893,769
6.00%, 05/01/2039	2,500	2,857,859
Detroit City School District Series 2020-A 5.00%, 05/01/2036	1,145	1,224,491
5.00%, 05/01/2037	1,150	1,223,631
5.00%, 05/01/2039	1,645	1,735,504
5.00%, 05/01/2040	1,000	1,050,481
Downriver Utility Wastewater Authority AGM Series 2018 5.00%, 04/01/2043	1,515	1,563,564
Ferris State University Series 2019-A 5.00%, 10/01/2025	2,000	2,031,231
5.00%, 10/01/2026	2,185	2,256,386
Flint Hospital Building Authority Series 2013 4.75%, 07/01/2028	110	109,141
Series 2013-A 5.25%, 07/01/2039	1,250	1,247,475
Flint Hospital Building Authority (Hurley Medical Center) Series 2020 4.00%, 07/01/2035	1,000	937,007
4.00%, 07/01/2038	1,575	1,450,012
4.00%, 07/01/2041	3,500	3,109,318
5.00%, 07/01/2031	2,405	2,470,294
Flint Public Library AGM Series 2020 3.00%, 05/01/2029	1,085	1,056,057
3.00%, 05/01/2030	1,175	1,138,228
Great Lakes Water Authority Water Supply System Revenue Series 2016-B 5.00%, 07/01/2046	1,225	1,242,194
Series 2020-B 5.00%, 07/01/2045	1,350	1,424,579
5.00%, 07/01/2049	1,300	1,356,993
Series 2022-A 5.00%, 07/01/2038	1,215	1,342,715
5.25%, 07/01/2039	1,925	2,150,152
5.25%, 07/01/2040	735	818,593

		49,313,732

8 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.6%
City of Minneapolis MN Series 2021-A 4.00%, 07/01/2051	$3,585	$2,599,208
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)	1,000	970,272

		3,569,480

Missouri – 0.0%
St. Louis Community College District Series 2017 4.00%, 04/01/2035	200	201,143

New Jersey – 4.7%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2040(a)	3,200	3,037,120
4.00%, 07/15/2050(a)	3,260	2,906,055
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.) Series 2018-A 5.00%, 07/01/2050	1,000	1,002,418
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023
5.185%, 03/01/2030	1,500	1,533,653
5.198%, 03/01/2031	1,500	1,534,200
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) Series 2020 5.00%, 11/01/2044	10,925	11,343,354
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	1,175	1,186,205
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2015 5.00%, 03/01/2025	3,205	3,219,751

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027	$645	$675,121
5.00%, 06/15/2042	1,000	1,025,038

		27,462,915

New York – 17.0%
Buffalo Sewer Authority Series 2021 1.75%, 06/15/2049(b)	2,380	1,720,772
Build NYC Resource Corp. Series 2017 5.00%, 06/01/2037(a)	500	505,258
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031	200	198,979
4.00%, 06/15/2036	990	967,952
Build NYC Resource Corp. (Children’s Aid Society (The)) Series 2019 4.00%, 07/01/2044	1,890	1,814,739
4.00%, 07/01/2049	600	564,430
Build NYC Resource Corp. (Classical Charter School, Inc.) Series 2023 4.75%, 06/15/2058	760	735,483
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,250	2,364,694
5.75%, 06/01/2062(a)	7,000	7,342,906
Build NYC Resource Corp. (Global Community Charter School) Series 2022 4.00%, 06/15/2032	900	904,505
5.00%, 06/15/2042	2,800	2,865,718
5.00%, 06/15/2052	1,520	1,530,448
5.00%, 06/15/2057	1,300	1,304,831
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018-A 5.50%, 05/01/2048(a)	500	507,456

10 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2057	$1,625	$1,678,961
5.25%, 07/01/2062	2,000	2,059,930
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	3,260	3,221,225
Series 2017-A 5.00%, 06/01/2047(a)	1,725	1,726,486
Metropolitan Transportation Authority Series 2014-D 5.00%, 11/15/2039	4,000	4,002,194
Series 2020-A 4.00%, 11/15/2043	1,480	1,430,255
Series 2020-C 4.75%, 11/15/2045	6,015	6,180,978
5.25%, 11/15/2055	17,020	17,818,427
Series 2020-D 4.00%, 11/15/2050	5,000	4,731,970
Series 2020-E 4.00%, 11/15/2045	3,000	2,881,678
5.00%, 11/15/2032	3,250	3,535,263
Series 2021-A 4.00%, 11/15/2041	7,500	7,422,393
Series 2024-B 5.00%, 11/15/2043	2,000	2,151,873
BAM Series 2024-A 4.00%, 11/15/2048	4,500	4,298,172
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,895	1,933,282
New York City Health and Hospitals Corp. (New York City Health and Hospital Corp. Lease) Series 2021-A 4.00%, 02/15/2045	1,110	1,081,594
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	4,000	4,293,480

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	$375	$388,513
5.00%, 08/01/2034	750	774,167
AGM Series 2020 3.00%, 09/01/2050	2,000	1,511,103
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding Co., LLC) Series 2023 6.971%, 06/30/2051	2,000	2,026,397
Onondaga Civic Development Corp. (Crouse Health Hospital Inc Obligated Group) Series 2024 5.125%, 08/01/2044	1,250	1,263,038

		99,739,550

North Carolina – 0.8%
North Carolina Central University Series 2019 4.00%, 04/01/2049	2,270	2,076,998
5.00%, 04/01/2044	2,500	2,551,709

		4,628,707

Ohio – 3.2%
American Municipal Power, Inc. (American Municipal Power Solar Electricity Prepayment Revenue) Series 2019 5.00%, 02/15/2044	2,150	2,224,715
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History (The)) Series 2021 4.00%, 07/01/2051	1,370	1,238,730
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	7,865	7,956,672
5.25%, 02/15/2047	1,500	1,523,656
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	2,690	2,616,915

12 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2041	$2,000	$2,116,163
5.25%, 01/01/2052	1,000	1,034,683

		18,711,534

Oklahoma – 1.8%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	2,100	2,157,448
5.50%, 08/15/2057	3,365	3,432,312
Series 2022-A 5.50%, 08/15/2041	5,000	5,146,668

		10,736,428

Pennsylvania – 8.6%
City of Philadelphia PA Water & Wastewater Revenue Series 2018-A 5.00%, 10/01/2048	3,050	3,157,896
Series 2019-B 5.00%, 11/01/2049	3,095	3,214,958
Series 2022-C 5.50%, 06/01/2047	5,780	6,364,053
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	2,585	2,542,046
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	885	905,066
5.00%, 07/01/2034	2,130	2,169,814
AGM Series 2022 4.00%, 07/01/2040	4,475	4,400,311
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036	1,620	1,697,247
5.00%, 05/01/2037	1,390	1,453,707
5.00%, 05/01/2038	1,000	1,045,126
AGM Series 2017 5.00%, 12/01/2035	200	208,368

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	$2,100	$2,101,292
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2036	1,500	1,669,032
5.00%, 11/01/2039	1,850	2,033,678
5.00%, 11/01/2040	700	766,323
5.00%, 11/01/2041	1,265	1,377,530
5.00%, 11/01/2042	1,050	1,139,656
5.00%, 11/01/2043	750	810,318
Pittsburgh Water & Sewer Authority AGM Series 2019-A 5.00%, 09/01/2044	2,000	2,099,260
AGM Series 2020-B 4.00%, 09/01/2045	2,250	2,198,624
4.00%, 09/01/2050	2,500	2,395,029
AGM Series 2023-A 4.25%, 09/01/2053	2,500	2,457,440
School District of the City of Erie (The) AGM Series 2019-A 5.00%, 04/01/2031	930	992,882
AGM Series 2019-C 5.00%, 04/01/2028	1,850	1,959,974
5.00%, 04/01/2029	1,000	1,074,553

		50,234,183

Rhode Island – 1.2%
Rhode Island Health and Educational Building Corp. (City of Providence RI)
BAM Series 2021-D 4.00%, 05/15/2038	2,930	2,966,489
4.00%, 05/15/2040	1,375	1,380,646
4.00%, 05/15/2041	2,485	2,488,824

		6,835,959

Texas – 1.4%
City of Mission TX BAM Series 2021 5.00%, 02/15/2028	1,000	1,055,252
5.00%, 02/15/2029	1,000	1,065,693
El Paso County Hospital District Series 2024 4.125%, 02/15/2049(c)	1,000	958,989

14 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.25%, 02/15/2054(c)	$600	$576,519
5.00%, 08/15/2042	3,400	3,649,524
5.00%, 08/15/2043	1,000	1,068,983

		8,374,960

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	3,600	3,673,811

West Virginia – 0.8%
Morgantown Utility Board, Inc. Series 2018-B 5.00%, 12/01/2043	2,555	2,640,825
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2017-A 5.00%, 06/01/2047	1,775	1,794,498

		4,435,323

Wisconsin – 4.1%
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy Ltd.) Series 2020 5.00%, 03/15/2050	3,520	3,524,015
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,430	4,367,202
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058(a)	1,000	1,039,291
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation LLC) Series 2019 5.00%, 06/01/2034	1,000	1,028,658
5.00%, 06/01/2044	6,315	6,354,301
Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	8,255	7,405,816

		23,719,283

Total Municipal Obligations (cost $593,455,305)		574,003,668

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 15

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.72%(d)(e)(f) (cost $3,759,404)	3,759,404	$3,759,404

Total Investments – 98.7% (cost $597,214,709)		577,763,072
Other assets less liabilities – 1.3%		7,597,505

Net Assets – 100.0%		$585,360,577

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	29,852	10/15/2029	2.516%	CPI#	Maturity	$(22,997)	$	– 0	–	$(22,997)
USD	29,824	10/15/2029	2.451%	CPI#	Maturity	65,404		– 0	–	65,404
USD	29,824	10/15/2029	2.499%	CPI#	Maturity	250		– 0	–	250

						$42,657	$	– 0	–	$42,657

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	15,600	07/31/2029	1 Day SOFR	3.986%	Annual	$79,995	$	– 0	–	$79,995
USD	12,400	07/31/2029	1 Day SOFR	4.461%	Annual	332,839		– 0	–	332,839
USD	11,000	07/31/2029	1 Day SOFR	3.975%	Annual	50,876		– 0	–	50,876
USD	10,000	07/31/2029	1 Day SOFR	3.938%	Annual	29,337		– 0	–	29,337
USD	12,180	10/15/2029	1 Day SOFR	3.814%	Annual	14,580		– 0	–	14,580
USD	12,160	10/15/2029	1 Day SOFR	3.740%	Annual	(26,821)		– 0	–	(26,821)
USD	12,160	10/15/2029	1 Day SOFR	3.761%	Annual	(15,848)		– 0	–	(15,848)

16 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value		Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	24,100	07/31/2030	1 Day SOFR	4.016%	Annual	$215,065		$	– 0	–	$215,065
USD	28,600	11/01/2030	1 Day SOFR	4.518%	Annual	905,546			– 0	–	905,546
USD	16,000	07/31/2031	1 Day SOFR	4.181%	Annual	340,757			– 0	–	340,757
USD	15,400	09/15/2031	1 Day SOFR	3.533%	Annual	(237,077)			– 0	–	(237,077)
USD	4,900	09/15/2031	1 Day SOFR	3.768%	Annual	– 0	–		– 0	–	– 0	–
USD	4,500	09/15/2031	1 Day SOFR	3.411%	Annual	(107,952)			– 0	–	(107,952)
USD	3,800	09/15/2031	1 Day SOFR	3.517%	Annual	(66,028)			– 0	–	(66,028)
USD	33,400	12/19/2033	3.571%	1 Day SOFR	Annual	1,038,465			– 0	–	1,038,465
USD	19,200	06/15/2034	3.543%	1 Day SOFR	Annual	439,762			2,370		437,392
USD	13,410	08/15/2034	3.314%	1 Day SOFR	Annual	525,530			– 0	–	525,530
USD	10,500	08/15/2034	3.304%	1 Day SOFR	Annual	448,882			– 0	–	448,882

						$3,967,908			$2,370		$3,965,538

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2024, the aggregate market value of these securities amounted to $75,317,741 or 12.9% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2024.

(c)	When-Issued or delayed delivery security.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of October 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

DOT – Department of Transportation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 17

STATEMENT OF ASSETS & LIABILITIES

October 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $593,455,305)	$574,003,668
Affiliated issuers (cost $3,759,404)	3,759,404
Cash collateral due from broker	2,375,219
Interest receivable	9,031,924
Receivable due from Adviser	149,132
Receivable for shares of beneficial interest sold	40,144
Affiliated dividends receivable	10,931

Total assets	589,370,422

Liabilities
Due to custodian	479,655
Dividends payable	1,878,513
Payable for investment securities purchased	1,549,712
Payable for variation margin on centrally cleared swaps	89,739
Payable for shares of beneficial interest redeemed	12,226

Total liabilities	4,009,845

Net Assets	$585,360,577

Composition of Net Assets
Shares of beneficial interest, at par	$596
Additional paid-in capital	614,950,505
Accumulated loss	(29,590,524)

Net Assets	$585,360,577

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 59,610,129 common shares outstanding)	$9.82

See notes to financial statements.

18 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2024 (unaudited)

Investment Income
Interest	$11,001,878
Dividends—Affiliated issuers	91,097
Other income(a)	3,324

Total investment income		$11,096,299

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions		(4,136,623)
Swaps		(474,381)
Net change in unrealized appreciation of:
Investments		16,758,823
Swaps		4,132,639

Net gain on investment transactions		16,280,458

Net Increase in Net Assets from Operations		$27,376,757

(a)	Other income includes a reimbursement for investment in affiliated issuer (see Note B).

See notes to financial statements.

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,096,299	$20,719,875
Net realized loss on investment transactions	(4,611,004)	(5,978,197)
Net change in unrealized appreciation of investments	20,891,462	5,763,930

Net increase in net assets from operations	27,376,757	20,505,608
Distribution to Shareholders	(10,732,235)	(20,167,561)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(2,688,060)	29,036,450

Total increase	13,956,462	29,374,497
Net Assets
Beginning of period	571,404,115	542,029,618

End of period	$585,360,577	$571,404,115

See notes to financial statements.

20 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

NOTES TO FINANCIAL STATEMENTS

October 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering four separate portfolios: AB Corporate Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares and AB Impact Municipal Income Shares. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Impact Municipal Income Shares (the “Fund”).

Shares of the Fund are offered exclusively to holders of accounts established under wrap fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Fund’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more

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NOTES TO FINANCIAL STATEMENTS (continued)

than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for

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this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available,

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which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$574,003,668		$	– 0	–	$574,003,668
Short-Term Investments		3,759,404		– 0	–		– 0	–	3,759,404

Total Investments in Securities		3,759,404		574,003,668			– 0	–	577,763,072
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	65,654			– 0	–	65,654	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	4,421,634			– 0	–	4,421,634	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(22,997)			– 0	–	(22,997	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(453,726)			– 0	–	(453,726	)(b)

Total		$3,759,404		$578,014,233		$	– 0	–	$581,773,637

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

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In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the advisory agreement, the Fund pays no advisory fee to the Adviser and the Adviser reimburses or pays for the Fund’s operating expenses. The Fund is an integral part of separately managed accounts in wrap-fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of the separately managed account, including costs and expenses associated with the Fund, and a fee is paid by their investment adviser to the Adviser. In certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly

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NOTES TO FINANCIAL STATEMENTS (continued)

to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Fund’s Board. The advisory agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Fund for, office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

The Fund has entered into a distribution agreement with AllianceBernstein Investments, Inc., the Fund’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Fund’s shares, which are sold at their net asset value without any sales charge. The Fund does not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Fund’s registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders. The Fund does not pay a fee for this service.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to reimburse the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended October 31, 2024, such reimbursement amounted to $3,324.

A summary of the Fund’s transactions in AB mutual funds for the six months ended October 31, 2024 is as follows:

Fund	Market Value 4/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,016	$59,143	$57,400	$3,759	$91

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended October 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$64,072,682	$59,318,621
U.S. government securities	4,523,630	5,530,270

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$10,295,333
Gross unrealized depreciation	(25,738,775)

Net unrealized depreciation	$(15,443,442)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of

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NOTES TO FINANCIAL STATEMENTS (continued)

each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust

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risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended October 31, 2024, the Fund held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended October 31, 2024, the Fund held inflation (CPI) swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC

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NOTES TO FINANCIAL STATEMENTS (continued)

derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended October 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$4,484,918	*	Payable for variation margin on centrally cleared swaps	$476,723	*

Total		$4,484,918			$476,723

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(474,381)	$4,132,639

Total		$(474,381)	$4,132,639

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The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended October 31, 2024:

Centrally Cleared Interest Rate Swaps:
Average notional amount	$186,774,286
Centrally Cleared Inflation Swaps:
Average notional amount	$89,500,000	(a)

(a)	Positions were open for one month during the period.

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024

Shares sold	3,980,739	9,731,162	$39,044,488	$92,033,389

Shares redeemed	(4,250,078)	(6,642,394)	(41,732,548)	(62,996,939)

Net increase (decrease)	(269,339)	3,088,768	$(2,688,060)	$29,036,450

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities selected based on ESG factors may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

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Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

Tax Risk—There is no guarantee that all of the Fund’s income will remain exempt from U.S. federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt

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status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield. The U.S. federal income tax treatment of payments in respect of certain derivative contracts is unclear.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The

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use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments, such as lower-rated securities, are or become difficult to purchase or sell, possibly preventing the Fund from selling such investments at an advantageous price. The Fund is subject to illiquid investments risk because the market for municipal securities is generally smaller than many other markets. Derivatives and securities involving substantial market and credit risk tend to involve greater illiquid investments risk than most other types of investments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain

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restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the Adviser. The Fund did not utilize the Facility during the six months ended October 31, 2024.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended April 30, 2024 and April 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,357,374	$1,651,825

Total taxable distributions paid	1,357,374	1,651,825
Tax-exempt income	18,810,187	16,451,270

Total distributions paid	$20,167,561	$18,103,095

As of April 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed tax-exempt income	$1,708,828
Accumulated capital and other losses	$(10,276,152	)(a)
Unrealized appreciation (depreciation)	(35,954,581	)(b)

Total accumulated earnings (deficit)	$(44,521,905	)(c)

(a)	As of April 30, 2024, the Fund had a net capital loss carryforward of $10,276,152.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of swaps.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2024, the Fund had a net short-term capital loss carryforward of $8,124,654 and a net long-term capital loss carryforward of $2,151,498, which may be carried forward for an indefinite period.

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 35

NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.54	$ 9.54	$ 9.76	$ 10.91	$ 9.91	$ 10.19

Income From Investment Operations

Net investment income(a)	.19	.35	.31	.28	.31	.33

Net realized and unrealized gain (loss) on investment transactions	.27	(.01)	(.20)	(1.16)	1.00	(.27)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(b)	– 0	–

Net increase (decrease) in net asset value from operations	.46	.34	.11	(.88)	1.31	.06

Less: Dividends

Dividends from net investment income	(.18)	(.34)	(.33)	(.27)	(.31)	(.34)

Net asset value, end of period	$ 9.82	$ 9.54	$ 9.54	$ 9.76	$ 10.91	$ 9.91

Total Return

Total investment return based on net asset value(c)	4.84%	3.70%	1.20%	(8.23)%	13.32%	.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$585,361	$571,404	$542,030	$516,931	$458,181	$245,297

Ratio to average net assets of:

Net investment income	3.76	%^	3.73%	3.32%	2.59%	2.88%	3.18%

Portfolio turnover rate	11%	15%	8%	13%	14%	2%

(a)	Based on average shares outstanding.

(b)	Amount is less than $.005.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 37

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Impact Municipal Income Shares (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

38 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 39

distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors noted that the Adviser is compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an

40 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 41

NOTES

42 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

NOTES

abfunds.com	AB IMPACT MUNICIPAL INCOME SHARES | 43

NOTES

44 | AB IMPACT MUNICIPAL INCOME SHARES	abfunds.com

AB IMPACT MUNICIPAL INCOME SHARES

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

IMISH-0152-1024

OCT 10.31.24

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MUNICIPAL INCOME SHARES

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.6%
Long-Term Municipal Bonds – 103.5%
Alabama – 4.4%
Black Belt Energy Gas District Series 2024-B 5.00%, 10/01/2055	$40,965	$43,497,850
Black Belt Energy Gas District (Apollo Global Management, Inc.) Series 2024-A 5.25%, 05/01/2055	8,000	8,666,788
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2022-F 5.50%, 11/01/2053	15,500	16,470,773
Series 2023-A 5.25%, 01/01/2054(a)(b)	46,865	50,442,866
Series 2023-C 5.50%, 10/01/2054	16,055	17,650,894
Series 2023-D 5.079% (SOFR + 1.85%), 06/01/2049(c)	20,500	21,074,843
Black Belt Energy Gas District (Morgan Stanley) 5.728% (SOFR + 2.15%), 02/01/2053(a)(b)(c)	10,000	10,393,849
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	17,325	17,267,661
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	31,900	34,053,142
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053(a)(b)	22,380	24,180,424
County of Jefferson AL Sewer Revenue Series 2024 5.25%, 10/01/2041	2,250	2,450,491
5.25%, 10/01/2044	2,665	2,879,978
5.50%, 10/01/2053	9,610	10,402,947
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 5.279% (SOFR + 2.05%), 11/01/2053(c)	16,000	16,209,954
5.50%, 11/01/2053(b)	17,645	19,291,407

abfunds.com	AB MUNICIPAL INCOME SHARES | 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-B 5.429% (SOFR + 2.20%), 04/01/2054(c)	$10,000	$10,225,350
Series 2024-B 5.25%, 07/01/2054	41,865	45,055,565
Homewood Educational Building Authority (CHF – Horizons II LLC) Series 2024 5.00%, 10/01/2056	1,200	1,201,956
5.50%, 10/01/2049	4,500	4,758,012
5.50%, 10/01/2054	1,400	1,470,505
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	5,000	5,059,562
5.00%, 02/01/2041	5,000	5,047,064
Series 2021 4.00%, 02/01/2041	3,370	3,163,648
4.00%, 02/01/2046	9,640	8,638,907
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2039(a)(b)	5,000	5,188,799
5.00%, 02/01/2046(a)(b)	23,280	23,827,120
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2031	2,235	2,386,508
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 5.00%, 06/01/2054	28,330	28,921,902
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	38,405	41,072,753
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	35,220	37,702,390
Southeast Energy Authority A Cooperative District Series 2024-C 5.00%, 11/01/2055	10,000	10,750,145

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	$4,085	$4,261,729
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	15,000	15,005,061
Series 2022-A 5.50%, 01/01/2053	7,620	8,210,211
5.998% (SOFR + 2.42%), 01/01/2053(a)(b)(c)	10,000	10,521,817
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	28,425	30,160,594
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	10,000	10,583,095

		608,146,560

Alaska – 0.1%
Municipality of Anchorage AK Solid Waste Services Revenue Series 2022-A 5.25%, 11/01/2062	3,000	3,167,706
State of Alaska International Airports System Series 2016-B 5.00%, 10/01/2033	6,500	6,575,403
5.00%, 10/01/2034	2,500	2,527,741

		12,270,850

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	3,235	3,292,570
Series 2018 7.125%, 09/01/2038(a)	8,315	8,915,042

		12,207,612

abfunds.com	AB MUNICIPAL INCOME SHARES | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona – 2.8%
Arizona Industrial Development Authority Series 2024 5.00%, 11/01/2054	$8,205	$8,642,364
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	14,330	13,606,409
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 4.43%, 07/01/2033(a)	520	523,248
5.25%, 07/01/2053(a)	1,000	1,002,567
5.50%, 07/01/2058(a)	1,000	1,009,156
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(a)	11,325	9,989,818
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)	10,000	9,225,382
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047	750	758,493
5.00%, 07/01/2057	1,500	1,505,952
5.00%, 07/01/2062	1,460	1,462,217
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051	1,000	880,034
4.00%, 07/01/2061	4,600	3,927,426
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030(d)(e)(f)	1,500	60,000
7.75%, 07/01/2050(d)(e)(f)	33,950	1,358,000
Series 2021-A 6.00%, 07/01/2051(d)(e)(f)	1,425	57,000
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049	785	797,041

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2018 5.75%, 07/15/2048(a)	$1,000	$1,012,683
Series 2020-A 4.00%, 07/15/2030(a)	1,395	1,385,580
4.00%, 07/15/2040(a)	4,180	3,800,820
4.00%, 07/15/2050(a)	1,000	841,461
Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 05/01/2051(d)(f)	1,100	605,000
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	3,900	3,993,337
5.00%, 09/01/2052	1,500	1,536,063
Series 2023 4.10%, 12/01/2037	6,000	6,025,611
Series 2024 4.00%, 06/01/2049	40,000	40,008,900
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032	5,000	4,275,952
2.542%, 07/01/2033	5,000	4,211,062
2.642%, 07/01/2034	6,795	5,640,567
2.742%, 07/01/2035	10,000	8,197,757
2.842%, 07/01/2036	13,000	10,538,417
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2014-B 5.00%, 07/01/2026	11,000	11,016,808
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.321%, 07/01/2034	10,500	8,388,187
2.421%, 07/01/2035	10,325	8,118,113
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	937,784
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	2,700	2,703,937

abfunds.com	AB MUNICIPAL INCOME SHARES | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	$18,125	$17,764,137
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools, Inc. Obligated Group) Series 2015 5.00%, 07/01/2035(a)	2,000	2,008,446
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	3,875	3,874,943
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2049(a)	6,890	6,487,769
5.00%, 07/01/2055(a)	3,700	3,436,513
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.625%, 11/15/2030(a)	9,500	9,646,392
6.875%, 11/15/2052(a)	6,500	7,058,194
7.00%, 11/15/2057(a)	2,915	3,173,088
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2046(a)	3,500	3,477,047
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	2,875	2,265,528
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	20,370	20,933,292

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	$24,115	$21,391,647
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2039	2,725	3,016,233
5.00%, 12/01/2040	5,750	6,322,411
5.00%, 12/01/2041	1,525	1,668,844
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(a)	2,000	1,994,919
5.00%, 07/01/2054(a)	2,300	2,262,261
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.50%, 07/01/2054(a)	8,500	8,833,765
6.625%, 07/01/2059(a)	5,000	5,216,467
6.75%, 07/01/2063(a)	5,880	6,158,166
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)	1,650	1,688,042
6.375%, 07/01/2058(a)	3,670	3,765,834
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	10,945	11,765,431
5.00%, 12/01/2037	2,915	3,159,859
5.25%, 12/01/2027	16,425	17,244,954
Sierra Vista Industrial Development Authority Series 2024 5.00%, 06/15/2044(a)	1,300	1,307,512
5.00%, 06/15/2054(a)	2,500	2,476,958
5.00%, 06/15/2064(a)	2,500	2,430,166
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(a)	10,000	10,382,845

abfunds.com	AB MUNICIPAL INCOME SHARES | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	$1,185	$1,147,523
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,065	667,011
Yuma Industrial Development Authority Series 2024 4.00%, 08/01/2054	2,500	2,403,061
5.25%, 08/01/2054	10,235	10,995,681

		384,468,085

Arkansas – 0.5%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044	21,000	21,479,818
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)	7,185	7,912,736
Series 2024 7.375%, 07/01/2048(a)	34,700	38,663,309
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	5,000	5,184,299

		73,240,162

California – 13.0%
Alameda Corridor Transportation Authority Series 2022-A 5.35%, 10/01/2048(g)	17,000	9,776,595
5.38%, 10/01/2049(g)	10,435	5,985,722
5.40%, 10/01/2050(g)	7,345	4,192,724
AGM Series 2024 Zero Coupon, 10/01/2049	7,250	2,221,480
Zero Coupon, 10/01/2053	15,000	3,657,186
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	17,900	17,867,510
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	26,000	23,432,508

8 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

ARC70 II TRUST Series 2021 4.00%, 12/01/2059	$7,860	$6,888,357
Series 2023 4.84%, 04/01/2065(e)(h)	60,680	56,877,064
California Community Choice Financing Authority Series 2024 5.00%, 02/01/2055(i)	36,510	39,247,845
5.00%, 08/01/2055	26,635	28,539,352
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	61,410	65,639,902
California Community Choice Financing Authority (Apollo Global Management, Inc.) Series 2024 5.00%, 01/01/2055	14,745	15,835,123
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	115,505	124,013,491
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	1,000	1,015,286
Series 2023 5.25%, 11/01/2054	3,800	4,102,721
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.679% (SOFR + 1.63%), 07/01/2053(a)(b)(c)	16,800	16,789,883
4.899% (SOFR + 1.67%), 02/01/2054(c)	10,000	10,092,419
5.00%, 02/01/2054	48,650	52,182,987
Series 2024 5.00%, 05/01/2054	27,820	30,013,315
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043	4,485	4,637,518

abfunds.com	AB MUNICIPAL INCOME SHARES | 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 05/01/2048	$6,750	$6,955,764
5.25%, 05/01/2053	6,300	6,471,872
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	23,800	20,957,618
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	39,200	33,356,248
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	17,000	12,519,274
4.00%, 08/01/2046(a)	7,585	6,501,012
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	19,715	14,013,310
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	121,230	4,978,455
5.50%, 02/01/2040(a)	4,875	4,409,846
Series 2022-A 4.50%, 08/01/2052(a)	21,280	17,323,927
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2033	4,005	4,028,285
5.00%, 04/01/2034	4,205	4,228,479
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031	1,000	1,036,656
5.00%, 04/01/2042	1,000	1,018,371
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)	2,000	2,021,843

10 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(a)	$5,000	$4,339,846
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037	1,700	1,743,908
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	14,120	14,237,393
Series 2021-1, Class A 3.50%, 11/20/2035	8,996	8,625,204
Series 2021-2, Class A 3.75%, 03/25/2035	42,617	41,942,591
Series 2021-2, Class X 0.82%, 03/25/2035(j)	22,053	969,692
Series 2021-3, Class A 3.25%, 08/20/2036	6,823	6,334,866
Series 2021-3, Class X 0.77%, 08/20/2036(j)	19,850	964,972
Series 2023-1, Class A 4.375%, 09/20/2036	21,275	21,884,994
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(a)	12,400	12,778,186
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund LLC Obligated Group) Series 2020-B 4.00%, 11/01/2045	850	826,741
4.00%, 11/01/2050	860	815,315
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner LLC) Series 2024 5.25%, 07/01/2054	8,000	8,457,750
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	2,960	231,804
Series 2021-A1 5.00%, 01/01/2056(a)	3,000	2,995,086

abfunds.com	AB MUNICIPAL INCOME SHARES | 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2041	$4,900	$4,684,995
California Municipal Finance Authority (BOLD Program) Series 2023-B 5.75%, 09/01/2053	2,850	3,084,024
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2046(a)	2,000	2,005,079
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039	2,030	2,124,693
5.00%, 05/15/2040	1,000	1,043,605
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2046(a)	1,490	1,499,716
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(a)	760	756,924
Series 2014 5.00%, 01/01/2035	1,085	950,555
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047	7,040	6,467,115
5.00%, 12/31/2043	37,050	37,432,197
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	5,000	5,380,423
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	9,725	9,725,321
Series 2023 5.00%, 07/01/2027(a)	2,000	2,081,521
5.00%, 07/01/2028(a)	2,350	2,478,799
5.00%, 07/01/2029(a)	2,300	2,454,825

12 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2030(a)	$2,600	$2,792,537
5.00%, 07/01/2031(a)	3,000	3,244,083
5.00%, 07/01/2032(a)	5,470	5,950,305
5.00%, 07/01/2033(a)	5,865	6,419,082
5.00%, 07/01/2034(a)	3,000	3,271,859
5.00%, 07/01/2036(a)	2,650	2,865,746
5.00%, 07/01/2037(a)	2,250	2,428,103
5.00%, 07/01/2038(a)	3,500	3,766,448
5.00%, 11/21/2045(a)	1,100	1,151,232
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(d)(e)(f)(k)	785	79
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 11/21/2045(a)	4,890	5,000,597
California Public Finance Authority (Enso Village) Series 2021 2.375%, 11/15/2028(a)	1,360	1,334,251
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(a)	800	945,513
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(a)	3,120	3,135,900
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(a)	2,800	2,456,761
Series 2022 5.00%, 10/01/2042(a)	1,000	1,019,524
5.00%, 10/01/2052(a)	1,000	1,001,887
5.00%, 10/01/2061(a)	1,500	1,498,043
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(a)	3,630	2,817,516

abfunds.com	AB MUNICIPAL INCOME SHARES | 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(a)	$8,850	$8,379,884
California School Finance Authority (Hawking STEAM Charter Schools, Inc.) Series 2022 5.25%, 07/01/2052(a)	2,250	2,294,555
5.50%, 07/01/2062(a)	2,775	2,846,994
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2019-A 5.00%, 07/01/2039(a)	2,325	2,404,235
5.00%, 07/01/2049(a)	700	709,905
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(a)	1,075	1,075,704
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.375%, 06/01/2052(a)	1,225	1,291,633
California School Finance Authority (Rocketship Education Obligated Group) Series 2017-G 5.00%, 06/01/2047(a)	2,330	2,274,442
California State University 2.719%, 11/01/2052(a)(b)	5,000	3,430,783
2.975%, 11/01/2051(a)(b)	5,000	3,525,256
Series 2021-B 2.374%, 11/01/2035(a)(b)	10,000	7,881,193
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2041(a)	2,875	2,901,582
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051	13,000	9,993,119
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.25%, 08/15/2052	3,000	3,202,338

14 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.375%, 08/15/2057	$3,720	$3,991,960
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(a)	5,250	5,318,083
5.00%, 06/01/2046(a)	7,000	7,019,756
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	15,285	15,434,633
5.25%, 12/01/2056(a)	14,795	14,945,619
Series 2018 5.25%, 12/01/2038(a)	3,000	3,121,779
5.25%, 12/01/2048(a)	6,440	6,588,097
Series 2018-A 5.00%, 12/01/2033(a)	1,350	1,400,279
5.50%, 12/01/2058(a)	19,145	19,731,316
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(a)	1,125	1,137,896
5.25%, 07/01/2052(a)	1,500	1,514,061
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	62,000	62,770,319
City of Los Angeles Department of Airports Series 2019 5.00%, 05/15/2044	15,415	15,861,916
Series 2020-C 5.00%, 05/15/2036(a)(b)	10,000	10,545,958
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046	850	863,634
City of Vernon CA Electric System Revenue Series 2022-2 5.00%, 08/01/2039	425	457,484
5.00%, 08/01/2040	375	402,169
5.00%, 08/01/2041	420	448,614
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	15,100	12,040,939

abfunds.com	AB MUNICIPAL INCOME SHARES | 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	$18,760	$13,250,831
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	12,525	11,134,704
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	8,415	5,930,364
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)	15,450	10,932,738
4.00%, 08/01/2047(a)	3,540	3,087,371
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	4,605	4,662,593
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	23,500	16,365,999
4.00%, 05/01/2057(a)	15,550	11,135,868
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	13,940	10,179,684
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	13,215	11,606,150
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	15,200	12,365,148

16 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	$10,025	$7,611,157
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	22,165	15,556,769
4.00%, 07/01/2058(a)	6,000	4,224,149
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(a)	2,500	1,902,199
4.00%, 09/01/2056(a)	24,830	19,229,909
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	12,700	8,993,615
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	22,570	15,686,333
4.00%, 12/01/2056(a)	3,400	2,555,332
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	11,500	9,936,838
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	5,400	3,915,269
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	27,100	22,129,611

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	$8,930	$6,296,658
4.00%, 10/01/2048(a)	2,000	1,494,558
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	15,405	10,935,165
Golden State Tobacco Securitization Corp. 3.293%, 06/01/2042(a)(b)	6,850	5,354,982
Series 2021 3.85%, 06/01/2050	16,310	14,983,606
Series 2021-A 4.214%, 06/01/2050	2,900	2,161,754
Series 2021-B Zero Coupon, 06/01/2066	225,990	24,453,994
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 2.746%, 06/01/2034(a)(b)	14,780	12,622,361
3.115%, 06/01/2038(a)(b)	29,325	24,167,222
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(a)	14,340	12,994,967
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	17,500	20,120,550
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	3,390	4,317,723
Series 2009-B 6.50%, 11/01/2039	3,865	4,922,713
Series 2009-C 7.00%, 11/01/2034	5,000	6,219,231
Milpitas Unified School District/CA Series 2014-B 4.00%, 08/01/2037	8,195	8,164,115
Northern California Energy Authority (Pacific Mutual Holding Co.) Series 2024 5.00%, 12/01/2054	14,855	15,751,743

18 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 5.75%, 09/01/2052	$1,600	$1,648,212
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.106% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(c)	33,680	30,536,181
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2048	7,270	7,615,446
5.25%, 07/01/2058	3,275	3,456,164
San Francisco City & County Airport Comm 3.053%, 05/01/2034(a)(b)	3,500	3,008,226
3.183%, 05/01/2035(a)(b)	5,500	4,693,732
3.333%, 05/01/2037(a)(b)	2,250	1,880,451
San Francisco Intl Airport Series 2018 5.00%, 05/01/2043	11,000	11,248,323
Series 2019-A 5.00%, 05/01/2044(a)(b)	14,000	14,403,001
Series 2019-E 5.00%, 05/01/2050	7,000	7,175,844
Series 2020-E 5.00%, 05/01/2037	8,525	8,947,467
5.00%, 05/01/2038	11,000	11,547,276
Series 2023-E 5.50%, 05/01/2040	10,000	11,165,144
5.75%, 05/01/2048	10,000	11,071,598
Series 2024 5.25%, 05/01/2041	10,000	10,996,107
5.25%, 05/01/2042	10,000	10,909,301
5.25%, 05/01/2043	7,100	7,685,782
San Joaquin Hills Transportation Corridor Agency Series 2014-B 5.25%, 01/15/2044	1,000	1,002,161
Series 2021-A 4.00%, 01/15/2044	1,429	1,438,199
San Jose Evergreen Community College District Series 2012 5.833% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)	3,970	3,929,572

abfunds.com	AB MUNICIPAL INCOME SHARES | 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036	$100	$100,996
5.00%, 12/01/2043	1,585	1,600,782
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	40,490	43,035,606
State of California Series 2023 6.00%, 03/01/2033	10,000	10,878,995
Series 2024 4.00%, 08/01/2049	11,300	11,334,550
4.00%, 08/01/2054	3,600	3,586,629
5.00%, 09/01/2025	8,800	8,946,413
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	19,650	3,195,552
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	10,480	2,083,132
5.00%, 06/01/2039	1,555	1,646,696

		1,807,175,200

Colorado – 2.9%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	15,000	14,190,320
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	5,000	4,933,592
Series 2022 6.50%, 12/01/2053	4,350	4,474,662
City & County of Denver CO Airport System Revenue Series 2022-A 5.00%, 11/15/2033	9,000	9,700,167
5.50%, 11/15/2053	10,475	11,289,392
City & County of Denver CO Airport System Revenue (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	645	645,101

20 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) Series 2024 5.75%, 04/01/2059(a)	$2,250	$2,320,424
5.80%, 04/01/2054(a)	3,725	3,866,926
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2052	850	852,662
5.00%, 09/01/2057	2,100	2,104,237
5.00%, 09/01/2062	2,000	1,993,946
Colorado Educational & Cultural Facilities Authority (STEAD School (The)) Series 2023-A 7.00%, 07/01/2034(a)	18,215	18,720,913
Series 2023-B 8.125%, 07/01/2028(a)	465	466,694
Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(a)	3,500	3,309,153
5.00%, 02/01/2061(a)	2,870	2,649,563
Colorado Health Facilities Authority 5.00%, 11/01/2040(a)(b)	4,650	5,042,521
5.00%, 11/01/2041(a)(b)	5,075	5,484,236
5.00%, 11/01/2042(a)(b)	3,800	4,086,082
5.25%, 11/01/2052(a)(b)	10,000	10,696,789
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049	1,300	884,718
5.00%, 05/15/2058	3,000	1,927,286
Series 2021-B 2.125%, 05/15/2028	1,500	1,444,751
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	6,600	6,480,866
5.00%, 08/01/2039	1,000	1,043,452
5.00%, 08/01/2044	93,310	96,014,245
Series 2022 5.50%, 11/01/2047	2,500	2,748,663

abfunds.com	AB MUNICIPAL INCOME SHARES | 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2048	$2,100	$1,824,685
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	10,000	10,523,582
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	7,050	7,347,200
Series 2019-B 3.696%, 11/01/2039	1,525	1,295,754
Colorado State Education Loan Program Series 2024-A 5.00%, 06/30/2025	60,000	60,700,236
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(d)(e)(f)	19,590	14,692,500
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	13,433	12,039,215
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(a)	5,000	4,954,222
Meridian Ranch Metropolitan District 2018 Subdistrict Series 2022 6.25%, 12/01/2037	1,435	1,453,680
6.50%, 12/01/2042	1,105	1,122,362
6.75%, 12/01/2052	1,925	1,952,388
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(a)	3,355	3,466,921
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,500	1,490,443
Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038	16,535	19,896,752
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(e)	8,010	5,463,283

22 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Regional Transportation District (Denver Transit Partners LLC) Series 2020 5.00%, 01/15/2032	$2,300	$2,470,759
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042	4,000	3,675,868
5.00%, 12/01/2052	1,500	1,326,652
Sagebrush Farm Metropolitan District No. 1 Series 2022-A 6.75%, 12/01/2052	3,500	3,681,525
Spring Hill Metropolitan District No. 3 Series 2022-A 6.75%, 12/01/2052(a)	667	683,550
St. Vrain Lakes Metropolitan District No. 4 Series 2024-A 6.75%, 09/20/2054(a)(g)	1,500	1,076,650
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	940	920,525
5.00%, 12/01/2049	1,000	946,772
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 4.25%, 12/01/2050	2,250	2,040,214
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,215	2,354,965
6.75%, 12/01/2053	11,000	11,676,311
Series 2023 8.375%, 12/15/2054	2,500	2,533,952
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	646	530,857
AGM Series 2020 5.00%, 12/01/2033	370	396,701
5.00%, 12/01/2050	435	449,531
Verve Metropolitan District No. 1 Series 2023 6.50%, 12/01/2043	3,365	3,294,032
6.75%, 12/01/2052	4,000	3,919,869

		407,573,317

abfunds.com	AB MUNICIPAL INCOME SHARES | 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.6%
City of New Haven CT AGM Series 2019-A 5.00%, 08/01/2039	$1,650	$1,725,185
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036	1,000	1,012,998
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015-L 5.00%, 07/01/2045	5,750	5,777,792
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017-I1 5.00%, 07/01/2035	1,000	1,029,349
5.00%, 07/01/2037	1,095	1,123,722
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(a)	1,000	979,245
5.00%, 09/01/2053(a)	1,475	1,401,736
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2044	10,710	8,534,679
4.00%, 07/01/2049	3,325	2,575,469
5.00%, 07/01/2033	470	468,982
5.00%, 07/01/2034	295	292,751
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018 5.00%, 07/01/2034	1,000	1,012,765
Series 2018-K1 5.00%, 07/01/2028	765	787,867
5.00%, 07/01/2035	1,055	1,066,248
5.00%, 07/01/2036	2,205	2,224,222
5.00%, 07/01/2037	1,085	1,093,196
5.00%, 07/01/2038	1,980	1,988,557
State of Connecticut Series 2016-E 5.00%, 10/15/2034	4,595	4,709,414

24 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2016-F 5.00%, 10/15/2031	$10,205	$10,537,922
Series 2017-A 5.00%, 04/15/2032	6,700	6,960,658
5.00%, 04/15/2033	10,985	11,381,275
5.00%, 04/15/2034	4,855	5,023,695
Series 2019-B 5.00%, 02/15/2025	11,830	11,882,962
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	3,900	4,240,810

		87,831,499

Delaware – 0.0%
Delaware River & Bay Authority Series 2021 4.00%, 01/01/2042	550	552,993
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 5.00%, 09/01/2050	1,125	1,142,875

		1,695,868

District of Columbia – 0.5%
District of Columbia (District of Columbia International School Obligated Group) Series 2019 5.00%, 07/01/2039	1,000	1,029,379
5.00%, 07/01/2049	2,075	2,095,695
5.00%, 07/01/2054	3,565	3,587,222
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 6.25%, 06/01/2041(a)(g)	1,500	891,039
6.60%, 06/01/2049(a)(g)	2,400	1,395,762
Series 2024-A 5.125%, 06/01/2034(a)	6,580	6,563,208
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	3,230	3,279,718
5.00%, 07/01/2048	5,350	5,396,214
Series 2017-B 5.00%, 07/01/2037	1,465	1,500,595
5.00%, 07/01/2042	2,000	2,030,785

abfunds.com	AB MUNICIPAL INCOME SHARES | 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2056(a)	$3,255	$3,125,175
Series 2021 5.00%, 06/01/2041(a)	1,190	1,198,656
5.00%, 06/01/2051(a)	4,345	4,226,482
Series 2024 5.625%, 06/01/2044	1,000	1,042,044
5.75%, 06/01/2054	1,000	1,032,530
6.00%, 06/01/2058	1,000	1,046,333
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	182,000	18,435,303
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 5.00%, 10/01/2025	5,000	5,062,231
Series 2021-A 5.00%, 10/01/2046	7,400	7,655,500
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series 2009 Zero Coupon, 10/01/2037	10,000	5,867,333

		76,461,204

Florida – 5.7%
Bexley Community Development District Series 2016 4.875%, 05/01/2047	985	951,778
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,400	1,041,859
6.00%, 07/01/2045(a)	1,215	901,799
6.00%, 07/01/2050(a)	2,895	2,139,157
Capital Projects Finance Authority/FL Series 2024 5.00%, 06/15/2054(a)	1,200	1,179,893
5.00%, 06/15/2064(a)	1,890	1,823,940
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	2,000	2,039,062
5.00%, 10/01/2029	1,650	1,724,053
5.00%, 10/01/2032	1,000	1,037,669
5.00%, 10/01/2033	1,050	1,084,878

26 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)	$12,790	$13,325,833
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,300	995,570
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(a)	83,000	5,801,028
3.375%, 07/01/2031(a)	1,210	1,170,010
5.00%, 07/01/2056(a)	45,885	44,596,035
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.00%, 05/01/2043(a)	2,000	2,027,061
6.25%, 05/01/2048(a)	2,500	2,540,280
6.375%, 05/01/2053(a)	4,500	4,576,607
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(a)	1,615	1,527,574
5.00%, 06/01/2055(a)	3,250	2,979,232
Series 2022 5.50%, 06/01/2057(a)	3,000	2,959,554
Capital Trust Authority Series 2024 5.00%, 06/01/2064(a)	4,250	4,192,073
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.25%, 06/15/2053(a)	6,250	6,525,719
6.375%, 06/15/2058(a)	4,000	4,190,589
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 4.00%, 11/01/2039	1,650	1,577,870
4.00%, 11/01/2040	2,175	2,076,316
4.00%, 11/01/2045	2,500	2,290,058
5.00%, 11/01/2050	8,625	8,793,395
City of Lakeland FL (Pre-refunded – US Treasuries) Series 2015 5.00%, 11/15/2040	5,610	5,613,055

abfunds.com	AB MUNICIPAL INCOME SHARES | 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.25%, 06/01/2052	$2,955	$3,006,270
5.375%, 06/01/2057	1,000	1,021,566
5.625%, 06/01/2062	7,965	8,229,002
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037	8,405	8,675,233
5.00%, 08/15/2047	6,125	6,245,041
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2016 5.00%, 12/01/2055	3,535	3,477,077
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036	700	425,433
Zero Coupon, 09/01/2037	700	405,637
Zero Coupon, 09/01/2040	980	486,406
Zero Coupon, 09/01/2041	1,000	469,979
Zero Coupon, 09/01/2045	1,850	699,110
Zero Coupon, 09/01/2049	1,350	410,812
Collier County Industrial Development Authority (NCH Healthcare System, Inc. Obligated Group) Series 2024 5.00%, 10/01/2054	6,500	6,974,902
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2050	5,000	5,029,053
5.75%, 08/15/2055	3,905	3,912,414
County of Lee FL Airport Revenue Series 2024 5.25%, 10/01/2042	5,500	5,989,657
5.25%, 10/01/2044	4,550	4,918,818
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2031	1,100	1,110,172
County of Miami-Dade Seaport Department Series 2023-A 5.25%, 10/01/2052	7,900	8,326,187

28 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035	$1,000	$628,947
Zero Coupon, 10/01/2036	860	509,096
Zero Coupon, 10/01/2037	1,390	781,105
Zero Coupon, 10/01/2038	1,185	628,458
Zero Coupon, 10/01/2039	1,610	805,307
County of Palm Beach FL (Provident Group – LU Properties II LLC) Series 2024 8.50%, 06/01/2033	650	653,756
County of Palm Beach FL (Provident Group – LU Properties LLC) Series 2024 6.00%, 06/01/2044	4,000	4,037,461
6.125%, 06/01/2054	5,000	5,026,654
6.25%, 06/01/2059	4,000	4,042,509
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(a)	1,435	1,410,357
5.00%, 04/01/2051(a)	11,645	11,024,290
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)(b)	52,000	56,468,828
Florida Development Finance Corp. Series 2024 4.375%, 10/01/2054(a)	18,800	18,797,932
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 5.00%, 08/15/2032(a)	460	459,882
5.25%, 08/15/2037(a)	700	695,293
5.625%, 08/15/2042(a)	1,520	1,515,592
5.875%, 08/15/2052(a)	5,000	4,975,737
6.00%, 08/15/2057(a)	1,000	1,002,356
Florida Development Finance Corp. (Brightline Trains Florida LLC) AGM Series 2024 5.00%, 07/01/2044	10,000	10,375,781
5.25%, 07/01/2053	12,900	13,426,907
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc. Obligated Group) Series 2022 5.00%, 10/01/2032(a)	925	952,444

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2042(a)	$4,815	$4,831,398
5.125%, 10/01/2052(a)	4,120	4,068,587
5.25%, 10/01/2056(a)	4,825	4,817,349
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(a)	1,000	860,125
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040	3,150	3,178,617
5.00%, 06/15/2050	13,310	13,317,862
Series 2022-A 4.00%, 06/15/2042	1,000	906,305
5.00%, 06/15/2047	2,470	2,475,960
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.25%, 06/01/2050(a)	5,000	4,890,298
5.25%, 06/01/2055(a)	5,500	5,290,215
Series 2021 4.00%, 06/01/2041(a)	830	715,280
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)	7,635	7,665,366
Florida Development Finance Corp. (Renaissance Charter School, Inc. Series 2020A/B Obligated Group) Series 2021 5.375%, 06/15/2040	1,000	1,004,621
Florida Development Finance Corp. (Renaissance Charter School, Inc.) Series 2023 6.75%, 06/15/2053(a)	5,750	6,317,390
Florida Development Finance Corp. (River City Education Obligated Group) Series 2021 4.00%, 07/01/2035	925	898,463
Series 2022 5.00%, 07/01/2042	2,225	2,278,754
5.00%, 07/01/2051	1,045	1,052,064
5.00%, 02/01/2057	1,725	1,728,417
5.00%, 07/01/2057	740	741,466

30 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	$7,000	$7,380,850
Florida Development Finance Corp. (SFP – Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	3,275	3,329,745
5.25%, 06/01/2054(a)	5,550	5,650,147
5.25%, 06/01/2059(a)	7,900	8,012,518
6.50%, 06/01/2059(a)	3,800	3,864,722
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2050	1,950	1,779,501
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology, Inc.) Series 2019 4.00%, 10/01/2037	1,000	928,911
5.00%, 10/01/2031	1,235	1,279,803
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2017 5.00%, 03/01/2032	265	270,568
5.00%, 03/01/2034	2,395	2,433,989
5.00%, 03/01/2042	2,785	2,802,398
5.00%, 03/01/2047	1,950	1,953,342
Series 2019 5.00%, 03/01/2044	1,065	1,070,879
5.00%, 03/01/2049	10,425	10,433,299
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	2,700	2,551,323
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031(a)(b)	4,350	4,491,596
5.00%, 10/01/2032(a)(b)	1,500	1,546,951
5.00%, 10/01/2034(a)(b)	2,150	2,210,734
5.00%, 10/01/2035(a)(b)	3,500	3,589,041
5.00%, 10/01/2036(a)(b)	4,000	4,096,574

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2019-A 5.00%, 10/01/2034	$2,000	$2,091,706
5.00%, 10/01/2036	5,000	5,206,995
5.00%, 10/01/2044	13,000	13,323,814
5.00%, 10/01/2049	4,500	4,585,726
5.00%, 10/01/2054	4,000	4,060,370
Halifax Hospital Medical Center Series 2024 4.25%, 06/01/2054	2,250	2,160,413
Hillsborough County Aviation Authority Series 2024 5.25%, 10/01/2042	4,500	4,927,460
5.25%, 10/01/2044	11,475	12,472,968
5.50%, 10/01/2054	27,170	29,659,152
Hillsborough County Industrial Development Authority Series 2024 5.50%, 11/15/2054	13,500	15,098,798
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024-C 4.125%, 11/15/2051	14,000	13,486,536
Jacksonville Transportation Authority Series 2025 5.00%, 08/01/2026(i)	1,785	1,823,306
5.00%, 08/01/2028(i)	2,750	2,903,645
5.00%, 08/01/2029(i)	1,000	1,070,225
5.00%, 08/01/2034(i)	1,190	1,319,501
5.00%, 08/01/2036(i)	1,500	1,667,162
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2019 Assessment) Series 2018 5.30%, 05/01/2039	1,000	1,028,831
5.45%, 05/01/2048	1,525	1,557,953
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.125%, 05/01/2043	2,220	2,358,295
6.30%, 05/01/2054	4,160	4,385,783
Lee County Industrial Development Authority/FL Series 2024-C 5.00%, 11/15/2054	5,000	5,151,555

32 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	$1,350	$1,251,543
5.25%, 10/01/2057	3,650	3,341,954
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2044	2,525	2,713,283
5.25%, 11/15/2054	1,000	1,052,160
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015-A 5.00%, 05/01/2032	1,130	1,133,581
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida Obligated Group) Series 2014 5.00%, 11/15/2039	2,000	2,000,537
Miami-Dade County Educational Facilities Authority Series 2024-A 5.25%, 04/01/2048(i)	10,000	10,897,185
Miami-Dade County Expressway Authority Series 2014-A 5.00%, 07/01/2034	4,000	4,002,994
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	6,875	6,964,568
Series 2023-B 5.78%, 06/01/2027(a)	3,640	3,663,293
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(a)	525	535,270
5.25%, 07/01/2042(a)	770	784,525
5.25%, 07/01/2052(a)	2,435	2,443,963
5.50%, 07/01/2061(a)	4,375	4,431,943

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mid-Bay Bridge Authority Series 2015-A 5.00%, 10/01/2028	$1,600	$1,619,513
5.00%, 10/01/2040	2,000	2,010,151
Series 2015-C 5.00%, 10/01/2035	1,750	1,763,598
5.00%, 10/01/2040	1,000	1,005,522
Middleton Community Development District A (Middleton Community Development District A Series 2022 Phase I Special Assmnt) Series 2022 6.20%, 05/01/2053	3,470	3,681,207
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	4,070	4,191,932
5.00%, 01/01/2042	10,510	10,739,024
5.00%, 01/01/2048	10,000	10,146,594
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	6,020	5,669,150
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,030	931,230
4.00%, 10/01/2051	4,330	3,641,089
Series 2024 5.00%, 10/01/2043	2,260	2,303,425
5.25%, 10/01/2053	2,850	2,898,809
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	2,880	2,814,136
Series 2022 4.25%, 06/01/2056	5,825	4,963,727
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(a)	1,800	2,283,727

34 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038	$400	$421,964
5.00%, 11/01/2039	685	720,077
5.00%, 11/01/2040	650	680,255
5.00%, 11/01/2041	2,330	2,428,417
5.00%, 11/01/2042	500	519,238
5.00%, 11/01/2047	13,835	14,172,290
5.00%, 11/01/2052	19,480	19,874,043
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039	6,620	6,688,116
Pinellas County Industrial Development Authority (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2019 5.00%, 07/01/2029	1,055	1,075,621
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	3,805	3,393,674
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	5,300	4,569,240
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.00%, 05/01/2029	950	920,018
3.375%, 05/01/2034	1,425	1,358,825
3.55%, 05/01/2039	2,480	2,293,368
3.70%, 05/01/2050	9,475	8,095,015

abfunds.com	AB MUNICIPAL INCOME SHARES | 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)	$4,820	$3,940,297
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnts) Series 2022 5.50%, 05/01/2053	2,160	2,244,656
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.00%, 05/01/2043(a)	1,250	1,289,523
5.25%, 05/01/2054(a)	2,140	2,209,212
Village Community Development District No. 15 (Village Community Development District No 15 Series 2024 Special Assessment) Series 2024 4.80%, 05/01/2055(a)	1,000	997,948

		790,540,460

Georgia – 4.5%
Atlanta Development Authority (The) Series 2024-A 5.00%, 04/01/2034(a)	3,250	3,267,375
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 6.50%, 12/15/2048(a)(g)	39,450	32,943,665
Series 2024-A 5.50%, 04/01/2039(a)	10,500	10,642,666
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2027	1,635	1,706,252
City of Atlanta GA Department of Aviation Series 2019-B 5.00%, 07/01/2044	9,000	9,221,311
Series 2022-B 5.00%, 07/01/2047	10,000	10,351,474

36 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2052	$10,000	$10,291,274
City of Atlanta GA Water & Wastewater Revenue (Pre-refunded – US Treasuries) Series 2015 5.00%, 11/01/2043	16,000	16,140,424
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2031	2,500	2,565,080
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(a)	29,150	28,114,496
7.00%, 06/01/2041(a)	6,740	6,384,152
Development Authority for Fulton County (Piedmont Healthcare, Inc. Obligated Group) Series 2016-A 5.00%, 07/01/2032	2,000	2,048,076
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017-A 5.00%, 07/01/2032	1,205	1,247,713
5.00%, 07/01/2033	2,370	2,450,875
5.00%, 07/01/2035	4,945	5,093,646
5.00%, 07/01/2037	2,335	2,399,089
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	5,000	5,037,985
Fayette County Development Authority Series 2024 5.00%, 10/01/2032	750	817,267
5.00%, 10/01/2034	750	824,206
5.00%, 10/01/2035	825	902,952
5.00%, 10/01/2036	900	981,423
5.25%, 10/01/2049	9,360	10,024,644
Fayette County Development Authority (United States Soccer Federation, Inc.) Series 2024 5.00%, 10/01/2044	1,000	1,056,267
5.25%, 10/01/2054	13,250	14,092,118

abfunds.com	AB MUNICIPAL INCOME SHARES | 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2034	$1,620	$1,655,246
5.00%, 07/01/2035	6,355	6,489,897
5.00%, 07/01/2036	2,735	2,791,366
George L Smith II Congress Center Authority Series 2021 4.00%, 01/01/2054	1,485	1,320,805
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	10,880	10,890,646
5.00%, 08/01/2047	1,800	1,774,317
Main Street Natural Gas, Inc. Series 2024-D 5.00%, 04/01/2054	26,300	28,237,092
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	37,500	37,372,005
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-A 4.00%, 09/01/2052	2,185	2,208,789
Series 2022-B 5.00%, 12/01/2052	12,195	12,917,368
Series 2023-A 5.00%, 06/01/2053	6,750	7,171,429
Series 2023-D 5.00%, 05/01/2054	55,235	58,879,604
Series 2024-C 5.00%, 12/01/2054	23,805	25,366,163
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2033	5,000	5,164,937
5.00%, 05/15/2043	15,500	15,965,003
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.929% (SOFR + 1.70%), 12/01/2053(c)	25,000	25,725,197
Series 2023-B 5.00%, 07/01/2053	11,720	12,421,135

38 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-C 5.00%, 09/01/2053	$24,815	$26,393,740
Series 2024-A 5.00%, 05/01/2054	35,000	37,319,436
Series 2024-B 5.00%, 12/01/2054	44,070	47,181,148
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	675	702,056
5.00%, 01/01/2039	1,215	1,252,591
5.00%, 01/01/2048	2,460	2,489,944
5.00%, 01/01/2049	5,000	5,101,984
5.00%, 01/01/2056	4,655	4,734,182
5.00%, 01/01/2059	6,270	6,307,140
Series 2022 4.50%, 07/01/2063	15,000	14,729,694
5.00%, 07/01/2052	12,000	12,453,629
Series 2023 5.00%, 07/01/2039	1,000	1,087,177
5.50%, 07/01/2064	10,200	10,882,922
Series 2024 5.25%, 01/01/2049	5,645	6,100,764
AGM Series 2023 5.00%, 07/01/2048	1,570	1,658,955
5.00%, 07/01/2055	3,200	3,341,538
5.00%, 07/01/2064	6,055	6,301,694

		622,994,023

Guam – 0.4%
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)	6,595	6,561,414
Guam Government Waterworks Authority Series 2020-A 5.00%, 01/01/2050	3,790	3,884,010
Guam Power Authority Series 2022-A 5.00%, 10/01/2043	3,300	3,472,173
Territory of Guam Series 2019 5.00%, 11/15/2031	1,510	1,533,550
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,310	1,343,663
5.00%, 12/01/2030	4,160	4,258,219

abfunds.com	AB MUNICIPAL INCOME SHARES | 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2032	$3,545	$3,620,683
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029	13,375	13,548,858
Series 2015-D 5.00%, 11/15/2033	3,570	3,600,710
5.00%, 11/15/2035	8,945	9,008,684
Series 2021-F 4.00%, 01/01/2036	4,050	3,972,568

		54,804,532

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue Series 2025 5.00%, 07/01/2032(i)	3,950	4,399,097
5.00%, 07/01/2033(i)	6,750	7,562,600
5.00%, 07/01/2034(i)	4,875	5,510,472
5.00%, 07/01/2036(i)	3,375	3,830,939

		21,303,108

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.00%, 11/01/2048	4,500	4,879,333
7.125%, 11/01/2057	7,495	8,147,178
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	200	200,371

		13,226,882

Illinois – 6.5%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)	6,450	6,388,830
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042	6,635	6,511,184
Series 2015-C 5.25%, 12/01/2035	2,790	2,790,779
5.25%, 12/01/2039	8,080	8,080,339
Series 2015-E 5.125%, 12/01/2032	1,000	1,000,321
Series 2016-A 7.00%, 12/01/2044	1,400	1,430,396

40 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2016-B 6.50%, 12/01/2046	$1,900	$1,960,580
Series 2017-G 5.00%, 12/01/2034	4,150	4,201,807
Series 2017-H 5.00%, 12/01/2036	900	907,280
Series 2018-A 5.00%, 12/01/2026	5,430	5,539,248
5.00%, 12/01/2027	6,300	6,488,831
Series 2019-A 5.00%, 12/01/2029	2,950	3,076,723
5.00%, 12/01/2030	5,120	5,303,828
Series 2019-B 5.00%, 12/01/2030	935	968,570
5.00%, 12/01/2031	1,030	1,064,117
5.00%, 12/01/2032	635	653,433
5.00%, 12/01/2033	500	513,257
Series 2021-A 5.00%, 12/01/2032	2,400	2,488,171
5.00%, 12/01/2033	4,510	4,663,579
5.00%, 12/01/2036	1,210	1,237,134
5.00%, 12/01/2038	7,730	7,861,324
5.00%, 12/01/2039	2,000	2,028,983
5.00%, 12/01/2040	1,750	1,768,223
5.00%, 12/01/2041	7,765	7,820,444
Series 2021-B 5.00%, 12/01/2036	1,000	1,022,425
Series 2022-B 4.00%, 12/01/2041	5,765	5,064,162
Series 2023 5.00%, 04/01/2045	1,500	1,559,930
5.25%, 04/01/2033	1,250	1,388,449
5.25%, 04/01/2034	1,000	1,105,800
5.50%, 04/01/2042	5,000	5,422,692
Series 2023-A 5.875%, 12/01/2047	19,500	20,990,280
6.00%, 12/01/2049	33,500	36,237,962
Chicago O’Hare International Airport Series 2016-B 5.00%, 01/01/2034	5,000	5,054,935
Series 2016-C 5.00%, 01/01/2035	1,625	1,642,759
5.00%, 01/01/2038	7,625	7,700,445
Series 2017-B 5.00%, 01/01/2036	12,000	12,312,044
5.00%, 01/01/2037	14,800	15,170,551
Series 2022 4.50%, 01/01/2048	10,750	10,694,868

abfunds.com	AB MUNICIPAL INCOME SHARES | 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.625%, 01/01/2053	$10,000	$9,908,336
5.00%, 01/01/2055	4,400	4,497,481
5.50%, 01/01/2055(a)(b)	19,000	20,208,938
Series 2024-A 5.25%, 01/01/2041	2,150	2,338,853
5.25%, 01/01/2042	2,450	2,654,484
5.25%, 01/01/2043	2,625	2,833,097
5.50%, 01/01/2044	2,625	2,905,465
5.50%, 01/01/2059	19,500	20,962,157
Series 2024-C 5.00%, 01/01/2033	11,000	11,802,004
5.25%, 01/01/2045	1,000	1,079,267
Chicago O’Hare International Airport (Pre-refunded – US Treasuries) Series 2015-C 5.00%, 01/01/2034	1,665	1,668,070
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	1,395	1,427,924
5.00%, 07/01/2038	1,500	1,522,831
5.00%, 07/01/2048	5,000	5,015,444
Chicago Transit Authority Sales Tax Receipts Fund Series 2020-A 5.00%, 12/01/2045	5,000	5,173,681
5.00%, 12/01/2055	6,000	6,125,954
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d)(f)	1,050	624,578
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 5.00%, 11/01/2033	1,000	1,008,849
6.00%, 05/01/2046	3,580	3,629,585
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2035(a)	1,280	1,231,538
4.00%, 10/01/2042(a)	4,150	3,715,912
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2025	6,000	6,024,888

42 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 02/15/2041	$2,835	$2,892,738
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2046	2,000	1,748,545
Illinois Finance Authority (DePaul College Prep) Series 2023 4.30%, 08/01/2028(a)	1,220	1,234,300
4.50%, 08/01/2033(a)	1,275	1,325,122
5.25%, 08/01/2038(a)	3,895	4,233,485
5.50%, 08/01/2043(a)	4,485	4,841,070
5.625%, 08/01/2053(a)	7,250	7,726,969
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	1,000	897,647
4.00%, 09/01/2037	1,130	973,533
4.00%, 09/01/2039	2,000	1,669,792
4.00%, 09/01/2041	6,625	5,374,748
5.00%, 09/01/2036	2,095	2,040,162
5.00%, 09/01/2038	5,930	5,650,938
5.00%, 09/01/2040	2,285	2,138,433
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052	1,500	1,515,389
5.50%, 10/01/2042	1,045	1,089,783
5.50%, 10/01/2047	1,000	1,033,748
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)	23,500	27,360,549
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,489	1,884,155
Illinois Finance Authority (Plymouth Place Obligated Group) Series 2022 6.50%, 05/15/2042	2,000	2,173,375
6.50%, 05/15/2047	2,000	2,151,053
6.625%, 05/15/2052	1,910	2,054,099
6.75%, 05/15/2058	1,765	1,901,262
Illinois Finance Authority (Pre-refunded – US Treasuries) Series 2015 5.25%, 05/15/2050	2,000	2,019,385

abfunds.com	AB MUNICIPAL INCOME SHARES | 43

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Rosalind Franklin University of Medicine and Science) Series 2017-A 5.00%, 08/01/2042	$1,000	$1,009,864
5.00%, 08/01/2047	2,475	2,486,272
Series 2017-C 5.00%, 08/01/2046	2,900	2,916,043
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	4,750	4,785,193
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2050	3,615	3,246,904
Illinois Finance Authority (Washington and Jane Smith Community – Orland Park) Series 2022 4.00%, 10/15/2044	10,890	9,007,588
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	1,675	1,736,734
Series 2024 5.67%, 11/01/2038(e)	16,210	16,172,344
Illinois State Toll Highway Authority Series 2015-A 5.00%, 01/01/2031	1,500	1,519,015
5.00%, 01/01/2032	1,625	1,644,470
Series 2015-B 5.00%, 01/01/2036	2,850	2,900,385
Series 2016-B 5.00%, 01/01/2041	3,450	3,513,922
Series 2019-A 5.00%, 01/01/2025	7,900	7,919,634
5.00%, 01/01/2026	12,735	13,016,934
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	13,300	13,376,222
Series 2017 4.85%, 12/15/2042(g)	1,400	1,016,665
Series 2017-A 5.00%, 06/15/2057	4,000	4,047,152
Series 2017-B Zero Coupon, 12/15/2054	9,850	2,445,856

44 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2020 5.00%, 06/15/2050	$44,345	$45,376,797
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority Lease) Series 2020 5.00%, 06/15/2042	2,675	2,793,542
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund) Series 2012 Zero Coupon, 12/15/2041	9,400	4,524,638
Zero Coupon, 12/15/2051	11,385	3,269,687
State of Illinois Series 2010 7.35%, 07/01/2035	10,108	10,970,806
Series 2016 5.00%, 02/01/2027	19,125	19,851,354
5.00%, 02/01/2029	5,945	6,163,205
5.00%, 11/01/2032	5,245	5,373,267
5.00%, 11/01/2035	8,000	8,155,974
Series 2017-A 5.00%, 12/01/2028	2,700	2,837,273
5.00%, 12/01/2034	2,585	2,674,476
Series 2017-C 5.00%, 11/01/2029	4,335	4,533,911
Series 2017-D 5.00%, 11/01/2026	16,070	16,610,199
5.00%, 11/01/2028	8,450	8,873,643
Series 2018-A 5.00%, 10/01/2028	1,710	1,821,743
5.00%, 10/01/2029	1,030	1,087,250
5.00%, 05/01/2030	2,185	2,288,783
Series 2019-B 4.00%, 11/01/2033	9,500	9,579,121
4.00%, 11/01/2036	16,375	16,277,123
4.00%, 11/01/2037	16,920	16,747,458
5.00%, 11/01/2030	8,225	8,817,054
Series 2020 5.50%, 05/01/2030	2,750	2,941,352
5.75%, 05/01/2045	2,500	2,713,120
Series 2020-B 5.00%, 10/01/2030	2,000	2,168,606
Series 2021-A 5.00%, 12/01/2030	9,955	10,808,299
5.00%, 03/01/2046	4,000	4,167,232
Series 2022-A 5.25%, 03/01/2037	2,500	2,736,212

abfunds.com	AB MUNICIPAL INCOME SHARES | 45

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.50%, 03/01/2042	$12,610	$13,779,477
5.50%, 03/01/2047	4,500	4,855,277
Series 2022-B 5.25%, 10/01/2037	13,000	14,280,682
Series 2022-C 5.50%, 10/01/2045	19,000	20,655,945
Series 2023-B 5.00%, 05/01/2036	5,000	5,415,615
5.25%, 05/01/2041	2,750	2,965,989
5.25%, 05/01/2042	5,000	5,372,998
5.25%, 05/01/2043	2,500	2,677,496
5.50%, 05/01/2047	5,000	5,397,306
Series 2023-C 5.00%, 05/01/2033	15,000	16,413,313
Series 2023-D 5.00%, 07/01/2036	5,000	5,420,611
Series 2024 5.00%, 02/01/2037	16,130	17,756,344
Series 2024-A 5.257%, 05/01/2030	10,000	10,158,143
5.277%, 05/01/2031	2,000	2,030,755
Series 2024-B 4.25%, 05/01/2046	4,750	4,565,198
5.00%, 05/01/2039	3,000	3,259,641
5.00%, 05/01/2040	5,000	5,405,934
5.25%, 05/01/2043	3,085	3,351,934
5.25%, 05/01/2044	6,000	6,495,969
State of Illinois (Pre-refunded – US Treasuries) Series 2014 5.00%, 05/01/2031	7,615	7,637,625
State of Illinois Sales Tax Revenue Series 2024-C 5.00%, 06/15/2040	1,525	1,650,457
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	2,922	2,767,901
Series 2016-B 7.00%, 03/01/2033	1,374	1,349,266
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	173	172,822
5.00%, 03/01/2036	2,957	2,875,857
Series 2015-B 6.00%, 03/01/2036	786	786,509

		896,826,685

46 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana – 1.7%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(a)	$1,830	$1,860,791
4.875%, 01/01/2044(a)	1,550	1,581,680
5.00%, 01/01/2054(a)	8,000	8,117,957
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	10,000	10,295,266
Indiana Finance Authority Series 2024 5.00%, 07/01/2054	1,400	1,421,467
5.25%, 07/01/2064	1,250	1,276,612
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,905	3,954,855
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(e)	30,305	14,206,339
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2036	1,440	1,627,250
5.00%, 10/01/2038	1,220	1,368,609
5.00%, 10/01/2040	1,000	1,109,090
5.00%, 10/01/2041	1,500	1,655,412
5.00%, 10/01/2042	1,435	1,575,566
5.00%, 10/01/2043	1,550	1,693,405
5.00%, 10/01/2044	1,600	1,740,962
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037	2,620	2,486,694
4.00%, 04/01/2039	1,630	1,524,910
4.00%, 04/01/2041	2,305	2,110,838
4.00%, 04/01/2042	2,400	2,175,259
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	6,700	5,990,274

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-2 4.00%, 11/15/2024	$905	$904,674
4.00%, 11/15/2025	985	977,801
4.00%, 11/15/2028	1,000	988,798
4.00%, 11/15/2029	1,000	989,478
4.00%, 11/15/2037	1,800	1,728,953
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	1,000	1,002,306
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	11,725	11,204,859
Series 2020-A 3.00%, 11/01/2030	7,290	6,962,830
Series 2021-B 2.50%, 11/01/2030	5,065	4,639,143
Series 2022-A 4.25%, 11/01/2030	3,000	3,075,919
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	10,000	10,579,512
Series 2024-B 4.084% (SOFR + 0.71%), 11/01/2046(a)(c)(e)	32,030	31,985,805
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2049	3,000	3,045,989
5.00%, 07/01/2059	1,000	1,006,103
Indiana Finance Authority (University of Evansville) Series 2022 5.00%, 09/01/2029	1,755	1,821,916
5.00%, 09/01/2030	1,845	1,917,156
5.00%, 09/01/2031	1,935	2,010,818
5.00%, 09/01/2032	2,035	2,112,783
5.25%, 09/01/2037	3,415	3,543,851
5.25%, 09/01/2044	10,000	10,123,820
5.25%, 09/01/2057	5,995	6,006,936
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(a)	1,000	839,329

48 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	$6,670	$7,255,140
6.00%, 03/01/2053	9,200	9,994,960
6.125%, 03/01/2057	10,810	11,767,450
Series 2023-F 7.75%, 03/01/2067	10,750	12,163,600
BAM Series 2023 5.25%, 03/01/2067	16,800	17,772,705

		234,195,870

Iowa – 0.5%
Iowa Finance Authority (Pre-refunded – US Treasuries) Series 2022 5.00%, 12/01/2050	35,950	41,036,555
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	4,115	3,911,360
4.00%, 12/01/2041	7,810	6,616,033
4.00%, 12/01/2046	5,225	4,213,158
4.00%, 12/01/2051	9,340	7,291,774
Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center) Series 2022 5.375%, 10/01/2052	1,600	1,655,972
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	7,160	6,706,733
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2049	4,000	3,735,996

		75,167,581

Kansas – 0.5%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	18,800	18,856,118
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(a)	1,775	1,814,687

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

6.50%, 11/15/2042(a)	$13,650	$13,933,920
City of Topeka KS (Congregational Home Obligated Group (The)) Series 2022-A 5.75%, 12/01/2033	3,465	3,569,123
6.25%, 12/01/2042	2,920	3,047,849
6.50%, 12/01/2052	6,000	6,217,119
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 2.39%, 05/01/2036	8,000	6,136,726
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035	2,085	2,090,178
5.00%, 03/01/2037	2,070	2,072,383
5.00%, 03/01/2039	2,325	2,318,225
5.00%, 03/01/2044	1,000	985,610
5.00%, 03/01/2049	5,875	5,704,983
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	1,225	1,200,137

		67,947,058

Kentucky – 2.2%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 4.00%, 02/01/2035	930	894,245
City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.45%, 01/01/2042(a)	9,000	8,788,697
County of Trimble KY (Louisville Gas and Electric Co.) Series 2017 3.75%, 06/01/2033	6,955	6,991,551
Series 2020 1.30%, 09/01/2044	8,500	7,750,660
Kenton County Airport Board Series 2024-A 5.25%, 01/01/2049	4,500	4,781,454
5.25%, 01/01/2054	13,750	14,503,930

50 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034	$1,500	$1,556,117
5.00%, 08/15/2035	3,085	3,195,443
5.00%, 08/15/2037	1,550	1,600,006
5.00%, 08/15/2041	6,905	7,054,825
5.00%, 08/15/2046	2,740	2,781,277
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	4,000	4,000,466
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	9,040	9,301,991
5.00%, 08/01/2049	7,660	7,813,227
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	1,685	1,423,765
5.50%, 11/15/2045	710	593,678
Series 2016 5.00%, 05/15/2031	2,000	1,931,517
Series 2016-A 5.00%, 05/15/2046	1,100	913,569
5.00%, 05/15/2051	2,000	1,601,839
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	24,090	24,117,549
Series 2017-A 5.00%, 06/01/2031	2,000	2,046,192
5.00%, 06/01/2032	3,500	3,576,525
5.00%, 06/01/2037	4,325	4,392,780
5.00%, 06/01/2041	3,300	3,331,631
5.25%, 06/01/2041	7,625	7,744,007
Series 2017-B 5.00%, 06/01/2040	5,000	5,055,530

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035	$2,265	$2,209,565
5.75%, 11/15/2045	3,350	3,092,793
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(a)	2,665	2,666,448
5.75%, 11/01/2040(a)	12,370	12,681,625
Series 2022-B 6.75%, 11/01/2040(a)	2,050	2,099,502
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	61,785	66,227,107
Kentucky Public Energy Authority (Goldman Sachs Group, Inc. (The)) Series 2024-A 5.00%, 05/01/2055	14,815	15,713,838
Kentucky Public Energy Authority (Morgan Stanley) Series 2019-C 4.00%, 02/01/2050	3,170	3,195,225
Series 2022-A 4.00%, 08/01/2052	11,290	11,415,527
Series 2023-A 5.209% (SOFR + 1.98%), 04/01/2054(c)	25,000	25,000,000
5.25%, 04/01/2054	10,000	10,859,528
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	8,205	8,351,979
Series 2020 5.00%, 10/01/2047	1,965	2,105,333
Series 2020-A 5.00%, 10/01/2038	965	1,004,424

		304,365,365

Louisiana – 1.7%
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034	1,000	1,043,085
5.00%, 12/01/2036	2,400	2,493,781

52 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2022 4.475%, 08/01/2039	$10,000	$9,563,224
Series 2023 5.048%, 12/01/2034	10,000	10,103,855
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035	2,100	2,106,376
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2034(a)(b)	8,985	9,253,794
5.00%, 10/01/2036(a)(b)	8,460	8,711,346
5.00%, 10/01/2037(a)(b)	5,000	5,142,422
5.00%, 10/01/2044(a)(b)	5,155	5,233,584
Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC) Series 2024 5.00%, 09/01/2066	57,000	58,150,425
5.50%, 09/01/2054	16,250	17,528,721
5.75%, 09/01/2064	48,500	52,469,701
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 5.625%, 06/01/2037(a)	415	429,326
6.25%, 06/01/2062(a)	1,425	1,474,542
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d)(f)	2,750	27
Series 2014-A 7.50%, 07/01/2023(f)(l)	1,250	12
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	10,270	10,380,027

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042	$1,500	$1,526,739
5.00%, 07/01/2047	6,515	6,597,140
5.00%, 07/01/2052	7,300	7,371,578
5.00%, 07/01/2057	2,250	2,264,357
Louisiana Public Facilities Authority (Pre-refunded – US Govt Agencies) Series 2016 5.00%, 05/15/2047	10	10,276
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043	1,000	1,005,058
Series 2024 5.00%, 01/01/2034(i)	1,940	2,077,624
5.00%, 01/01/2035(i)	6,120	6,508,497
5.25%, 01/01/2040(i)	8,500	9,092,195
5.25%, 01/01/2041(i)	3,460	3,692,270
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	3,690	4,058,512
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.20%, 06/01/2037	3,700	3,615,476
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	1,050	1,033,352

		242,937,322

Maine – 0.1%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	4,630	4,639,483
Series 2018-R2 4.375%, 08/01/2035(a)	3,125	3,134,756
Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2048	6,250	6,339,085

		14,113,324

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland – 1.3%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(a)	$1,750	$1,439,803
Series 2019-B 3.875%, 06/01/2046(a)	300	252,276
County of Frederick MD (County of Frederick MD Urbana Community Development Authority) Series 2020-C 4.00%, 07/01/2050(a)	2,570	2,300,141
Maryland Economic Development Corp. (Maryland Econ Dev Corp.-Morgan View & Thurgood Marshall Student Hsg) Series 2020 4.25%, 07/01/2050	1,130	1,039,440
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 5.75%, 07/01/2053	2,860	3,110,614
6.00%, 07/01/2058	10,000	11,004,302
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 12/31/2036	3,200	3,391,615
5.00%, 06/30/2037	2,400	2,540,200
5.00%, 12/31/2037	2,605	2,753,193
5.00%, 06/30/2038	2,920	3,081,394
5.00%, 12/31/2038	1,015	1,069,396
5.25%, 06/30/2047	3,125	3,269,170
5.25%, 06/30/2052	50,415	52,436,405
5.25%, 06/30/2055	14,980	15,573,461
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2031	3,245	3,273,767
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	2,520	2,496,639
4.00%, 07/01/2037	2,575	2,530,067

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.00%, 07/01/2038	$1,555	$1,515,177
4.00%, 07/01/2040	1,645	1,585,062
5.00%, 07/01/2046	22,040	22,725,642
Maryland Stadium Authority Series 2024 5.00%, 06/01/2045	2,000	2,169,534
5.00%, 06/01/2054	11,750	12,521,090
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(a)(b)	29,840	33,061,529

		185,139,917

Massachusetts – 0.9%
City of Newton MA Series 2024 5.00%, 03/28/2025	20,000	20,147,614
City of Quincy MA Series 2024 5.00%, 07/25/2025	12,000	12,174,241
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2024-A 5.00%, 07/01/2042	5,000	5,586,653
5.00%, 07/01/2043	3,000	3,330,497
5.25%, 07/01/2052	5,500	6,053,842
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	8,170	8,221,369
Series 2017-A 5.00%, 01/01/2040	670	681,653
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043	3,405	3,403,168
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027	250	244,718
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047	3,665	3,689,368

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 07/01/2052	$1,150	$1,165,281
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.25%, 01/01/2050	2,680	2,554,353
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034	1,360	1,375,857
5.00%, 10/01/2035	1,000	1,009,119
Series 2023 5.00%, 10/01/2043	1,100	1,073,137
5.25%, 10/01/2036	415	427,857
5.25%, 10/01/2037	500	513,881
5.25%, 10/01/2038	515	527,501
5.25%, 10/01/2039	520	530,472
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 5.00%, 07/01/2031	1,350	1,364,459
5.00%, 07/01/2041	2,500	2,507,713
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	4,000	3,208,029
5.00%, 06/01/2026	420	425,938
5.00%, 06/01/2027	445	453,721
5.00%, 06/01/2028	1,850	1,898,117
Series 2021-B 4.00%, 06/01/2050	1,700	1,408,039
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2013-G 5.00%, 07/01/2037	2,550	2,550,422
Series 2019-A 5.00%, 07/01/2036	1,000	1,014,623
Series 2024 8.50%, 10/01/2026	16,305	16,548,230

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041	$1,480	$1,495,194
5.00%, 07/01/2046	2,500	2,514,678
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2051	2,260	2,327,495
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	10,255	10,683,889

		121,111,128

Michigan – 0.9%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(g)	10,000	7,891,724
Series 2018 5.00%, 04/01/2033	1,000	1,038,077
5.00%, 04/01/2034	2,250	2,331,612
5.00%, 04/01/2035	1,000	1,034,562
5.00%, 04/01/2036	700	723,083
5.00%, 04/01/2038	2,135	2,199,200
Series 2020 5.50%, 04/01/2045	1,690	1,778,081
5.50%, 04/01/2050	2,170	2,267,219
Series 2021-A 5.00%, 04/01/2038	1,100	1,165,016
5.00%, 04/01/2046	2,030	2,098,276
5.00%, 04/01/2050	1,000	1,027,203
Series 2023-A 5.25%, 05/01/2025	1,750	1,761,606
5.25%, 05/01/2027	300	313,775
5.25%, 05/01/2029	700	755,825
Series 2023-B 6.844%, 05/01/2028	935	953,544
Series 2023-C 6.00%, 05/01/2043	1,500	1,687,329
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,395	1,450,334

58 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032	$1,055	$1,068,386
5.00%, 11/01/2037	600	604,634
Great Lakes Water Authority Water Supply System Revenue Series 2016-A 5.00%, 07/01/2046(a)(b)	1,025	1,042,367
Series 2016-D 5.00%, 07/01/2036(a)(b)	25,210	25,826,768
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037	1,100	1,101,705
Series 2020 5.00%, 05/15/2055	6,860	6,187,949
Kalamazoo Hospital Finance Authority (Pre-refunded – US Treasuries) Series 2016 4.00%, 05/15/2031	10	10,135
4.00%, 05/15/2032	20	20,269
4.00%, 05/15/2033	30	30,404
4.00%, 05/15/2036	65	65,874
Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046	1,895	1,290,610
4.00%, 12/01/2051	1,935	1,295,394
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2015-D1 5.00%, 07/01/2034	2,000	2,015,106
Series 2015-D2 5.00%, 07/01/2034	3,400	3,423,892
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2032	3,850	3,963,411
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	5,000	4,668,332

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.00%, 06/01/2049	$5,000	$4,489,602
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2031	1,450	1,451,776
5.00%, 07/01/2032	3,000	3,003,525
5.00%, 07/01/2033	3,500	3,503,929
Michigan Strategic Fund (Michigan Strategic Fund – I 75 Improvement Project) Series 2018 5.00%, 12/31/2033	2,000	2,063,529
5.00%, 12/31/2043	5,000	5,075,650
5.00%, 06/30/2048	8,600	8,714,718
AGM Series 2018 4.25%, 12/31/2038	3,630	3,586,124
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	241,050	7,180,807
Wayne State University Series 2018-A 5.00%, 11/15/2043	4,000	4,110,571

		126,271,933

Minnesota – 1.2%
City of Bloomington MN Series 2024-A 6.18%, 07/01/2041(a)	10,670	10,697,450
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(g)	23,500	24,408,174
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	25,045	25,217,683
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	19,500	19,960,937
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(a)	6,635	6,713,895

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	$11,800	$11,947,446
City of St. Cloud MN Series 2024 5.00%, 05/01/2041	1,000	1,092,499
5.00%, 05/01/2054	5,240	5,530,765
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	1,000	1,088,442
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(a)	7,165	7,159,506
5.66%, 07/01/2041(a)	19,240	19,211,571
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	1,390	1,404,598
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031(e)	800	701,977
4.00%, 06/01/2041(e)	1,120	892,710
4.00%, 06/01/2051(e)	1,250	893,901
4.00%, 06/01/2056(e)	2,180	1,506,561
Minneapolis-St. Paul Metropolitan Airports Commission Series 2024 5.25%, 01/01/2044	12,500	13,401,064
5.25%, 01/01/2049	1,000	1,058,678
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	5,700	5,055,561
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,900	1,900,927

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of Minnesota (State of Minnesota Lease) Series 2022-A 5.00%, 03/01/2025	$11,290	$11,352,268
Western Minnesota Municipal Power Agency Series 2019-A 3.156%, 01/01/2039	2,000	1,672,666

		172,869,279

Mississippi – 0.4%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(e)	14,500	14,735,350
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	2,500	2,055,695
5.00%, 10/01/2026(a)	1,700	1,718,064
5.00%, 10/01/2027(a)	900	912,878
5.00%, 10/01/2028(a)	1,900	1,934,316
5.00%, 10/01/2033(a)	2,270	2,294,333
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	1,645	1,661,596
5.00%, 09/01/2041	16,350	16,433,864
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	720	701,907
5.00%, 01/01/2035	1,230	1,295,729
State of Mississippi (Pre-refunded – US Treasuries) Series 2015-A 4.00%, 10/01/2030	9,085	9,162,188
Series 2015-F 4.00%, 11/01/2033	6,325	6,385,497

		59,291,417

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Missouri – 0.7%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2036	$2,810	$2,885,439
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046	1,000	1,004,867
Series 2019 4.00%, 02/01/2042	18,770	17,718,139
4.00%, 02/01/2048	21,850	19,673,731
5.00%, 02/01/2042	620	639,444
5.00%, 02/01/2048	2,600	2,647,411
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(d)(f)	2,319	108,689
5.00%, 11/15/2046(d)(f)	5,196	3,616,651
Series 2021-A 10.00%, 11/15/2037(d)(f)	1,601	1,369,945
Series 2021-C 7.50%, 11/15/2046(d)(f)	1,279	1,010,436
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(a)	2,680	2,450,676
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,300	1,306,927
5.00%, 08/15/2046	1,760	1,642,774
5.00%, 08/15/2051	1,000	899,428
Series 2018 5.00%, 08/15/2042	6,940	6,756,860
Series 2021-A 5.00%, 08/15/2056	10,000	9,239,429
Missouri Joint Municipal Electric Utility Commission (Pre-refunded – US Treasuries) Series 2014-A 5.00%, 01/01/2031	3,240	3,247,341

abfunds.com	AB MUNICIPAL INCOME SHARES | 63

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

St. Louis County Industrial Development Authority (Friendship Village St. Louis Obligated Group) Series 2018 5.25%, 09/01/2053	$7,560	$7,598,743
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035	2,000	2,000,084
5.125%, 12/01/2045	4,500	4,275,096
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 5.00%, 10/01/2033(a)	1,000	986,968
6.00%, 10/01/2049(a)	2,475	2,475,391

		93,554,469

Montana – 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	1,085	1,112,773

Nebraska – 0.3%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	11,255	11,873,561
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2031	2,050	2,165,006
5.00%, 09/01/2034	1,510	1,616,978
5.00%, 09/01/2036	5,000	5,381,852
5.00%, 09/01/2037	8,715	9,401,431
Series 2022-1 5.00%, 05/01/2053	5,000	5,274,067

		35,712,895

Nevada – 0.6%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2037	1,160	1,185,730

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2047	$2,775	$2,799,783
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	19,500	2,728,818
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	2,150	2,093,601
Clark County School District Series 2017-C 5.00%, 06/15/2033	5,775	6,096,449
5.00%, 06/15/2034	5,000	5,260,034
5.00%, 06/15/2035	2,635	2,761,649
5.00%, 06/15/2036	3,700	3,703,400
AGM Series 2019-B 3.00%, 06/15/2037	5,185	4,681,554
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2040	1,800	1,813,517
Reno-Tahoe Airport Authority Series 2024 5.25%, 07/01/2040	2,415	2,619,056
5.25%, 07/01/2043	1,500	1,605,719
5.25%, 07/01/2044	1,155	1,232,513
5.25%, 07/01/2049	4,200	4,443,716
5.25%, 07/01/2054	1,600	1,690,280
State of Nevada Department of Business & Industry Series 2018 6.95%, 02/15/2038(d)(e)(f)	1,703	6,981
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2024 8.125%, 01/01/2050	22,700	23,392,282
Tahoe-Douglas Visitors Authority Series 2020 5.00%, 07/01/2040	4,200	4,311,032
5.00%, 07/01/2045	2,800	2,838,680
5.00%, 07/01/2051	9,000	9,063,274

		84,328,068

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire – 1.6%
National Finance Authority Series 2022-2, Class X 0.675%, 10/01/2036(j)	$24,321	$1,102,306
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	20,264	20,244,321
Series 2022-1, Class A 4.375%, 09/20/2036	40,249	40,155,424
Series 2022-1, Class X 0.334%, 09/20/2036(j)	24,246	505,382
Series 2022-2, Class A 4.00%, 10/20/2036	26,267	25,411,848
Series 2023-2, Class A 3.875%, 01/20/2038	1,972	1,873,000
Series 2024 4.15%, 10/20/2040	12,600	12,558,012
5.00%, 12/01/2028(a)(i)	6,000	5,996,930
5.125%, 12/15/2030	5,000	4,941,391
5.30%, 12/01/2032(a)	5,500	5,505,685
Series 2024-1, Class A 4.25%, 07/20/2041	13,619	13,323,114
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	5,000	4,959,959
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	20,500	20,528,239
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018 4.875%, 11/01/2042(a)	12,520	12,404,487
New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group/PA) Series 2023 5.25%, 07/01/2048	2,000	2,112,288
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(a)	10,000	9,527,507
Series 2020-A 3.625%, 07/01/2043(a)	4,800	4,015,916

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2020-B 3.75%, 07/01/2045(a)	$4,785	$4,044,615
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	9,550	9,361,899
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	20,000	21,554,540

		220,126,863

New Jersey – 5.2%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2047	1,030	1,106,786
6.00%, 06/15/2062	5,360	5,698,092
City of Hoboken NJ Series 2024-A 4.00%, 03/12/2025	10,335	10,368,718
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(a)	1,260	1,123,199
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2034	1,500	1,526,245
5.00%, 01/01/2039	2,500	2,513,922
5.00%, 01/01/2049	3,000	2,862,572
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2018-A 5.00%, 06/15/2042	4,385	4,494,791
5.00%, 06/15/2047	1,500	1,531,363
Series 2021-G 5.25%, 09/01/2025(a)	10,000	10,145,065

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	$1,000	$1,009,536
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	6,045	6,050,859
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	8,895	9,107,399
5.00%, 10/01/2047	8,790	8,873,428
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury Lease) Series 2019 5.00%, 06/15/2035	2,750	2,925,725
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2042	7,085	7,262,393
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,640	1,655,665
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2035	1,500	1,677,070
5.25%, 06/15/2036	3,000	3,407,657
5.25%, 06/15/2037	3,065	3,464,696
5.25%, 06/15/2039	3,000	3,364,375
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	735	734,957

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	$7,090	$7,097,240
Series 2014-B 5.625%, 11/15/2030	1,475	1,482,064
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050	1,805	1,636,603
5.00%, 07/01/2045	4,460	4,573,562
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,300	1,347,868
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	1,000	1,031,470
5.00%, 07/01/2042	7,645	7,813,354
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035	1,070	1,112,782
New Jersey Transportation Trust Fund Authority Series 2024-A 4.00%, 06/15/2042	10,200	10,015,575
5.00%, 06/15/2037	11,170	12,423,032
5.00%, 06/15/2042	11,070	12,045,584
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,000	1,027,086
5.00%, 06/15/2028	21,660	22,238,058
5.00%, 06/15/2029	13,435	13,769,952
5.00%, 06/15/2030	6,000	6,143,123
Series 2018-A 5.00%, 06/15/2029	1,910	1,958,532

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 06/15/2030	$24,975	$25,570,751
5.00%, 06/15/2031	12,000	12,269,743
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033	22,085	23,280,474
Series 2019 5.00%, 06/15/2046	2,325	2,398,986
Series 2023-A 5.00%, 06/15/2039	5,085	5,543,448
5.00%, 06/15/2040	4,000	4,342,368
Series 2023-B 5.00%, 06/15/2042	9,040	9,771,310
AGM Series 2006-C Zero Coupon, 12/15/2033	5,170	3,715,624
New Jersey Transportation Trust Fund Authority (Pre-refunded – Others) Series 2014-A 5.00%, 06/15/2038	1,000	1,003,012
New Jersey Transportation Trust Fund Authority (Pre-refunded – US Treasuries) Series 2019 5.00%, 12/15/2024	4,290	4,297,405
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.25%, 06/15/2050	20,000	21,739,248
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048	11,320	11,803,916
Series 2024-A 4.00%, 01/01/2035	8,000	8,488,746
5.00%, 01/01/2027	18,000	18,829,460
5.00%, 01/01/2032	28,655	32,182,935
5.00%, 01/01/2033	64,000	72,577,114
5.00%, 01/01/2034	38,775	44,238,514
Series 2024-C 5.00%, 01/01/2043	49,500	54,423,864
5.00%, 01/01/2044	15,000	16,441,509
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 4.25%, 07/01/2033	575	582,408

70 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2043	$1,020	$1,062,736
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	5,000	5,045,024
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2031	1,425	1,493,695
5.00%, 06/01/2046	2,200	2,240,989
Series 2018-B 5.00%, 06/01/2046	125,210	125,560,300
Township of Woodbridge NJ Series 2024 4.00%, 03/14/2025	10,855	10,891,070

		716,415,047

New Mexico – 0.1%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2039	480	490,753
5.00%, 05/15/2044	500	504,045
5.00%, 05/15/2049	1,200	1,195,098
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	13,180	12,605,115

		14,795,011

New York – 9.0%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2020 4.00%, 11/01/2045	2,250	2,130,714
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	44,790	44,878,344
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2062(a)	1,500	1,573,480
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2057	1,050	1,053,902

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Integration Charter Schools) Series 2021 4.00%, 06/01/2025(a)	$115	$113,239
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,071,267
5.25%, 07/01/2062	4,500	4,634,842
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	1,560	951,600
5.25%, 11/01/2034	2,240	1,366,400
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	1,250	1,235,132
Build NYC Resource Corp. (South Bronx Charter School For International Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	4,360	4,929,503
7.00%, 04/15/2058(a)	11,305	12,742,740
City of New York NY Series 2018-E 5.00%, 03/01/2037(a)(b)	7,500	7,867,977
5.00%, 03/01/2038(a)(b)	10,000	10,469,632
Series 2024-C 4.00%, 03/01/2046	27,000	26,343,795
5.00%, 03/01/2043	2,605	2,840,770
City of Rochester NY Series 2024-I 5.00%, 07/31/2025	16,000	16,206,048
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045	9,600	9,796,283
5.00%, 07/01/2051	17,400	17,602,315
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2052	17,470	17,798,385
5.50%, 06/15/2057	7,350	7,580,100
Long Island Power Authority Series 2024-A 5.00%, 09/01/2044	6,480	7,072,691

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 09/01/2054	$10,000	$10,881,710
Metropolitan Transportation Authority Series 2015-B 5.00%, 11/15/2032	3,715	3,738,125
Series 2015-C 5.00%, 11/15/2027	1,110	1,127,716
5.25%, 11/15/2030	4,000	4,068,243
Series 2015-D 5.00%, 11/15/2031	1,350	1,369,068
5.00%, 11/15/2032	5,135	5,205,957
5.00%, 11/15/2034	5,430	5,501,736
Series 2016-A 5.00%, 11/15/2032	4,740	4,812,934
Series 2016-D 5.00%, 11/15/2027	5,695	5,869,227
5.00%, 11/15/2029	1,750	1,795,914
Series 2017-C 5.00%, 11/15/2028	12,930	13,727,786
5.00%, 11/15/2029	16,435	17,356,180
5.00%, 11/15/2034	6,810	7,112,236
Series 2019-C 5.00%, 11/15/2038	380	400,572
Series 2020-A 4.00%, 11/15/2043	2,020	1,952,105
5.00%, 11/15/2045	4,740	5,097,726
Series 2020-C 4.75%, 11/15/2045	23,880	24,538,945
5.00%, 11/15/2050	8,750	9,063,026
5.25%, 11/15/2055	15,885	16,630,183
Series 2020-D 4.00%, 11/15/2048	7,150	6,797,810
4.00%, 11/15/2049	6,425	6,094,561
5.00%, 11/15/2043	5,000	5,246,464
Series 2021-A 4.00%, 11/15/2041	2,000	1,979,305
Metropolitan Transportation Authority (Pre-refunded – US Treasuries) Series 2019 5.00%, 11/15/2048	3,075	3,076,687
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	4,675	4,791,868
6.00%, 07/01/2057(a)	1,615	1,662,782

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	$6,520	$5,834,268
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(a)	1,620	1,629,026
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(d)(f)(g)	525	79,279
9.00%, 01/01/2041(d)(e)(f)	270	270,000
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	3,645	2,879,574
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024-F 4.25%, 02/01/2054	6,500	6,407,957
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2022-F 3.75%, 02/01/2033	13,000	12,067,884
3.85%, 02/01/2034	3,955	3,643,141
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	30,000	4,723,206
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	13,560	13,559,727
5.375%, 11/15/2040(a)	3,395	3,395,793
7.25%, 11/15/2044(a)	9,665	9,670,727
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2048	5,250	5,671,378
5.00%, 11/15/2053	7,000	7,513,590

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority Series 2024 4.00%, 05/01/2054	$24,795	$23,153,955
5.25%, 10/01/2049	4,500	4,774,548
5.50%, 11/01/2047	1,000	1,098,288
Series 2025 5.00%, 05/01/2030(i)	5,405	5,893,515
5.00%, 05/01/2031(i)	1,820	2,004,538
5.00%, 05/01/2032(i)	7,925	8,815,421
5.00%, 05/01/2033(i)	7,000	7,855,120
5.00%, 05/01/2034(i)	6,000	6,780,814
5.00%, 05/01/2035(i)	7,000	7,855,684
5.00%, 05/01/2036(i)	14,000	15,642,369
5.00%, 05/01/2037(i)	4,185	4,656,655
5.00%, 05/01/2042(i)	5,000	5,435,946
5.00%, 05/01/2043(i)	4,000	4,334,540
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	16,000	18,003,968
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030(a)	1,200	1,195,788
5.00%, 12/01/2031(a)	1,000	989,717
5.00%, 12/01/2034(a)	2,000	1,945,988
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2035	2,085	2,148,369
AGM Series 2020 3.00%, 09/01/2050	14,890	11,250,159
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034(a)(b)	13,000	10,466,136
2.252%, 03/15/2032	13,000	10,990,006
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057	14,965	13,968,445
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2041	3,800	3,848,415

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. Series 2024 5.50%, 12/31/2054(i)	$30,500	$32,501,688
5.50%, 12/31/2060(i)	4,435	4,689,305
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028	15,300	15,860,835
5.00%, 01/01/2029	18,660	19,317,862
Series 2020 4.00%, 10/01/2030	13,980	13,997,139
4.375%, 10/01/2045	40,110	38,324,419
Series 2023 5.625%, 04/01/2040	11,250	12,077,930
6.00%, 04/01/2035	13,875	15,490,010
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 04/30/2053	13,315	11,338,951
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2030	1,000	1,063,522
5.00%, 12/01/2035	1,100	1,148,409
Series 2022 5.00%, 12/01/2039	1,510	1,575,178
5.00%, 12/01/2040	2,500	2,596,625
5.00%, 12/01/2041	11,500	11,910,739
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	35,900	37,187,507
6.00%, 06/30/2054	30,580	33,011,312
Series 2024 5.00%, 06/30/2060	70,760	72,051,129
5.25%, 06/30/2049	2,250	2,351,775
5.50%, 06/30/2054	44,430	46,965,651
AGM Series 2023 5.00%, 06/30/2049	5,000	5,139,398
5.125%, 06/30/2060	13,000	13,334,685

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	$15,840	$15,753,681
5.00%, 07/01/2046	6,895	6,847,322
5.25%, 01/01/2050	29,285	29,283,732
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	13,765	13,159,752
Port Authority of New York & New Jersey Series 2018-2 5.00%, 09/15/2026	4,000	4,110,781
Series 2021 3.175%, 07/15/2060	10,000	6,716,453
Series 2023-2 5.00%, 12/01/2034	6,960	7,513,297
Suffolk Regional Off-Track Betting Co. Series 2024 5.00%, 12/01/2034	5,500	5,681,112
6.00%, 12/01/2053	12,400	12,910,952
Town of Oyster Bay NY Series 2024 4.00%, 03/07/2025	31,750	31,834,093
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(a)(b)	10,000	10,752,953
Series 2020-A 5.00%, 11/15/2049	2,060	2,161,684
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	4,000	3,186,294
2.917%, 05/15/2040	10,000	7,631,255
Series 2022-C 5.00%, 05/15/2047(a)(b)	10,000	10,636,641
5.25%, 05/15/2052(a)(b)	10,000	10,780,539
Series 2024 5.00%, 11/15/2033	1,690	1,955,606
5.00%, 11/15/2035	13,000	14,937,562
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series 2024-A 5.25%, 05/15/2064	16,000	17,401,518
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	10,200	9,098,279

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2048	$8,370	$7,384,087
Series 2017-A 5.00%, 06/01/2041	1,560	1,584,033
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	860	780,635
5.25%, 09/15/2042	365	321,401
5.25%, 09/15/2047	625	524,832
5.25%, 09/15/2053	1,340	1,084,617
Western Regional Off-Track Betting Corp. Series 2021 3.00%, 12/01/2026(a)	540	526,930

		1,248,106,069

North Carolina – 0.3%
Fayetteville State University Series 2023 5.00%, 04/01/2027(a)	415	429,827
5.00%, 04/01/2028(a)	455	477,241
5.00%, 04/01/2029(a)	500	530,520
5.00%, 04/01/2030(a)	545	582,252
5.00%, 04/01/2031(a)	600	644,883
5.00%, 04/01/2034(a)	770	839,791
5.00%, 04/01/2036(a)	900	976,539
5.00%, 04/01/2037(a)	970	1,048,492
5.00%, 04/01/2040(a)	1,205	1,286,171
5.00%, 04/01/2042(a)	1,380	1,464,374
Greater Asheville Regional Airport Authority AGM Series 2022-A 5.50%, 07/01/2047	2,880	3,093,217
5.50%, 07/01/2052	5,000	5,332,589
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc. Obligated Group) Series 2017 5.00%, 07/01/2047	2,950	2,303,819
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.875%, 07/01/2040	5,000	4,178,571
5.00%, 07/01/2045	4,650	3,710,697
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030	2,250	2,251,383

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044	$1,000	$1,005,758
North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group (The)) Series 2024 5.00%, 10/01/2049	510	524,719
5.125%, 10/01/2054	2,000	2,060,450
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	5,000	5,192,873
AGM Series 2024 Zero Coupon, 01/01/2050	11,750	3,534,292
Zero Coupon, 01/01/2051	7,490	2,132,806
Zero Coupon, 01/01/2052	6,435	1,733,644
Zero Coupon, 01/01/2053	1,750	446,599

		45,781,507

North Dakota – 0.4%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2035	4,000	3,833,532
4.00%, 12/01/2036	3,625	3,448,892
4.00%, 12/01/2037	1,190	1,123,729
4.00%, 12/01/2040	1,875	1,721,716
4.00%, 12/01/2041	1,865	1,693,541
5.00%, 12/01/2034	7,545	7,873,639
Series 2023-A 5.42%, 12/01/2053	5,270	5,471,749
AGM Series 2021 3.00%, 12/01/2051	4,000	2,939,471
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d)(e)(f)(k)(m)	5,195	– 0	–
7.00%, 12/15/2043(d)(e)(f)(k)(m)	5,390	– 0	–
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2038	2,000	2,023,008
5.00%, 06/01/2043	2,000	2,004,588
5.00%, 06/01/2048	13,500	13,281,031
5.00%, 06/01/2053	5,230	5,062,257

		50,477,153

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio – 3.5%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 3.00%, 11/15/2040	$4,500	$3,644,281
4.00%, 11/15/2036	1,000	958,912
4.00%, 11/15/2037	800	761,776
4.00%, 11/15/2038	750	708,563
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2041	6,000	6,076,542
5.00%, 02/15/2046	4,000	4,039,486
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2048	10,000	8,959,864
Series 2020-B Zero Coupon, 06/01/2057	113,000	10,466,003
5.00%, 06/01/2055	141,270	127,559,012
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,765	3,860,586
5.00%, 12/01/2047	3,735	3,760,641
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	12,600	12,746,862
5.00%, 02/15/2052	5,680	5,706,910
5.25%, 02/15/2047	12,860	13,062,810
5.50%, 02/15/2057	9,370	9,537,687
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	3,670	3,235,051
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2034(b)	8,075	8,699,663
5.00%, 06/01/2038(b)	7,440	7,957,926
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	23,425	23,447,359

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	$500	$479,221
5.50%, 05/01/2050	1,000	941,932
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049	2,210	1,810,768
County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049	6,000	6,068,752
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037	1,000	1,077,991
6.625%, 12/01/2042	16,000	17,539,395
6.75%, 12/01/2052	29,885	32,715,166
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	8,950	6,960,216
Series 2023 5.00%, 12/01/2053(a)	16,000	16,307,149
Lancaster Port Authority Series 2024-A 5.00%, 02/01/2055(i)	10,900	11,597,666
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.40%, 12/01/2038	1,030	954,773
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	17,100	17,332,873
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	1,780	1,742,102
Ohio Higher Educational Facility Commission Series 2024 5.00%, 05/01/2039	880	946,744
5.00%, 05/01/2040	785	840,365
5.00%, 05/01/2041	815	868,341

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 05/01/2042	$435	$461,541
5.25%, 05/01/2049	5,630	5,975,556
5.25%, 05/01/2054	6,825	7,211,424
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2047	1,750	1,541,482
4.00%, 10/01/2052	11,900	10,230,805
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2053	1,275	1,333,450
5.00%, 12/01/2063	11,105	11,519,973
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati, Inc.) Series 2021 4.375%, 06/15/2056	3,480	3,436,224
State of Ohio Series 2017-U 5.00%, 05/01/2025	3,410	3,440,774
Series 2019 3.276%, 01/01/2042	1,635	1,354,244
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021
4.00%, 01/01/2041	3,000	2,916,961
4.00%, 01/01/2043	2,000	1,915,569
4.00%, 01/01/2046	2,000	1,872,941
4.00%, 01/01/2051	8,500	7,768,279
4.00%, 01/01/2057	7,500	6,728,428
University of Toledo Series 2023-B 4.631% (SOFR + 0.90%), 06/01/2036(a)(b)(c)	50,590	49,471,167

		490,552,206

Oklahoma – 0.6%
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044	7,650	7,606,227
5.00%, 08/01/2049	12,780	12,394,982

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2038	$1,000	$1,018,687
5.25%, 08/15/2043	11,545	11,779,023
5.50%, 08/15/2052	5,615	5,734,578
5.50%, 08/15/2057	21,080	21,501,674
Series 2022-A 5.50%, 08/15/2037	10,000	10,411,614
5.50%, 08/15/2041	11,995	12,346,858

		82,793,643

Oregon – 0.5%
Astoria Hospital Facilities Authority (Columbia Lutheran Charities Obligated Group) Series 2024 5.00%, 08/01/2034	13,250	14,575,953
5.00%, 08/01/2035	1,660	1,819,016
5.25%, 08/01/2037	1,960	2,170,842
5.25%, 08/01/2038	2,185	2,411,597
5.25%, 08/01/2039	1,205	1,323,543
5.25%, 08/01/2040	1,000	1,089,685
5.25%, 08/01/2041	1,725	1,869,653
5.25%, 08/01/2049	5,500	5,800,085
5.25%, 08/01/2054	7,750	8,119,125
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.125%, 11/15/2040	750	757,454
5.375%, 11/15/2055	2,940	2,945,305
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2045(a)(b)	4,500	4,678,549
5.00%, 08/15/2050(a)(b)	5,500	5,658,884
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2043	6,430	2,673,150
Oregon State Facilities Authority (Legacy Health Obligated Group) Series 2022 5.00%, 06/01/2030	1,630	1,747,452
Oregon State Facilities Authority (Samaritan Health Services, Inc. Obligated Group) Series 2020 5.00%, 10/01/2040	1,750	1,805,357

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2043	$2,350	$978,142
Zero Coupon, 06/15/2053	10,500	2,517,059

		62,940,851

Other – 0.2%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(a)	17,556	18,380,358
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class AUS 3.125%, 09/25/2036	3,870	3,455,318
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(j)	17,041	905,129
Series 2022-ML13, Class XUS 0.98%, 09/25/2036(j)	30,185	1,996,235

		24,737,040

Pennsylvania – 4.3%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2034	10,135	10,486,220
5.00%, 04/01/2035	12,500	12,905,693
5.00%, 04/01/2036	10,900	11,218,972
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2018 5.00%, 05/01/2033(a)	2,000	2,028,668
5.375%, 05/01/2042(a)	2,500	2,505,691
Series 2022 5.25%, 05/01/2042(a)	11,065	10,986,351
Berks County Industrial Development Authority (Pre-refunded – US Treasuries) Series 2018 5.00%, 05/15/2048	1,000	1,027,735
Berks County Municipal Authority (The) Series 2024 5.00%, 06/30/2039	20,822	20,573,725

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

6.00%, 06/30/2044(g)	$9,823	$6,999,427
8.00%, 06/30/2034	3,135	3,216,259
Series 2024-A 6.00%, 06/30/2034	1,483	1,602,874
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	11,850	9,854,432
4.00%, 07/01/2051	13,300	10,764,159
5.00%, 07/01/2030	1,275	1,307,787
5.00%, 07/01/2031	2,300	2,358,642
5.00%, 07/01/2032	500	511,342
5.00%, 07/01/2033	1,170	1,193,076
5.00%, 07/01/2034	1,300	1,321,484
5.00%, 07/01/2035	1,555	1,576,028
5.00%, 07/01/2036	1,225	1,238,219
5.00%, 07/01/2038	1,000	1,005,600
5.00%, 07/01/2040	2,500	2,491,384
5.00%, 07/01/2041	4,630	4,581,145
5.00%, 07/01/2054	15,100	14,305,666
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	1,350	1,329,117
6.00%, 10/01/2048	9,000	8,998,994
Chester County Industrial Development Authority (Collegium Charter School) Series 2017-A 5.125%, 10/15/2037	1,500	1,509,319
5.25%, 10/15/2047	3,830	3,829,895
Series 2022 6.00%, 10/15/2052(a)	1,075	1,125,429
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.125%, 03/01/2048(a)	791	752,276
City of Philadelphia PA Series 2017 5.00%, 08/01/2029	6,000	6,300,507
5.00%, 08/01/2031	6,110	6,386,135
Series 2017-A 5.00%, 08/01/2033	3,000	3,121,802

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 08/01/2034	$10,000	$10,379,820
City of Philadelphia PA Water & Wastewater Revenue 2.189%, 07/01/2032(a)(b)	3,725	3,233,158
2.289%, 07/01/2033(a)(b)	3,060	2,486,149
Series 2017-A 5.00%, 10/01/2035	3,805	3,963,325
5.00%, 10/01/2036	1,300	1,352,374
Series 2021-B 2.926%, 07/01/2045	5,000	3,659,291
Commonwealth of Pennsylvania Series 2015 5.00%, 03/15/2025	6,420	6,459,102
Series 2022 5.00%, 10/01/2040	10,000	10,990,284
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) Series 2016-A 4.00%, 07/01/2035	10,000	10,008,259
Series 2019 5.00%, 07/01/2044	6,885	7,112,062
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	1,175	1,185,924
6.00%, 06/01/2051	2,200	2,208,147
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,815	1,692,753
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,750	1,750,646
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	2,000	1,840,882
5.00%, 03/01/2050	500	427,241
Series 2022 5.00%, 03/01/2029	2,170	2,143,796
Lancaster Municipal Authority Series 2024 5.00%, 05/01/2049	1,000	1,038,386

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 05/01/2054	$800	$822,587
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2059	1,590	1,627,524
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047	5,500	5,512,370
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2035	3,600	3,744,873
Series 2019 5.00%, 09/01/2051	2,300	2,330,821
Series 2022 4.00%, 05/01/2052	5,900	5,454,081
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.25%, 01/01/2040	4,740	4,676,778
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	2,500	1,707,669
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	5,135	4,103,710
6.00%, 07/01/2045	2,600	1,816,366
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037	2,675	2,661,097
Series 2016-B 5.25%, 03/01/2031	1,640	1,656,968
5.25%, 03/01/2037	1,170	1,173,834

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.75%, 06/30/2048	$11,000	$11,843,920
6.00%, 06/30/2061	22,100	24,169,289
AGM Series 2022 5.75%, 12/31/2062	12,850	14,083,866
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	28,430	28,364,870
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 4.00%, 01/01/2027	1,530	1,540,696
4.00%, 01/01/2029	450	454,321
4.00%, 01/01/2030	1,575	1,589,389
4.00%, 01/01/2032	800	802,491
Pennsylvania Economic Development Financing Authority (Presbyterian Homes Obligated Group/PA) Series 2023 5.25%, 07/01/2046	2,500	2,653,735
5.25%, 07/01/2049	1,215	1,281,596
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	2,330	1,901,609
Pennsylvania Higher Educational Facilities Authority Series 2024 4.00%, 11/01/2042(i)	2,000	1,909,560
4.375%, 11/01/2054(i)	15,750	15,196,230
5.25%, 11/01/2044(i)	1,500	1,629,735
5.50%, 11/01/2054(i)	1,700	1,851,385
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032	1,000	1,013,808

88 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission 5.00%, 12/01/2046(a)(b)	$26,610	$28,389,054
Series 2016 5.00%, 06/01/2037	4,000	4,060,066
Series 2016-A 5.00%, 06/01/2025	11,000	11,107,448
Series 2018-A 5.00%, 12/01/2043	10,000	10,447,799
Series 2024 5.00%, 12/01/2038	11,290	12,734,051
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	5,000	4,828,099
5.00%, 08/01/2054	3,560	3,401,970
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	2,550	2,075,889
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	3,285	3,313,565
5.00%, 06/15/2050(a)	6,285	6,226,262
Philadelphia Authority for Industrial Development (St Joseph’s University) Series 2022 5.50%, 11/01/2060	10,000	10,790,581
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.00%, 06/15/2033(a)	965	991,305
5.375%, 06/15/2038(a)	1,270	1,309,941
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	5,000	5,141,314
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.531% (SOFR + 0.80%), 09/01/2040(a)(b)(c)	46,555	45,442,843

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

School District of Philadelphia (The) Series 2015-A 5.00%, 09/01/2034	$1,615	$1,633,404
5.00%, 09/01/2035	1,000	1,009,097
Series 2016-F 5.00%, 09/01/2033	3,000	3,062,542
5.00%, 09/01/2036	1,000	1,017,827
Series 2018-A 5.00%, 09/01/2034	1,000	1,045,251
5.00%, 09/01/2036	1,000	1,042,804
5.00%, 09/01/2037	1,000	1,042,648
5.00%, 09/01/2038	1,000	1,041,951
Series 2018-B 5.00%, 09/01/2043	3,000	3,099,193
Series 2019-A 5.00%, 09/01/2044	17,900	18,652,079
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(a)	6,765	4,030,720
5.00%, 01/01/2057(a)	5,345	3,058,780
Series 2016-B 6.08%, 01/01/2026(a)	335	327,279
Series 2016-C Zero Coupon, 01/01/2036(a)	2,945	1,047,010
Series 2016-D Zero Coupon, 01/01/2057(e)	58,055	3,229,681
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029	1,365	1,413,981
5.00%, 12/01/2030	7,160	7,397,914
State Public School Building Authority (Pre-refunded – US Treasuries) AGM Series 2016 5.00%, 12/01/2029	220	229,414
Union County Hospital Authority (Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038	2,685	2,758,325
5.00%, 08/01/2043	5,750	5,864,635

		601,185,552

90 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	$6,410	$4,374,674
4.00%, 07/01/2033	12,000	11,822,056
4.00%, 07/01/2035	4,200	4,118,618
4.00%, 07/01/2037	1,631	1,581,710
4.00%, 07/01/2041	2,217	2,091,122
4.00%, 07/01/2046	2,306	2,149,777
5.375%, 07/01/2025	3,138	3,171,832
5.625%, 07/01/2029	2,542	2,734,557
5.75%, 07/01/2031	3,784	4,171,213
Series 2022-A Zero Coupon, 11/01/2051	12,831	7,008,827
5.069%, 11/01/2051	43,485	28,428,064
Series 2022-C Zero Coupon, 11/01/2043	90,649	58,355,612
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	4,773	4,641,265
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	5,500	5,803,254
5.00%, 07/01/2035(a)	9,455	9,862,640
Series 2021-A 4.00%, 07/01/2042(a)	2,500	2,385,335
Series 2021-B 4.00%, 07/01/2042(a)	4,000	3,849,927
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(d)(f)	7,315	3,767,225
5.00%, 07/01/2037(d)(f)	15,260	7,858,900
Series 2008-W 5.25%, 07/01/2033(d)(f)	1,000	515,000
5.50%, 07/01/2038(d)(f)	10,490	5,402,350
Series 2010-A 5.25%, 07/01/2029(d)(f)	2,950	1,519,250
5.25%, 07/01/2030(d)(f)	1,040	535,600
Series 2010-C 5.00%, 07/01/2024(f)(l)	1,735	902,200
5.25%, 07/01/2027(d)(f)	3,360	1,730,400
5.25%, 07/01/2028(d)(f)	500	257,500
Series 2010-DDD 5.00%, 07/01/2021(f)(l)	1,050	546,000
5.00%, 07/01/2022(f)(l)	950	494,000

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2010-X 5.25%, 07/01/2040(d)(f)	$20,585	$10,601,275
5.75%, 07/01/2036(d)(f)	7,375	3,798,125
Series 2010-ZZ 5.25%, 07/01/2018(f)(l)	3,500	1,820,000
5.25%, 07/01/2024(f)(l)	2,565	1,333,800
5.25%, 07/01/2025(d)(f)	620	319,300
Series 2012-A 5.00%, 07/01/2029(d)(f)	2,510	1,292,650
5.00%, 07/01/2042(d)(f)	2,125	1,094,375
5.05%, 07/01/2042(d)(f)	2,585	1,331,275
Series 2013-A 7.00%, 07/01/2033(d)(f)	1,700	875,500
7.00%, 07/01/2040(d)(f)	750	386,250
AGM Series 2007-V 5.25%, 07/01/2031	25,380	25,351,663
NATL Series 2007-V 5.25%, 07/01/2029	5,965	5,868,050
5.25%, 07/01/2033	9,250	9,148,648
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	1,937	1,916,046
6.625%, 01/01/2028	14,770	14,593,434
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(k)(m)	3,431	3,328,433
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2042	3,250	3,839,628
6.75%, 01/01/2045	3,500	4,164,989
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2027	537	483,744
Zero Coupon, 07/01/2029	523	435,708
Zero Coupon, 07/01/2046	123,224	40,240,991
Zero Coupon, 07/01/2051	58,864	14,205,879
Series 2019-A 4.329%, 07/01/2040	15,975	15,808,183
4.55%, 07/01/2040	1,198	1,203,464

92 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2058	$52,251	$52,352,069

		395,872,387

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. (City of Woonsocket RI Lease) AGM Series 2017-A 5.00%, 05/15/2029	1,000	1,046,909

South Carolina – 2.9%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 4.80%, 11/01/2024	5,010	5,010,000
5.26%, 11/01/2032	710	703,811
5.41%, 11/01/2039	12,570	12,363,545
6.28%, 11/01/2039	540	531,616
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	16,500	15,838,338
Orangeburg County School District Series 2024 5.00%, 08/13/2025	21,000	21,268,479
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054(a)(b)	30,000	32,429,604
South Carolina Jobs-Economic Development Authority Series 2024 5.00%, 11/15/2035	1,225	1,269,205
5.25%, 11/15/2039	1,000	1,051,925
5.50%, 11/15/2044	1,000	1,058,692
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	10,595	11,018,578
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)	580	545,039
Series 2023-A 6.50%, 02/01/2056(a)	16,895	17,769,421

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-B 7.50%, 08/01/2047(a)	$7,000	$7,126,478
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	6,000	6,047,224
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(d)(e)(f)	2,470	370,500
6.25%, 06/01/2040(d)(e)(f)	6,100	915,000
6.50%, 06/01/2051(d)(e)(f)	9,070	1,360,500
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054	25,000	24,868,962
5.00%, 11/01/2038	6,590	7,294,388
5.25%, 11/01/2041	4,000	4,472,270
5.25%, 11/01/2044	3,000	3,316,506
5.50%, 11/01/2050	7,100	7,846,870
5.50%, 11/01/2054	48,175	52,991,455
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 5.75%, 06/01/2052(g)	15,800	11,770,169
South Carolina Public Service Authority Series 2015-A 5.00%, 12/01/2050	33,180	33,268,143
Series 2016-A 5.00%, 12/01/2034	3,815	3,898,022
5.00%, 12/01/2036	1,000	1,020,265
Series 2016-B 5.00%, 12/01/2037	2,000	2,051,094
5.00%, 12/01/2041	10,500	10,699,509
5.00%, 12/01/2056	7,350	7,414,776
Series 2021-A 4.00%, 12/01/2035	1,000	1,012,123
Series 2022 4.00%, 12/01/2038	550	551,007
4.00%, 12/01/2049	5,166	4,906,663
5.00%, 12/01/2036	447	485,759
5.00%, 12/01/2038	1,742	1,883,158

94 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-A 4.00%, 12/01/2052	$14,000	$12,694,325
5.00%, 12/01/2055	10,000	10,356,970
Series 2024-A 5.00%, 12/01/2039	1,310	1,438,304
5.00%, 12/01/2040	2,000	2,184,437
5.00%, 12/01/2041	3,000	3,260,298
5.00%, 12/01/2042	3,135	3,392,090
5.50%, 12/01/2054	15,250	16,734,165
Series 2024-B 5.00%, 12/01/2041	2,800	3,042,945
5.00%, 12/01/2043	12,000	12,888,310
5.25%, 12/01/2054	12,500	13,410,130

		395,831,068

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2051	2,410	2,006,078
4.00%, 08/01/2056	2,415	1,961,124
4.00%, 08/01/2061	4,020	3,195,537
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2033	3,260	3,375,379
5.00%, 09/01/2040	15,035	15,418,257
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	5,360	5,572,952

		31,529,327

Tennessee – 1.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	9,080	8,868,318
5.125%, 12/01/2042(a)	31,490	30,567,425
Series 2016-B Zero Coupon, 12/01/2031(a)	3,800	2,614,574
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(a)	2,000	2,044,601

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

9.25%, 11/01/2042(a)	$5,450	$5,570,793
9.50%, 11/01/2052(a)	15,100	15,432,618
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	2,000	1,692,158
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040	2,435	2,477,341
Series 2017-A 5.00%, 07/01/2048	2,335	2,366,143
Metropolitan Government Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(a)	7,250	2,931,596
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.25%, 07/01/2047	12,500	13,240,313
5.50%, 07/01/2052	9,000	9,659,057
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	27,000	29,204,374
Tennergy Corp./TN (Royal Bank of Canada) Series 2024 5.00%, 10/01/2054	41,975	44,618,959
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2021 5.00%, 05/01/2052	17,820	19,075,934
Series 2023-A 5.00%, 05/01/2053	26,300	27,346,661
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	10,000	8,509,437

96 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.25%, 12/01/2024	$6,000	$5,979,923

		232,200,225

Texas – 5.5%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	4,070	3,257,009
Series 2021-B 5.00%, 10/01/2050(a)	11,140	9,544,334
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(a)	1,000	1,000,105
Series 2023 4.875%, 06/15/2056(a)	1,500	1,513,469
Series 2024 4.25%, 06/15/2039(a)	1,095	1,070,215
4.50%, 06/15/2044(a)	830	796,497
4.75%, 06/15/2049(a)	1,830	1,788,332
4.875%, 06/15/2059(a)	1,000	977,856
5.00%, 06/15/2064(a)	1,500	1,484,583
Arlington Higher Education Finance Corp. (Cypress Christian School, Inc.) Series 2024-2 6.00%, 06/01/2053(a)	5,080	5,211,325
6.25%, 06/01/2063(a)	9,155	9,465,557
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(a)	6,015	6,270,431
6.375%, 06/01/2062(a)	9,785	10,213,894
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2036	500	469,325
4.00%, 08/15/2046	695	591,015
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045	8,545	7,486,387
4.00%, 10/01/2050	3,815	3,227,971

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Board of Regents of the University of Texas System Series 2019-B 5.00%, 08/15/2049	$11,000	$12,607,511
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(a)	10,000	9,000,000
Series 2023 12.00%, 06/01/2043(a)	2,500	2,488,909
Central Texas Regional Mobility Authority Series 2020-A 5.00%, 01/01/2044	2,230	2,323,957
5.00%, 01/01/2049	3,940	4,068,347
Series 2021-B 5.00%, 01/01/2046	4,600	4,794,915
Central Texas Turnpike System Series 2024-A 5.00%, 08/15/2038	8,100	8,945,971
Series 2024-C 5.00%, 08/15/2038	14,700	16,197,221
5.00%, 08/15/2041	3,500	3,781,135
5.00%, 08/15/2042	1,850	1,990,056
City of Abilene TX (Pre-refunded – US Treasuries) Series 2015 5.00%, 02/15/2032	1,330	1,336,022
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(a)	183,265	12,562,779
6.00%, 12/01/2062	20,940	20,499,887
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(a)	10,025	9,643,583
6.25%, 12/01/2054(a)	4,070	3,706,103
City of Dallas TX Series 2020-A 5.00%, 02/15/2025	7,125	7,155,837
Series 2021 5.00%, 02/15/2025	5,000	5,021,930
City of Fort Worth TX Series 2020 5.00%, 03/01/2025	7,630	7,670,774

98 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Houston TX Series 2021-B 2.047%, 03/01/2033	$2,495	$2,048,928
2.147%, 03/01/2034	7,405	5,970,884
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030	1,965	1,967,313
City of Houston TX Airport System Revenue AGM Series 2023 5.25%, 07/01/2042	5,000	5,409,708
5.25%, 07/01/2043	5,000	5,389,713
5.25%, 07/01/2048	5,000	5,330,800
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	16,960	16,965,236
Series 2015-B 5.00%, 07/15/2030	1,960	1,969,751
5.00%, 07/15/2035	1,000	1,002,725
Series 2018 5.00%, 07/15/2028	22,875	23,557,469
Series 2020 5.00%, 07/01/2027	1,750	1,788,030
5.00%, 07/15/2027	2,500	2,555,225
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	5,000	5,226,651
Series 2024-A 5.25%, 02/01/2049	10,000	10,956,996
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 5.50%, 06/15/2033(a)	1,000	1,025,412
6.00%, 06/15/2043(a)	3,365	3,427,162
6.00%, 06/15/2048(a)	4,125	4,153,744
6.25%, 06/15/2053(a)	5,000	5,075,237
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050	1,525	1,361,928
County of Denton TX Series 2024 4.00%, 07/15/2044	1,000	980,190

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Harris TX Toll Road Revenue Series 2024-A 4.00%, 08/15/2054	$5,500	$5,196,462
County of Williamson TX (Pre-refunded – US Treasuries) Series 2015 5.00%, 02/15/2038	2,400	2,410,170
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)	1,650	1,650,081
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	2,000	1,800,091
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	24,195	24,337,317
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2042	2,000	824,610
Zero Coupon, 12/01/2051	11,540	2,858,234
Zero Coupon, 12/01/2054	3,340	700,499
Zero Coupon, 12/01/2056	17,105	3,213,451
Series 2022-B Zero Coupon, 12/01/2042	1,395	548,422
Zero Coupon, 12/01/2043	2,000	743,870
Zero Coupon, 12/01/2044	5,640	1,976,698
Zero Coupon, 12/01/2055	2,895	515,392
Zero Coupon, 12/01/2056	5,000	839,442
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	8,505	8,547,906
Mansfield Independent School District (Pre-refunded – US Govt Agencies) Series 2015 5.00%, 02/15/2045	13,000	13,060,371
McKinney Independent School District Series 2024 5.00%, 02/15/2025	10,000	10,048,217
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	25,610	25,615,291

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	$4,490	$4,577,123
6.00%, 07/15/2057	10,300	10,614,807
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2023 0.00%, 12/31/2030	1,388	872,422
7.25%, 12/31/2030	7,820	7,779,571
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(d)(f)(g)	210	76,388
7.50%, 11/15/2036(d)(f)	50	42,454
7.50%, 11/15/2037(d)(f)	10	8,210
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	22,190	22,261,598
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	10,200	7,661,142
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040	790	711,326
5.00%, 01/01/2055	3,010	2,426,364
Series 2022 4.00%, 01/01/2047	4,575	3,296,919
4.25%, 01/01/2057	1,380	957,795
5.00%, 01/01/2057	2,950	2,359,598
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	500	496,477

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	$10,000	$8,743,477
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	4,940	4,978,002
North Texas Tollway Authority (North Texas Tollway System) Series 2017-B 5.00%, 01/01/2033	1,400	1,447,970
5.00%, 01/01/2043	6,000	6,117,371
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 5.00%, 01/01/2039(a)	3,470	3,569,768
5.125%, 01/01/2044(a)	4,175	4,287,860
5.25%, 01/01/2054(a)	2,900	2,983,353
10.00%, 07/01/2026(a)	4,000	4,092,047
Port of Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 2.125%, 01/01/2028(a)	540	506,872
2.25%, 01/01/2029(a)	800	737,633
2.50%, 01/01/2030(a)	905	825,768
2.625%, 01/01/2031(a)	500	450,924
Red River Health Facilities Development Corp. (Pre-refunded – US Treasuries) Series 2014-A 7.75%, 11/15/2044	1,315	1,316,939
Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2045(d)(f)(k)(m)	2,896	– 0	–
5.25%, 11/15/2047(d)(f)(k)(m)	894	– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc./The Obligated Group) Series 2024 5.00%, 10/01/2044	1,175	1,257,550
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) 5.00%, 11/15/2030(d)(f)(k)(m)	3,273	– 0	–

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d)(f)	$6,485	$4,085,585
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	4,710	4,969,033
5.00%, 12/15/2031	4,775	5,081,528
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,660	1,787,679
Series 2023-B 5.50%, 01/01/2054	46,605	52,152,687
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	4,955	5,091,743
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 4.00%, 12/31/2037	4,000	3,945,110
5.00%, 12/31/2031	5,000	5,329,655
Series 2023 5.50%, 12/31/2058	42,420	45,512,079
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058	56,150	56,914,982
Texas State University System Series 2017-A 5.00%, 03/15/2025	3,910	3,934,931
Texas Transportation Commission State Highway 249 System Series 2019 5.00%, 08/01/2057	56,130	57,094,302

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Uptown Development Authority (City of Houston TX Reinvestment Zone No. 16) Series 2017-A 5.00%, 09/01/2035	$1,015	$1,022,391

		761,592,301

Utah – 0.5%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(a)	10,200	10,448,642
Grapevine Wash Local District Series 2024-A 6.00%, 03/01/2055(a)	13,000	12,510,462
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	12,300	11,916,702
MIDA Mountain Veterans Program Public Infrastructure District Series 2024 5.00%, 06/01/2044(a)	1,000	994,105
5.20%, 06/01/2054(a)	3,625	3,631,598
Military Installation Development Authority (Military Installation Development Authority Military Recreation Assessment Area) Series 2021-A 4.00%, 06/01/2052	5,000	4,172,360
Utah Infrastructure Agency Series 2022 5.00%, 10/15/2032	1,000	1,056,105
5.00%, 10/15/2037	1,410	1,467,317
5.00%, 10/15/2046	3,250	3,292,936
Series 2023 5.625%, 10/15/2038	1,000	1,102,684
6.00%, 10/15/2047	2,765	3,037,433
Series 2024 5.00%, 10/15/2028	490	511,855
5.00%, 10/15/2029	515	542,245
5.00%, 10/15/2030	540	570,682
5.00%, 10/15/2031	570	604,611
5.00%, 10/15/2032	595	633,293
5.00%, 10/15/2033	625	666,777
5.00%, 10/15/2034	660	704,452

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 10/15/2036	$535	$579,700
5.25%, 10/15/2039	500	535,657
5.50%, 10/15/2044	1,050	1,125,775
5.50%, 10/15/2048	1,280	1,353,849
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	6,443	6,472,807

		67,932,047

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2018 4.625%, 04/01/2036(a)	1,100	1,127,386
Series 2022 5.00%, 06/01/2052(a)	3,750	3,847,413
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.25%, 10/01/2052(a)	3,000	2,588,253
5.50%, 10/01/2043(a)	2,500	2,350,451

		9,913,503

Virginia – 2.4%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)	19,060	18,113,730
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(a)	1,000	1,002,355
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	10,065	10,008,454
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	2,000	2,101,332

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2052	$4,500	$4,690,503
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2024 5.25%, 12/01/2027	1,900	1,902,181
Series 2024-A 6.875%, 12/01/2058	2,100	2,319,385
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	7,490	7,081,970
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	16,002	14,620,731
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	3,000	3,108,430
7.00%, 09/01/2053	3,665	4,190,710
7.00%, 09/01/2059	7,050	8,010,551
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2022 5.00%, 02/01/2025	11,000	11,041,501
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	1,500	1,312,283
5.25%, 07/01/2035(a)	1,200	1,170,272
Series 2015-A 5.00%, 07/01/2035(a)	1,500	1,432,976
5.00%, 07/01/2045(a)	1,610	1,408,517
Virginia College Building Authority (Regent University) Series 2021 4.00%, 06/01/2036	1,700	1,633,915
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-A 5.00%, 02/01/2025	16,695	16,757,987
Virginia Small Business Financing Authority Series 2024-A 4.50%, 12/01/2044(i)	3,450	3,387,709

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2034(i)	$5,000	$5,361,711
5.00%, 12/01/2039(i)	3,000	3,158,744
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038	4,250	4,450,318
4.00%, 01/01/2040	3,000	2,866,594
4.00%, 07/01/2040	500	477,255
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2022 5.00%, 10/01/2040	10,000	10,854,505
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047	28,825	29,959,402
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2030	3,070	3,090,851
4.00%, 01/01/2031	2,650	2,658,082
4.00%, 01/01/2033	7,500	7,481,659
4.00%, 01/01/2034	3,500	3,475,924
4.00%, 01/01/2037	10,000	9,781,494
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2056	55,235	55,820,955
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	18,500	16,149,181
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)	13,290	13,264,661
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042(e)	24,285	22,654,709
9.245% (SOFR + 5.50%), 06/01/2029(c)(e)	20,870	19,663,612

		326,465,149

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington – 1.7%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	$11,000	$12,801,965
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2049	3,000	3,355,128
6.875%, 12/01/2053	1,155	1,285,418
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2030	2,235	2,244,976
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2048	9,000	9,158,767
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033	5,035	5,037,273
Series 2021 5.00%, 08/01/2046	12,550	12,950,430
State of Washington Series 2024-R 5.00%, 07/01/2025	19,000	19,225,977
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2037	2,000	2,098,314
5.00%, 08/01/2039	5,970	6,229,411
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 4.00%, 09/01/2045	2,045	1,900,739
5.00%, 09/01/2039	1,655	1,759,669
5.00%, 09/01/2045	2,070	2,154,639
5.00%, 09/01/2050	2,000	2,066,456
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017 4.00%, 07/01/2042	3,500	3,208,323

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 07/01/2035	$2,350	$2,397,313
5.00%, 07/01/2036	2,965	3,020,475
Series 2017-B 5.00%, 07/01/2034	1,855	1,895,243
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2033	6,710	6,885,031
5.00%, 08/15/2035	5,750	5,875,939
5.00%, 08/15/2037	3,565	3,634,434
Washington State Convention Center Public Facilities District Series 2021 4.00%, 07/01/2043	8,070	7,655,499
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2031	11,045	11,145,715
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	18,622	17,520,360
Series 2021-1, Class X 0.726%, 12/20/2035(j)	14,230	598,884
Series 2023-1, Class A 3.375%, 04/20/2037	22,322	20,134,442
Series 2023-1, Class X 1.449%, 04/20/2037(j)	68,826	7,159,303
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.00%, 01/01/2028(a)	845	831,255
5.25%, 01/01/2043(a)	2,870	2,613,169
Series 2015 6.00%, 01/01/2045(a)	2,920	2,843,509
Series 2016 4.00%, 01/01/2026(a)	1,855	1,842,473
5.00%, 01/01/2031(a)	5,305	5,338,949
5.00%, 01/01/2036(a)	1,075	1,075,759
5.00%, 01/01/2046(a)	1,140	1,069,279

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2019-A 5.00%, 01/01/2044(a)	$1,330	$1,263,969
5.00%, 01/01/2049(a)	3,305	3,048,367
5.00%, 01/01/2055(a)	11,670	10,515,939
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.625%, 07/01/2038(a)	1,215	1,325,192
6.125%, 07/01/2053(a)	5,805	6,324,748
6.25%, 07/01/2059(a)	9,845	10,751,526
6.375%, 07/01/2063(a)	4,250	4,647,356
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(a)	2,000	1,891,390
5.00%, 01/01/2056(a)	2,500	2,325,315

		231,108,318

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	1,000	780,331
Monongalia County Commission Excise Tax District Series 2023 7.00%, 06/01/2043(a)	2,475	2,625,773
8.00%, 06/01/2053(a)(g)	13,590	2,980,396
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	6,980	6,710,656
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	6,250	6,199,973
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	3,835	3,836,678

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(a)	$31,250	$32,241,556

		55,375,363

Wisconsin – 4.2%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	8,850	8,133,100
State of Wisconsin Series 2025-1 5.00%, 05/01/2034(i)	2,625	2,992,391
5.00%, 05/01/2035(i)	1,875	2,152,020
5.00%, 05/01/2036(i)	1,230	1,406,120
Series 2025-2 5.00%, 05/01/2026(i)	2,615	2,675,024
5.00%, 05/01/2027(i)	5,000	5,231,744
5.00%, 05/01/2028(i)	3,000	3,200,100
5.00%, 05/01/2029(i)	5,000	5,425,044
5.00%, 05/01/2038(i)	1,700	1,928,995
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	6,995	7,049,512
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration, Inc.) Series 2024 5.00%, 08/01/2027(a)	10,200	10,415,045
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) Series 2024 5.50%, 02/15/2054	10,000	10,798,416
AGM Series 2020 3.00%, 02/15/2038	1,035	899,945
5.00%, 02/15/2031	2,000	2,138,082
BAM Series 2024 4.50%, 02/15/2054	2,000	1,925,685
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2037	1,550	1,486,219

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.00%, 01/01/2057	$9,815	$8,011,447
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2039	950	954,210
5.00%, 11/01/2046	870	837,537
5.00%, 11/01/2054	3,295	3,068,428
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(a)	2,510	2,254,723
Series 2022-A 3.875%, 12/01/2039(a)	11,525	10,300,391
Wisconsin Public Finance Authority Series 2024 Zero Coupon, 12/15/2034(a)	9,962	5,451,063
5.50%, 12/15/2038(a)	14,700	14,714,481
5.50%, 07/01/2044	2,600	2,759,716
5.75%, 07/01/2049	4,000	4,271,393
5.75%, 07/01/2054	2,000	2,129,345
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(a)	1,340	1,178,170
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	3,335	3,287,725
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045	1,500	1,414,024
5.00%, 01/01/2038	550	574,953
5.00%, 01/01/2039	700	728,420
5.00%, 01/01/2040	500	518,570
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2045	2,030	2,071,608
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)	57,000	51,564,543

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	$1,000	$1,011,550
Series 2016-C 4.30%, 11/01/2030	2,060	2,064,595
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	17,600	17,851,569
5.00%, 02/01/2062	14,890	15,023,474
5.50%, 02/01/2042(a)	5,950	6,178,676
5.75%, 02/01/2052(a)	16,500	17,148,527
6.00%, 02/01/2062(a)	20,960	22,153,611
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(a)	14,895	15,478,240
8.125%, 07/01/2058(a)	14,900	15,485,439
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	18,100	18,067,239
6.625%, 02/01/2046(a)	12,500	11,477,232
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,500	1,496,328
5.00%, 05/01/2047	2,750	2,671,066
Wisconsin Public Finance Authority (KDC Agribusiness LLC) 12.00%, 09/14/2023(f)(k)(l)(m)	9,807	– 0	–
Series 2022 15.00%, 04/30/2023(e)(f)(k)(l)(m)	21,900	– 0	–
Series 2023 15.00%, 04/30/2023(e)(f)(k)(l)(m)	4,895	49
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	12,280	7,878,492
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 6.625%, 12/01/2032(a)	1,040	1,045,476
7.25%, 12/01/2042(a)	7,775	7,896,129
7.50%, 12/01/2052(a)	5,400	5,532,975

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(a)	$13,735	$10,977,126
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052(a)(b)	10,000	10,475,963
Wisconsin Public Finance Authority (National Senior Communities, Inc. Obligated Group) Series 2022 4.00%, 01/01/2047	1,400	1,248,239
4.00%, 01/01/2052	2,350	2,027,363
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	8,000	5,686,089
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.25%, 03/01/2035(a)	1,550	1,554,692
5.50%, 03/01/2045(a)	3,510	3,517,730
Wisconsin Public Finance Authority (Pre-refunded – US Treasuries) Series 2014-A 5.75%, 11/15/2044(a)	1,000	1,000,652
Series 2020 5.00%, 04/01/2030(a)	25	26,650
5.00%, 04/01/2040(a)	80	87,939
5.00%, 04/01/2050(a)	335	368,246
Series 2022 4.00%, 04/01/2032(a)	15	15,553
4.00%, 04/01/2052(a)	40	42,548
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	15,500	17,232,185
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	12,000	12,313,879
5.25%, 03/01/2047	5,100	5,168,276

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	$19,400	$21,952,138
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2030(a)	475	491,358
5.00%, 04/01/2040(a)	1,320	1,359,925
5.00%, 04/01/2050(a)	6,150	6,209,209
Series 2022 4.00%, 04/01/2052(a)	2,615	2,288,705
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	29,090	23,476,398
Series 2022 4.00%, 06/01/2049(a)	3,880	3,266,934
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(a)	545	545,252
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	8,000	8,003,858
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	12,500	12,812,409
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046	8,000	6,405,318
4.00%, 02/01/2051	11,500	8,853,740
Wisconsin Public Finance Authority (Triad Math & Science Academy Co.) Series 2021 4.00%, 06/15/2051	6,415	5,628,612
4.00%, 06/15/2061	1,035	869,834
Series 2022 5.00%, 06/15/2042	1,140	1,168,850
5.25%, 06/15/2052	1,610	1,653,083
5.375%, 06/15/2057	2,320	2,390,213

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.50%, 06/15/2050	$650	$677,199
5.50%, 06/15/2062	4,025	4,162,445
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2034(a)	15,970	16,388,955
5.00%, 10/01/2039(a)	5,035	5,102,851
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 4.00%, 07/01/2046	1,100	902,455
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2052(a)	4,315	4,238,642
5.00%, 06/15/2057(a)	6,105	5,941,868
5.00%, 06/15/2062(a)	8,090	7,797,621
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2031(a)	2,450	2,362,703
4.00%, 12/01/2041(a)	2,405	2,173,454
4.00%, 12/01/2051(a)	4,210	3,577,779
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)	4,915	4,793,396

		589,647,190

Total Long-Term Municipal Bonds (cost $14,638,299,730)		14,345,309,175

Short-Term Municipal Notes – 0.1%
Florida – 0.1%
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(a)	2,780	3,055,549
Series 2023-B 6.45%, 05/01/2027(a)	7,665	7,864,149

Total Short-Term Municipal Notes (cost $10,445,000)		10,919,698

Total Municipal Obligations (cost $14,648,744,730)		14,356,228,873

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.2%
City of Fort Wayne IN 10.75%, 12/01/2029(d)(f)	$1,243	$124
New Hampshire Business Finance Authority Series 2024-2, Class A 3.625%, 08/20/2039	7,880	7,363,436
Series 2024-3 4.03%, 10/20/2041	19,159	18,395,369

		25,758,929

Non-Agency Floating Rate CMBS – 0.1%
New Hampshire Business Finance Authority Series 2024-1, Class X 0.49%, 07/01/2051(j)	17,635	679,434
Series 2024-2, Class X 0.51%, 08/20/2039(j)	39,900	1,653,907
Washington State Housing Finance Commission Series 2024-2 4.084%, 03/20/2040	11,095	10,686,815

		13,020,156

Total Commercial Mortgage-Backed Securities (cost $40,144,654)		38,779,085

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
Commonwealth of Puerto Rico Series 2022-A 0.00%, 11/01/2051	36,000	9,581,875
County of Montgomery OH Series 2018 6.00%, 04/01/2038(d)(e)(f)	1,607	112,468
Series 2018-A 6.25%, 04/01/2049(d)(e)(f)	8,118	568,244
Highlands County Health Facilities Authority Series 2018 6.00%, 04/01/2038(d)(f)	1,229	86,038
6.25%, 04/01/2049(d)(f)	1,462	102,346
HTA HRRB Custodial Trust 5.25%, 07/01/2036	346	349,441
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	678	680,676
5.25%, 07/01/2041	7,065	6,825,441

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2018-A 6.25%, 04/01/2049(d)(e)(f)	$4,049	$283,419

Total Asset-Backed Securities (cost $27,495,335)		18,589,948

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 06/30/2025(m) (cost $4,990,000)	4,990	4,990,000

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(f)(k)(m) (cost $5,885,280)	324,846	945,302

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.72%(n)(o)(p) (cost $3,246,238)	3,246,238	3,246,238

Total Investments – 104.0% (cost $14,730,506,237)		14,422,779,446
Other assets less liabilities – (4.0)%		(557,070,340)

Net Assets – 100.0%		$13,865,709,106

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PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	$42,265,754	$	– 0	–	$42,265,754
USD	53,630	01/15/2028	0.735%	CPI#	Maturity	12,321,260		– 0	–	12,321,260
USD	265,880	01/15/2029	CPI#	3.390%	Maturity	(7,309,259)		– 0	–	(7,309,259)
USD	190,780	01/15/2029	CPI#	3.735%	Maturity	492,487		– 0	–	492,487
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(2,574,813)		– 0	–	(2,574,813)
USD	742,122	10/15/2029	2.516%	CPI#	Maturity	(571,701)		– 0	–	(571,701)
USD	741,440	10/15/2029	2.451%	CPI#	Maturity	1,625,978		– 0	–	1,625,978
USD	741,438	10/15/2029	2.499%	CPI#	Maturity	6,221		– 0	–	6,221
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	12,169,351		– 0	–	12,169,351
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	12,073,582		– 0	–	12,073,582
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	6,682,981		– 0	–	6,682,981
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	6,983,271		– 0	–	6,983,271
USD	76,750	01/15/2031	2.989%	CPI#	Maturity	3,893,669		– 0	–	3,893,669
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(2,749,024)		– 0	–	(2,749,024)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(2,587,968)		– 0	–	(2,587,968)

						$82,721,789	$	– 0	–	$82,721,789

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value		Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	275,000	01/15/2027	1 Day SOFR	3.947%	Annual	$(2,761,471)		$	– 0	–	$(2,761,471)
USD	290,400	07/31/2029	1 Day SOFR	4.461%	Annual	7,794,722			– 0	–	7,794,722
USD	258,455	10/15/2029	1 Day SOFR	3.814%	Annual	309,384			– 0	–	309,384
USD	258,023	10/15/2029	1 Day SOFR	3.761%	Annual	(336,270)			– 0	–	(336,270)
USD	258,022	10/15/2029	1 Day SOFR	3.740%	Annual	(569,109)			– 0	–	(569,109)
USD	126,000	07/31/2031	1 Day SOFR	3.877%	Annual	322,042			– 0	–	322,042
USD	578,060	09/15/2031	1 Day SOFR	3.786%	Annual	391,484			– 0	–	391,484
USD	115,700	09/15/2031	1 Day SOFR	3.768%	Annual	– 0	–		– 0	–	– 0	–
USD	90,000	09/15/2031	1 Day SOFR	3.262%	Annual	(2,906,439)			– 0	–	(2,906,439)
USD	250,000	08/15/2033	1 Day SOFR	3.477%	Annual	(5,822,718)			– 0	–	(5,822,718)
USD	500,000	11/15/2033	1 Day SOFR	4.180%	Annual	13,132,184			– 0	–	13,132,184
USD	450,000	11/15/2033	1 Day SOFR	4.114%	Annual	9,432,027			– 0	–	9,432,027
USD	345,100	08/15/2034	3.304%	1 Day SOFR	Annual	14,753,457			– 0	–	14,753,457
USD	300,000	08/15/2034	3.187%	1 Day SOFR	Annual	15,121,840			– 0	–	15,121,840
USD	250,000	08/15/2034	3.264%	1 Day SOFR	Annual	11,142,410			7,444		11,134,966
USD	130,000	08/15/2034	3.231%	1 Day SOFR	Annual	6,141,594			– 0	–	6,141,594

						$66,145,137			$7,444		$66,137,693

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PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note C)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	52,610	10/09/2029	1.125%	SIFMA*	Quarterly	$4,208,384	$	– 0	–	$4,208,384
JPMorgan Chase Bank, NA	USD	10,000	10/23/2025	MMD 30 Year^	4.100%	Maturity	(73,746)		– 0	–	(73,746)
JPMorgan Chase Bank, NA	USD	10,000	10/24/2025	MMD 30 Year^	4.230%	Maturity	301,569		– 0	–	301,569
Morgan Stanley Capital Services LLC	USD	10,000	08/29/2025	MMD 30 Year^	3.840%	Maturity	(724,291)		– 0	–	(724,291)

							$3,711,916	$	– 0	–	$3,711,916

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2024, the aggregate market value of these securities amounted to $3,353,705,076 or 24.2% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note H).

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2024.

(d)	Defaulted.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 2.04% of net assets as of October 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023 - 07/30/2024	$60,628,151	$56,877,064	0.41%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	05/16/2022	1,555,637	60,000	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 - 07/20/2022	35,639,422	1,358,000	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	07/21/2022	1,324,222	57,000	0.00%

120 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040	05/16/2019	$790,267	$79		0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	5,195,000	– 0	–	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	5,390,000	– 0	–	0.00%
County of Montgomery OH Series 2018 6.00%, 04/01/2038	09/15/2020	819,409	112,468		0.00%
County of Montgomery OH Series 2018-A 6.25%, 04/01/2049	08/29/2018 - 10/05/2020	4,912,943	568,244		0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	19,316,163	14,692,500		0.11%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2056	04/27/2023	696,866	701,977		0.03%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	11/14/2023	810,964	892,710		0.03%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	05/09/2023	882,672	893,901		0.03%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	04/17/2023 - 11/14/2023	1,433,213	1,506,561		0.03%

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PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	$16,210,000	$16,172,344	0.12%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/28/2019 - 06/09/2022	29,050,003	14,206,339	0.10%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.084%, 11/01/2046	06/24/2024	32,030,000	31,985,805	0.23%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2018-A 6.25%, 04/01/2049	08/29/2018	4,021,391	283,419	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	14,329,740	14,735,350	0.11%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	270,000	270,000	0.00%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023 - 07/30/2024	22,189,635	22,261,598	0.16%
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045	03/24/2021 - 03/30/2021	8,175,194	5,463,283	0.04%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	7,420,255	3,229,681	0.02%

122 | AB MUNICIPAL INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022 - 04/17/2023	$2,079,453	$370,500		0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021 - 07/20/2022	5,930,103	915,000		0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	7,844,598	1,360,500		0.01%
State of Nevada Department of Business & Industry Series 2018 6.95%, 02/15/2038	08/24/2018	1,702,635	6,981		0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042	06/08/2022 - 07/29/2024	24,194,301	22,654,709		0.16%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 9.245%, 06/01/2029	06/08/2022 - 07/29/2024	20,794,551	19,663,612		0.14%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	57,000,000	51,564,543		0.37%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	21,900,000	– 0	–	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	4,895,000	49		0.00%

(f)	Non-income producing security.

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2024.

(h)	Inverse floater security.

(i)	When-Issued or delayed delivery security.

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PORTFOLIO OF INVESTMENTS (continued)

(j)	IO – Interest Only.

(k)	Fair valued by the Adviser.

(l)	Defaulted matured security.

(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(n)	Affiliated investments.

(o)	The rate shown represents the 7-day yield as of period end.

(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of October 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MMD – Municipal Market Data

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

October 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $14,727,259,999)	$14,419,533,208
Affiliated issuers (cost $3,246,238)	3,246,238
Cash collateral due from broker	66,956,955
Interest receivable	202,790,542
Receivable for shares of beneficial interest sold	8,425,468
Unrealized appreciation on interest rate swaps	4,509,953
Receivable for investment securities sold	3,938,513
Affiliated dividends receivable	660,876
Receivable due from Adviser	28,294

Total assets	14,710,090,047

Liabilities
Due to custodian	812,817
Payable for floating rate notes issued*	490,290,000
Payable for investment securities purchased	287,234,796
Dividends payable	52,333,494
Payable for shares of beneficial interest redeemed	5,589,161
Cash collateral due to broker	3,950,000
Payable for variation margin on centrally cleared swaps	1,311,573
Unrealized depreciation on interest rate swaps	798,037
Accrued expenses and other liabilities	2,061,063

Total liabilities	844,380,941

Net Assets	$13,865,709,106

Composition of Net Assets
Shares of beneficial interest, at par	$12,316
Additional paid-in capital	14,083,895,691
Accumulated loss	(218,198,901)

Net Assets	$13,865,709,106

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 1,231,624,631 common shares outstanding)	$11.26

*	Represents short-term floating rate certificates issued by tender option bond trusts (see Note H).

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended October 31, 2024 (unaudited)

Investment Income
Interest	$310,778,941
Dividends—Affiliated issuers	3,327,516
Other income(a)	102,615	$314,209,072

Expenses
Interest and investment expense	10,602,717

Total expenses		10,602,717

Net investment income		303,606,355

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions		(7,725,958)
Swaps		(28,107,501)
Net change in unrealized appreciation (depreciation) of:
Investments		262,071,123
Swaps		171,276,924

Net gain on investment transactions		397,514,588

Net Increase in Net Assets from Operations		$701,120,943

(a)	Other income includes a reimbursement for investment in affiliated issuer (see Note B).

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$303,606,355	$488,694,256
Net realized loss on investment transactions	(35,833,459)	(27,640,584)
Net change in unrealized appreciation (depreciation) of investments	433,348,047	(146,682,869)

Net increase in net assets from operations	701,120,943	314,370,803
Distribution to Shareholders	(286,720,257)	(462,980,749)
Transactions in Shares of Beneficial Interest
Net increase	1,314,179,452	2,916,953,165

Total increase	1,728,580,138	2,768,343,219
Net Assets
Beginning of period	12,137,128,968	9,368,785,749

End of period	$13,865,709,106	$12,137,128,968

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

October 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering four separate portfolios: AB Corporate Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares and AB Impact Municipal Income Shares. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Municipal Income Shares (the “Fund”).

Shares of the Fund are offered exclusively to holders of accounts established under wrap fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Fund’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more

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than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those

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securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation

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of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$14,341,980,693		$3,328,482	(a)	$14,345,309,175
Short-Term Municipal Notes		– 0	–	10,919,698		– 0	–	10,919,698
Commercial Mortgage-Backed Securities		– 0	–	38,779,085		– 0	–	38,779,085
Asset-Backed Securities		– 0	–	18,589,948		– 0	–	18,589,948
Corporates – Non-Investment Grade		– 0	–	– 0	–	4,990,000		4,990,000
Preferred Stocks		– 0	–	– 0	–	945,302		945,302
Short-Term Investments		3,246,238		– 0	–	– 0	–	3,246,238

Total Investments in Securities		3,246,238		14,410,269,424		9,263,784	(a)	14,422,779,446

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Investments in Securities:	Level 1			Level 2	Level 3			Total
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	$	– 0	–	$98,514,554	$	– 0	–	$98,514,554	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	78,541,144		– 0	–	78,541,144	(c)
Interest Rate Swaps		– 0	–	4,509,953		– 0	–	4,509,953
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(15,792,765)		– 0	–	(15,792,765	)(c)
Centrally Cleared Interest Rate Swaps		– 0	–	(12,396,007)		– 0	–	(12,396,007	)(c)
Interest Rate Swaps		– 0	–	(798,037)		– 0	–	(798,037)

Total		$3,246,238		$14,562,848,266		$9,263,784	(a)	$14,575,358,288

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

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4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the advisory agreement, the Fund pays no advisory fee to the Adviser and the Adviser reimburses or pays for the Fund’s operating expenses. The Fund is an integral part of separately managed accounts in wrap fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of the separately managed account, including costs and expenses associated with the Fund, and a fee is paid by their investment adviser to the Adviser. In certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Fund’s Board. The advisory agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Fund for, office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

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The Fund has entered into a distribution agreement with AllianceBernstein Investments, Inc., the Fund’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Fund’s shares, which are sold at their net asset value without any sales charge. The Fund does not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Fund’s registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders. The Fund does not pay a fee for this service.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to reimburse the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended October 31, 2024, such reimbursement amounted to $102,615.

A summary of the Fund’s transactions in AB mutual funds for the six months ended October 31, 2024 is as follows:

Fund	Market Value 4/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$47,424	$1,760,763	$1,804,941	$3,246	$3,328

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NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended October 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$2,760,955,302		$717,568,047
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$472,522,398
Gross unrealized depreciation	(627,677,791)

Net unrealized depreciation	$(155,155,393)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk.

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This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial

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and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended October 31, 2024, the Fund held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended October 31, 2024, the Fund held inflation (CPI) swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce

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its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended October 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$177,048,254	*	Payable for variation margin on centrally cleared swaps	$28,188,772	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	4,509,953		Unrealized depreciation on interest rate swaps	798,037

Total		$181,558,207			$28,986,809

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

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This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(28,107,501)	$171,276,924

Total		$(28,107,501)	$171,276,924

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended October 31, 2024:

Interest Rate Swaps:
Average notional amount	$59,752,857
Centrally Cleared Interest Rate Swaps:
Average notional amount	$3,195,322,857
Centrally Cleared Inflation Swaps:
Average notional amount	$1,644,137,143

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of October 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$4,208,384	$	– 0	–	$(3,950,000)		$	– 0	–	$258,384
JPMorgan Chase Bank, NA	301,569		(73,746)		– 0	–		– 0	–	227,823

Total	$4,509,953		$(73,746)		$(3,950,000)		$	– 0	–	$486,207	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
JPMorgan Chase Bank, NA	$73,746	$(73,746)		$	– 0	–	$	– 0	–	$	– 0	–
Morgan Stanley Capital Services LLC	724,291	– 0	–		(640,000)			– 0	–		84,291

Total	$798,037	$(73,746)			$(640,000)		$	– 0	–		$84,291	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024

Shares sold	192,233,665	506,082,273	$2,166,418,619	$5,480,423,265

Shares redeemed	(75,835,552)	(239,169,160)	(852,239,167)	(2,563,470,100)

Net increase	116,398,113	266,913,113	$1,314,179,452	$2,916,953,165

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

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Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

Tax Risk—There is no guarantee that all of the Fund’s income will remain exempt from U.S. federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield. The U.S. federal income tax treatment of payments in respect of certain derivative contracts is unclear.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility

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NOTES TO FINANCIAL STATEMENTS (continued)

due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments, such as lower-rated securities, are or become difficult to purchase or sell, possibly preventing the Fund from selling such investments at an advantageous price. The Fund is subject to illiquid investments risk because the market for municipal securities is generally smaller than many other markets. Derivatives and securities involving substantial market and credit risk tend to involve greater illiquid investments risk than most other types of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended October 31, 2024.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2025 will be determined at the end of the current fiscal year.

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NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal years ended April 30, 2024 and April 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$31,837,803	$26,840,993

Total taxable distributions	31,837,803	26,840,993
Tax-exempt income	431,142,946	321,585,581

Total distributions paid	$462,980,749	$348,426,574

As of April 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$46,904,575
Accumulated capital and other losses	$(48,972,896	)(a)
Unrealized appreciation (depreciation)	(587,885,949	)(b)

Total accumulated earnings (deficit)	$(589,954,270	)(c)

(a)	As of April 30, 2024, the Fund had a net capital loss carryforward of $48,972,896.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of tender option bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of bond restructuring.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2024, the Fund had a net short-term capital loss carryforward of $24,945,460 which may be carried forward for an indefinite period.

NOTE H

Floating Rate Notes Issued in Connection with Securities Held

The Fund may engage in tender option bond (“TOB”) transactions in which the Fund transfers a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Fund buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with

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NOTES TO FINANCIAL STATEMENTS (continued)

U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Fund’s expense ratio. At October 31, 2024, the amount of the Fund’s Floating Rate Notes outstanding was $490,290,000 and the related interest rate was 3.06% to 5.03%. For the six months ended October 31, 2024, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were $487,044,158 and 4.26%, respectively.

The Fund may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the Fund’s portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Fund’s financial statements as a secured borrowing.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.88	$ 11.04	$ 11.36	$ 12.70	$ 10.80	$ 11.70

Income From Investment Operations

Net investment income(a)	.26	.50	.45	.43	.44	.44

Net realized and unrealized gain (loss) on investment transactions	.37	(.18)	(.30)	(1.35)	1.91	(.90)

Net increase (decrease) in net asset value from operations	.63	.32	.15	(.92)	2.35	(.46)

Less: Dividends

Dividends from net investment income	(.25)	(.48)	(.47)	(.42)	(.45)	(.44)

Net asset value, end of period	$ 11.26	$ 10.88	$ 11.04	$ 11.36	$ 12.70	$ 10.80

Total Return

Total investment return based on net asset value(b)	5.78%	2.99%+	1.44%+	(7.52)%	22.01%	(4.23)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,865,709	$12,137,129	$9,368,786	$7,305,688	$6,349,716	$4,685,911

Ratio to average net assets of:

Expenses(c)	.16%^	.22%	.21%	.07%	.07%	.01%

Net investment income	4.59%^	4.65%	4.10%	3.38%	3.62%	3.67%

Portfolio turnover rate	5%	17%	18%	6%	10%	12%

(a)	Based on average shares outstanding.

(b)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)	The expense ratios, excluding interest expense are .00%, .00%, .00%, .00%, .00% and .00%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Municipal Income Shares (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by the Adviser in which the Fund invests. The directors noted that the Adviser is compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the most recent period, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee

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sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

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NOTES

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AB MUNICIPAL INCOME SHARES

66 Hudson Boulevard East

New York, NY 10001

MIS-0152-1024

OCT 10.31.2024

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB TAXABLE MULTI-SECTOR INCOME SHARES

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 63.2%
Industrial – 39.0%
Basic – 4.6%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	$1,000	$922,490
Eastman Chemical Co. 3.80%, 03/15/2025	2,000	1,988,800
Ecolab, Inc. 3.25%, 12/01/2027	3,000	2,889,870
EIDP, Inc. 1.70%, 07/15/2025	1,265	1,238,207
Freeport-McMoRan, Inc. 4.125%, 03/01/2028	2,000	1,946,320
Newmont Corp. 2.80%, 10/01/2029	1,000	915,420
PPG Industries, Inc. 1.20%, 03/15/2026	2,000	1,904,920
Rohm & Haas Co. 7.85%, 07/15/2029	1,000	1,110,270
Sherwin-Williams Co. (The) 3.45%, 06/01/2027	1,000	970,600
Southern Copper Corp. 3.875%, 04/23/2025	1,000	987,500
Westlake Corp. 3.60%, 08/15/2026	3,000	2,936,460
WRKCo, Inc. 3.90%, 06/01/2028	1,000	964,680
4.00%, 03/15/2028	2,000	1,944,320

		20,719,857

Capital Goods – 4.4%
3M Co. 2.65%, 04/15/2025	2,000	1,979,300
Boeing Co. (The) 2.196%, 02/04/2026	2,000	1,926,440
3.25%, 03/01/2028	1,000	930,760
Caterpillar Financial Services Corp. 4.375%, 08/16/2029	1,000	990,720
Emerson Electric Co. 1.80%, 10/15/2027	2,000	1,852,660
Northrop Grumman Corp. 2.93%, 01/15/2025	2,000	1,990,740
Parker-Hannifin Corp. 4.25%, 09/15/2027	2,000	1,982,840
RTX Corp. 3.125%, 05/04/2027	2,000	1,927,920

abfunds.com	AB TAXABLE MULTI-SECTOR INCOME SHARES | 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Trane Technologies Financing Ltd. 3.55%, 11/01/2024	$2,000	$2,000,000
Waste Management, Inc. 3.15%, 11/15/2027	3,000	2,884,680
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	1,000	975,050

		19,441,110

Communications - Media – 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029	1,000	877,750
Discovery Communications LLC 3.95%, 03/20/2028	2,000	1,887,240
4.125%, 05/15/2029	1,000	930,480
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024	2,000	2,000,000
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	1,000	962,810

		6,658,280

Communications - Telecommunications – 1.6%
AT&T, Inc. 1.65%, 02/01/2028	1,000	908,630
T-Mobile USA, Inc. 2.625%, 04/15/2026	3,402	3,298,341
Verizon Communications, Inc. 4.125%, 03/16/2027	3,000	2,964,150

		7,171,121

Consumer Cyclical - Automotive – 1.6%
Ford Motor Credit Co., LLC 2.90%, 02/10/2029	1,000	892,410
4.95%, 05/28/2027	779	770,096
General Motors Financial Co., Inc. 4.30%, 04/06/2029	1,000	966,200
5.40%, 05/08/2027	1,000	1,011,800
6.145% (SOFR + 1.30%), 04/07/2025(a)	1,500	1,504,035
Toyota Motor Credit Corp. 3.65%, 01/08/2029	2,000	1,934,940

		7,079,481

Consumer Cyclical - Entertainment – 0.4%
YMCA of Greater New York 2.303%, 08/01/2026	1,765	1,667,219

Consumer Cyclical - Other – 1.3%
Las Vegas Sands Corp. 3.50%, 08/18/2026	1,000	971,780

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Marriott International, Inc./MD 3.75%, 03/15/2025	$1,075	$1,068,787
4.875%, 05/15/2029	2,000	2,001,780
Series R 3.125%, 06/15/2026	2,000	1,953,200

		5,995,547

Consumer Cyclical - Restaurants – 0.2%
McDonald’s Corp. 3.375%, 05/26/2025	1,000	992,140

Consumer Cyclical - Retailers – 2.0%
AutoZone, Inc. 3.25%, 04/15/2025	2,000	1,983,820
Dollar Tree, Inc. 4.00%, 05/15/2025	2,000	1,986,720
NIKE, Inc. 2.40%, 03/27/2025	2,250	2,228,962
Ross Stores, Inc. 0.875%, 04/15/2026	1,000	946,890
VF Corp. 2.40%, 04/23/2025	1,670	1,648,574

		8,794,966

Consumer Non-Cyclical – 5.8%
Altria Group, Inc. 4.80%, 02/14/2029	1,000	994,040
Amgen, Inc. 2.20%, 02/21/2027	3,000	2,848,110
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	3,000	2,893,230
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	2,275	2,182,794
Cencora, Inc. 3.25%, 03/01/2025	1,350	1,341,549
CVS Health Corp. 1.30%, 08/21/2027	2,000	1,811,340
General Mills, Inc. 3.20%, 02/10/2027	2,000	1,936,500
Gilead Sciences, Inc. 3.65%, 03/01/2026	1,000	987,290
Hershey Co. (The) 0.90%, 06/01/2025	1,300	1,271,608
Kraft Heinz Foods Co. 3.00%, 06/01/2026	1,000	973,480
Philip Morris International, Inc. 3.375%, 08/11/2025	2,000	1,982,520

abfunds.com	AB TAXABLE MULTI-SECTOR INCOME SHARES | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	$46	$44,923
Sysco Corp. 3.75%, 10/01/2025	2,500	2,480,075
Tyson Foods, Inc. 3.55%, 06/02/2027	1,000	970,460
4.35%, 03/01/2029	1,000	974,830
UPMC Series D-1 3.60%, 04/03/2025	2,250	2,234,363

		25,927,112

Energy – 5.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 2.061%, 12/15/2026	3,000	2,853,870
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	2,000	1,955,940
ConocoPhillips Co. 6.95%, 04/15/2029	2,000	2,190,720
Continental Resources, Inc./OK 4.375%, 01/15/2028	1,000	970,040
Diamondback Energy, Inc. 3.25%, 12/01/2026	2,000	1,941,640
5.20%, 04/18/2027	2,000	2,020,460
Energy Transfer LP 3.90%, 07/15/2026	2,000	1,971,180
Enterprise Products Operating LLC 3.125%, 07/31/2029	2,000	1,867,660
Exxon Mobil Corp. 2.992%, 03/19/2025	2,000	1,985,420
Marathon Oil Corp. 5.30%, 04/01/2029	1,000	1,016,910
MPLX LP 1.75%, 03/01/2026	2,000	1,920,440
ONEOK, Inc. 4.35%, 03/15/2029	2,000	1,948,360
Tennessee Gas Pipeline Co., LLC 2.90%, 03/01/2030(b)	2,000	1,788,820
Williams Cos., Inc. (The) 5.40%, 03/02/2026	1,000	1,006,610

		25,438,070

Services – 3.8%
Alibaba Group Holding Ltd. 3.60%, 11/28/2024	1,500	1,498,065
Amazon.com, Inc. 1.65%, 05/12/2028	3,000	2,731,260

4 | AB TAXABLE MULTI-SECTOR INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Booking Holdings, Inc. 3.65%, 03/15/2025	$1,000	$995,620
eBay, Inc. 1.90%, 03/11/2025	2,000	1,977,820
Expedia Group, Inc. 3.80%, 02/15/2028	3,000	2,904,480
Global Payments, Inc. 1.20%, 03/01/2026	2,000	1,907,860
Mastercard, Inc. 2.00%, 03/03/2025	2,250	2,229,705
Verisk Analytics, Inc. 4.00%, 06/15/2025	2,500	2,484,550

		16,729,360

Technology – 5.1%
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	3,000	2,860,290
Intel Corp. 2.60%, 05/19/2026	2,000	1,931,980
International Business Machines Corp. 1.70%, 05/15/2027	1,000	932,090
3.30%, 05/15/2026	2,000	1,962,120
3.50%, 05/15/2029	1,000	950,290
Jabil, Inc. 3.95%, 01/12/2028	2,000	1,938,020
Kyndryl Holdings, Inc. 2.70%, 10/15/2028	2,000	1,819,700
Microchip Technology, Inc. 4.25%, 09/01/2025	1,000	994,670
Oracle Corp. 2.50%, 04/01/2025	3,100	3,068,938
2.65%, 07/15/2026	1,000	967,240
QUALCOMM, Inc. 1.30%, 05/20/2028	3,000	2,685,450
VMware LLC 1.40%, 08/15/2026	3,000	2,828,100

		22,938,888

Transportation - Airlines – 0.4%
Southwest Airlines Co. 3.00%, 11/15/2026	2,000	1,927,420

Transportation - Services – 0.6%
Ryder System, Inc. 1.75%, 09/01/2026	3,000	2,839,560

		174,320,131

abfunds.com	AB TAXABLE MULTI-SECTOR INCOME SHARES | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 19.9%
Banking – 15.5%
Ally Financial, Inc. 6.992%, 06/13/2029	$2,000	$2,086,920
Banco Santander SA 3.80%, 02/23/2028	2,000	1,926,680
Bank of America Corp. 1.197%, 10/24/2026	1,000	964,650
1.319%, 06/19/2026	1,000	976,670
3.559%, 04/23/2027	1,000	981,940
3.97%, 03/05/2029	1,000	971,350
Series N 1.658%, 03/11/2027	2,000	1,914,920
Barclays PLC 4.972%, 05/16/2029	4,000	3,982,320
Capital One Financial Corp. 3.75%, 03/09/2027	2,000	1,954,180
3.80%, 01/31/2028	1,000	966,680
Citigroup, Inc. 1.122%, 01/28/2027	1,000	954,770
3.668%, 07/24/2028	2,000	1,937,980
3.98%, 03/20/2030	1,000	959,050
4.075%, 04/23/2029	1,000	972,760
Citizens Financial Group, Inc. 5.841%, 01/23/2030	1,000	1,021,670
Deutsche Bank AG/New York NY 2.311%, 11/16/2027	2,000	1,891,300
Discover Bank Series B 3.45%, 07/27/2026	3,385	3,299,021
Goldman Sachs Group, Inc. (The) 1.431%, 03/09/2027	2,000	1,909,580
4.387%, 06/15/2027	1,000	994,270
HSBC Holdings PLC 1.645%, 04/18/2026	2,210	2,174,728
4.041%, 03/13/2028	1,000	979,650
ING Groep NV 5.862% (SOFR + 1.01%), 04/01/2027(a)	1,350	1,355,603
JPMorgan Chase & Co. 1.578%, 04/22/2027	1,000	954,270
2.182%, 06/01/2028	4,500	4,214,430
3.54%, 05/01/2028	1,000	970,010
4.005%, 04/23/2029	1,000	972,320
4.203%, 07/23/2029	2,500	2,441,825
KeyCorp 2.25%, 04/06/2027	2,000	1,877,660

6 | AB TAXABLE MULTI-SECTOR INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

M&T Bank Corp. 7.413%, 10/30/2029	$2,000	$2,152,680
Mitsubishi UFJ Financial Group, Inc. 1.412%, 07/17/2025	2,300	2,246,203
Mizuho Financial Group, Inc. 1.554%, 07/09/2027	4,200	3,978,786
Morgan Stanley 0.985%, 12/10/2026	1,000	958,040
Series G 1.512%, 07/20/2027	6,000	5,677,500
Santander Holdings USA, Inc. 6.565%, 06/12/2029	1,000	1,037,380
Sumitomo Mitsui Financial Group, Inc. 3.04%, 07/16/2029	1,000	922,890
Synchrony Financial 5.15%, 03/19/2029	2,000	1,968,720
Wells Fargo & Co. 2.188%, 04/30/2026	2,850	2,809,216
3.196%, 06/17/2027	1,000	975,110

		69,333,732

Finance – 0.2%
Air Lease Corp. 2.30%, 02/01/2025	1,000	992,250

Insurance – 0.7%
Cigna Group (The) 3.40%, 03/01/2027	3,000	2,913,240

REITs – 3.5%
American Homes 4 Rent LP 4.90%, 02/15/2029	1,000	995,250
American Tower Corp. 1.50%, 01/31/2028	1,000	901,630
3.80%, 08/15/2029	1,000	951,620
Boston Properties LP 3.65%, 02/01/2026	1,000	981,230
Crown Castle, Inc. 1.05%, 07/15/2026	2,000	1,877,620
2.90%, 03/15/2027	2,000	1,914,060
EPR Properties 4.50%, 06/01/2027	1,000	980,310
Equinix, Inc. 1.80%, 07/15/2027	3,000	2,781,510
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026	3,000	3,001,170

abfunds.com	AB TAXABLE MULTI-SECTOR INCOME SHARES | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kite Realty Group Trust 4.00%, 03/15/2025	$1,000	$994,490

		15,378,890

		88,618,112

Utility – 4.3%
Electric – 4.0%
American Electric Power Co., Inc. 3.20%, 11/13/2027	2,000	1,915,560
Duke Energy Corp. 2.65%, 09/01/2026	3,000	2,895,270
Entergy Corp. 2.95%, 09/01/2026	1,000	968,640
Entergy Mississippi LLC 2.85%, 06/01/2028	2,000	1,878,200
National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	2,000	1,925,940
NextEra Energy Capital Holdings, Inc. 1.875%, 01/15/2027	1,000	940,630
Pacific Gas and Electric Co. 5.55%, 05/15/2029	1,000	1,018,370
PacifiCorp 5.10%, 02/15/2029	2,000	2,022,860
Pinnacle West Capital Corp. 1.30%, 06/15/2025	2,700	2,636,712
Public Service Electric and Gas Co. 3.20%, 05/15/2029	2,000	1,883,940

		18,086,122

Other Utility – 0.3%
American Water Capital Corp. 3.40%, 03/01/2025	1,135	1,128,644

		19,214,766

Total Corporates – Investment Grade (cost $282,317,531)		282,153,009

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 15.5%
United States – 15.5%
Antonio B Won Pat International Airport Authority Series 2021-A 2.499%, 10/01/2025	740	723,663
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,000	2,011,428

8 | AB TAXABLE MULTI-SECTOR INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.75%, 11/01/2024	$1,000	$1,000,000
California State Public Works Board (State of California Department of General Services Lease) Series 2024 4.917%, 04/01/2027	3,900	3,939,276
City & County of Denver CO Airport System Revenue Series 2020-C 1.115%, 11/15/2024	750	748,948
City of Detroit MI Series 2023-B 6.844%, 05/01/2028	1,245	1,269,692
City of New York NY Series 2021 0.982%, 08/01/2025	380	370,074
Series 2024-D 4.38%, 10/01/2029	2,350	2,335,264
City of San Antonio TX Series 2023 5.635%, 02/01/2026	3,000	3,005,707
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	792	776,213
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	1,000	962,005
Dallas Fort Worth International Airport Series 2023 4.738%, 11/01/2026	1,125	1,132,438
Empire State Development Corp. (Pre-refunded – US Treasuries) Series 2020-F 0.87%, 03/15/2025	1,400	1,380,202
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	1,000	944,935
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	4,645	4,267,250

abfunds.com	AB TAXABLE MULTI-SECTOR INCOME SHARES | 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Guam Government Waterworks Authority Series 2020-B 2.75%, 07/01/2030	$1,200	$1,070,885
Inland Empire Tobacco Securitization Corp. Series 2019 3.678%, 06/01/2038	580	540,481
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2023-ELL, Class A1 5.081%, 06/01/2031	2,578	2,603,660
Massachusetts Port Authority Series 2011-B 6.202%, 07/01/2031	3,345	3,480,466
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024-A 5.37%, 12/19/2024	3,000	3,000,713
Municipal Electric Authority of Georgia Series 2021 1.897%, 01/01/2027	385	363,454
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) NATL Series 1997-A 7.425%, 02/15/2029	3,000	3,193,111
Series 2023 4.927%, 03/01/2026	1,050	1,054,005
New Jersey Turnpike Authority Series 2021-B 0.897%, 01/01/2025	2,000	1,987,198
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2024-B 5.113%, 03/15/2025	1,000	999,843
Pennsylvania Turnpike Commission Series 2019 2.556%, 12/01/2025	760	744,037
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2024 4.655%, 10/01/2027	3,000	3,018,284
San Jose Evergreen Community College District Series 2012 5.887% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(a)	990	979,918

10 | AB TAXABLE MULTI-SECTOR INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.258%, 07/01/2025	$1,010	$985,531
State of California Series 2023 5.10%, 03/01/2029	2,000	2,050,423
State of Connecticut Series 2022-A 3.292%, 06/15/2025	1,000	992,249
State of Hawaii Series 2023-G 4.588%, 10/01/2026	2,000	2,008,018
State of Hawaii Airports System Revenue Series 2020-E 1.392%, 07/01/2025	1,000	979,934
State of Illinois Series 2023-A 5.254%, 05/01/2025	1,000	1,001,990
Series 2024-A 5.256%, 05/01/2026	5,000	5,030,636
Taxable Municipal Funding Trust Series 2024-B 5.15%, 06/30/2028(b)(c)	3,000	3,000,000
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.75%, 05/01/2028	2,000	2,033,736
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	3,455	3,321,678

Total Local Governments – US Municipal Bonds (cost $69,384,490)		69,307,345

GOVERNMENTS - TREASURIES – 8.3%
United States – 8.3%
U.S. Treasury Notes 4.00%, 01/15/2027	15,000	14,953,125
4.125%, 02/15/2027	22,000	21,986,250

Total Governments – Treasuries (cost $36,806,592)		36,939,375

abfunds.com	AB TAXABLE MULTI-SECTOR INCOME SHARES | 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 4.1%
Autos - Fixed Rate – 2.1%
Americredit Automobile Receivables Trust Series 2023-1, Class A2A 5.84%, 10/19/2026	$475	$475,894
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)	3,000	3,023,709
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026	500	491,804
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028	206	198,556
Series 2023-N1, Class A 6.36%, 04/12/2027(b)	315	315,942
Series 2023-P3, Class A2 6.09%, 11/10/2026(b)	241	241,866
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(b)	480	480,217
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(b)	63	62,785
LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(b)	454	454,330
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	1,891	1,919,833
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(b)	228	229,156
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(b)	2	2,196
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(b)	599	606,464
Westlake Automobile Receivables Trust Series 2023-2A, Class A2A 5.87%, 07/15/2026(b)	235	235,192
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027	708	709,505

		9,447,449

12 | AB TAXABLE MULTI-SECTOR INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Other ABS - Fixed Rate – 2.0%
Affirm Asset Securitization Trust Series 2024-X1, Class A 6.27%, 05/15/2029(b)	$689	$691,756
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)	1,531	1,542,593
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)	778	703,433
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)	645	647,913
Oklahoma Development Finance Authority Series 2022-ONG, Class A1 3.877%, 05/01/2037	1,474	1,424,759
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(b)	770	773,715
Series 2024-1, Class A 6.66%, 07/15/2031(b)	139	141,116
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035	1,854	1,881,595
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(b)	220	222,417
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(b)	938	941,435

		8,970,732

Total Asset-Backed Securities (cost $18,434,837)		18,418,181

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.8%
Risk Share Floating Rate – 3.8%
Connecticut Avenue Securities Trust Series 2023-R03, Class 2M1 7.357% (CME Term SOFR + 2.50%), 04/25/2043(a)(b)	765	778,079
Series 2023-R04, Class 1M1 7.157% (CME Term SOFR + 2.30%), 05/25/2043(a)(b)	1,510	1,543,100
Series 2023-R05, Class 1M1 6.757% (CME Term SOFR + 1.90%), 06/25/2043(a)(b)	1,913	1,933,354

abfunds.com	AB TAXABLE MULTI-SECTOR INCOME SHARES | 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-R06, Class 1M1 6.557% (CME Term SOFR + 1.70%), 07/25/2043(a)(b)	$649	$651,203
Series 2023-R07, Class 2M1 6.807% (CME Term SOFR + 1.95%), 09/25/2043(a)(b)	888	890,912
Series 2024-R03, Class 2M1 6.007% (CME Term SOFR + 1.15%), 03/25/2044(a)(b)	1,774	1,775,431
Series 2024-R04, Class 1M1 5.957% (CME Term SOFR + 1.10%), 05/25/2044(a)(b)	1,796	1,795,740
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.271% (CME Term SOFR + 3.41%), 10/25/2027(a)	3	2,953
Series 2023-DNA1, Class M1A 6.957% (CME Term SOFR + 2.10%), 03/25/2043(a)(b)	299	302,309
Series 2023-DNA2, Class M1A 6.957% (CME Term SOFR + 2.10%), 04/25/2043(a)(b)	1,212	1,233,136
Series 2023-HQA1, Class M1A 6.857% (CME Term SOFR + 2.00%), 05/25/2043(a)(b)	1,799	1,815,606
Series 2023-HQA2, Class M1A 6.857% (CME Term SOFR + 2.00%), 06/25/2043(a)(b)	1,163	1,168,842
Series 2024-HQA2, Class M1 6.057% (CME Term SOFR + 1.20%), 08/25/2044(a)(b)	2,843	2,845,605
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 11.721% (CME Term SOFR + 6.86%), 08/25/2028(a)	98	101,960
Series 2016-C02, Class 1M2 10.971% (CME Term SOFR + 6.11%), 09/25/2028(a)	70	71,615

		16,909,845

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class LD 1.75%, 01/15/2027	3	2,560

14 | AB TAXABLE MULTI-SECTOR INCOME SHARES	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 4459, Class CA 5.00%, 12/15/2034	$9	$8,799

		11,359

Total Collateralized Mortgage Obligations (cost $16,805,486)		16,921,204

AGENCIES – 2.2%
Agency Debentures – 2.2%
Federal Home Loan Banks 4.75%, 04/09/2027 (cost $9,459,638)	9,480	9,622,011

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Floating Rate CMBS – 0.3%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.851% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(a)(b)	1,000	999,568
Invitation Homes Trust Series 2018-SFR4, Class A 6.019% (CME Term SOFR 1 Month + 1.21%), 01/17/2038(a)(b)	291	291,297

		1,290,865

Non-Agency Fixed Rate CMBS – 0.0%
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)	16	15,473

Total Commercial Mortgage-Backed Securities (cost $1,306,882)		1,306,338

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Consumer Non-Cyclical – 0.1%
Newell Brands, Inc. 4.875%, 06/01/2025	183	183,000
5.70%, 04/01/2026(d)	459	460,097

Total Corporates – Non-Investment Grade (cost $656,219)		643,097

abfunds.com	AB TAXABLE MULTI-SECTOR INCOME SHARES | 15

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.72%(e)(f)(g) (cost $9,013,798)	9,013,798	$9,013,798

Total Investments – 99.5% (cost $444,185,473)		444,324,358
Other assets less liabilities – 0.5%		2,232,547

Net Assets – 100.0%		$446,556,905

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2024.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2024, the aggregate market value of these securities amounted to $36,064,543 or 8.1% of net assets.

(c)	Inverse floater security.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2024.

(e)	Affiliated investments.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)	The rate shown represents the 7-day yield as of period end.

Glossary:

ABS – Asset-Backed Securities

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

October 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $435,171,675)	$435,310,560
Affiliated issuers (cost $9,013,798)	9,013,798
Cash	5,038
Unaffiliated interest and dividends receivable	3,732,347
Receivable for shares of beneficial interest sold	179,955
Receivable for investment securities sold	155,390
Affiliated dividends receivable	40,111
Receivable due from Adviser	1,695

Total assets	448,438,894

Liabilities
Dividends payable	1,680,577
Payable for shares of beneficial interest redeemed	201,412

Total liabilities	1,881,989

Net Assets	$446,556,905

Composition of Net Assets
Shares of beneficial interest, at par	$456
Additional paid-in capital	449,596,315
Accumulated loss	(3,039,866)

Net Assets	$446,556,905

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 45,636,136 common shares outstanding)	$9.79

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended October 31, 2024 (unaudited)

Investment Income
Interest	$9,242,694
Dividends—Affiliated issuers	286,889
Other income(a)	8,070

Total investment income		$9,537,653

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Investment transactions		521,619
Swaps		403,964
Net change in unrealized appreciation of:
Investments		5,262,224
Swaps		191,736

Net gain on investment transactions		6,379,543

Net Increase in Net Assets from Operations		$15,917,196

(a)	Other income includes a reimbursement for investment in affiliated issuer (see Note B).

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$9,537,653	$15,552,576
Net realized gain (loss) on investment transactions	925,583	(3,129,107)
Net change in unrealized appreciation of investments	5,453,960	3,856,189

Net increase in net assets from operations	15,917,196	16,279,658
Distribution to Shareholders	(9,444,184)	(14,094,957)
Transactions in Shares of Beneficial Interest
Net increase	38,739,416	27,296,366

Total increase	45,212,428	29,481,067
Net Assets
Beginning of period	401,344,477	371,863,410

End of period	$446,556,905	$401,344,477

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

October 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering four separate portfolios: AB Corporate Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares and AB Impact Municipal Income Shares. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Taxable Multi-Sector Income Shares (the “Fund”).

Shares of the Fund are offered exclusively to holders of accounts established under wrap fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Fund’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more

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NOTES TO FINANCIAL STATEMENTS (continued)

than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To

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NOTES TO FINANCIAL STATEMENTS (continued)

account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation

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NOTES TO FINANCIAL STATEMENTS (continued)

of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates—Investment Grade	$	– 0	–	$282,153,009		$	– 0	–	$282,153,009
Local Governments—US Municipal Bonds		– 0	–	69,307,345			– 0	–	69,307,345
Governments—Treasuries		– 0	–	36,939,375			– 0	–	36,939,375
Asset-Backed Securities		– 0	–	18,418,181			– 0	–	18,418,181
Collateralized Mortgage Obligations		– 0	–	16,921,204			– 0	–	16,921,204
Agencies		– 0	–	9,622,011			– 0	–	9,622,011
Commercial Mortgage-Backed Securities		– 0	–	1,306,338			– 0	–	1,306,338
Corporates—Non-Investment Grade		– 0	–	643,097			– 0	–	643,097
Short-Term Investments		9,013,798		– 0	–		– 0	–	9,013,798

Total Investments in Securities		9,013,798		435,310,560			– 0	–	444,324,358
Other Financial Instruments(a)		– 0	–	– 0	–		– 0	–	– 0	–

Total		$9,013,798		$435,310,560		$	– 0	–	$444,324,358

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other

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NOTES TO FINANCIAL STATEMENTS (continued)

financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Fund pays no advisory fee to the Adviser and the Adviser reimburses or pays for the Fund’s operating expenses. The Fund is an integral part of separately managed accounts in wrap fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of the separately managed account, including costs and expenses associated with the Fund, and a fee is paid by their investment adviser to the Adviser. In certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Fund’s Board. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Fund for, office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

The Fund has entered into a distribution agreement with AllianceBernstein Investments, Inc., the Fund’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Fund’s shares, which are sold at their net asset value without any sales charge. The Fund does not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Fund’s registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders. The Fund does not pay a fee for this service.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to reimburse its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government

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NOTES TO FINANCIAL STATEMENTS (continued)

Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended October 31, 2024, such reimbursement amounted to $8,070.

A summary of the Fund’s transactions in AB mutual funds for the six months ended October 31, 2024 is as follows:

Fund	Market Value 4/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,378	$119,210	$114,574	$9,014	$287

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended October 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$153,468,279	$85,607,302
U.S. government securities	5,080,353	27,431,032

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$2,286,407
Gross unrealized depreciation	(2,147,522)

Net unrealized appreciation	$138,885

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as

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NOTES TO FINANCIAL STATEMENTS (continued)

described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

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NOTES TO FINANCIAL STATEMENTS (continued)

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended October 31, 2024, the Fund held interest rate swaps for non-hedging purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and

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NOTES TO FINANCIAL STATEMENTS (continued)

greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended October 31, 2024, the Fund held credit default swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended October 31, 2024, the Fund had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$299,279	$184,892

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	104,685	6,844

Total		$403,964	$191,736

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended October 31, 2024:

Centrally Cleared Interest Rate Swaps:
Average notional amount	$55,500,000	(a)
Credit Default Swaps:
Average notional amount of sale contracts	$657,745	(b)
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$18,070,000	(c)

(a)	Positions were open for four months during the period.

(b)	Positions were open for three months during the period.

(c)	Positions were open for five months during the period.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024

Shares sold	7,410,532	13,234,899	$72,373,363	$127,071,284

Shares redeemed	(3,448,901)	(10,404,638)	(33,633,947)	(99,774,918)

Net increase	3,961,631	2,830,261	$38,739,416	$27,296,366

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply

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NOTES TO FINANCIAL STATEMENTS (continued)

because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may

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NOTES TO FINANCIAL STATEMENTS (continued)

fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

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NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”)

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NOTES TO FINANCIAL STATEMENTS (continued)

intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended October 31, 2024.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2025 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended April 30, 2024 and April 30, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$14,094,957		$7,510,630
Net long-term capital gains	– 0	–	487,295

Total taxable distributions paid	$14,094,957		$7,997,925

As of April 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,457,139
Accumulated capital and other losses	(4,218,470	)(a)
Unrealized appreciation (depreciation)	(5,313,019	)(b)

Total accumulated earnings (deficit)	$(8,074,350	)(c)

(a)	As of April 30, 2024, the Fund had a net capital loss carryforward of $4,218,470.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of callable bonds and the tax treatment of swaps.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2024, the Fund had a net short-term capital loss carryforward of $3,479,902 and a net long-term capital loss carryforward of $738,568, which may be carried forward for an indefinite period.

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is

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NOTES TO FINANCIAL STATEMENTS (continued)

an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.63	$ 9.57	$ 9.59	$ 10.04	$ 9.89	$ 9.82

Income From Investment Operations

Net investment income(a)	.22	.39	.23	.10	.14	.24

Net realized and unrealized gain (loss) on investment transactions	.16	.03	(.02)	(.39)	.16	.09

Net increase (decrease) in net asset value from operations	.38	.42	.21	(.29)	.30	.33

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.36)	(.22)	(.12)	(.15)	(.26)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.01)	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.36)	(.23)	(.16)	(.15)	(.26)

Net asset value, end of period	$ 9.79	$ 9.63	$ 9.57	$ 9.59	$ 10.04	$ 9.89

Total Return

Total investment return based on net asset value(b)	3.95%	4.41%	2.21%	(2.98)%	3.02%	3.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$446,557	$401,344	$371,863	$297,166	$305,872	$178,508

Ratio to average net assets of:

Expenses	.00	%^	.00%	.00%	.00%	.00%	.01	%(c)

Net investment income	4.47	%^	4.09%	2.44%	1.03%	1.36%	2.47%

Portfolio turnover rate	28%	40%	56%	45%	74%	124%

(a)	Based on average shares outstanding.

(b)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)	The expense ratio, excluding bank overdraft expense, is .00%.

^	Annualized.

See notes to financial statements

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Taxable Multi-Sector Income Shares (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

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The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and

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distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors noted that the Adviser is compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an

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arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors recognized that such information was of limited utility in light of the Fund’s unusual fee arrangement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and

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the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

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NOTES

abfunds.com	AB TAXABLE MULTI-SECTOR INCOME SHARES | 43

NOTES

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AB TAXABLE MULTI-SECTOR INCOME SHARES

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

TMSIS-0152-1024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

ACS

At a Special Meeting held on July 18, 2024, shareholders of AB Corporate Income Shares (the “Fund”), a series of AB Corporate Shares, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Trustees effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	948,359,802.494	903,646.000	N/A	N/A
Alexander Chaloff	948,331,040.494	932,408.000	N/A	N/A
R. Jay Gerken	948,311,538.494	951,910.000	N/A	N/A
Jeffrey R. Holland	948,480,330.494	783,118.000	N/A	N/A
Jeanette W. Loeb	939,825,292.494	9,438,156.000	N/A	N/A
Carol C. McMullen	948,453,701.494	809,747.000	N/A	N/A
Garry L. Moody	948,094,604.494	1,168,844.000	N/A	N/A
Emilie D. Wrapp	948,492,149.494	771,299.000	N/A	N/A

ACS

At a Special Meeting held on July 18, 2024, shareholders of AB Impact Municipal Income Shares (the “Fund”), a series of AB Corporate Shares, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Trustees effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	948,359,802.494	903,646.000	N/A	N/A
Alexander Chaloff	948,331,040.494	932,408.000	N/A	N/A
R. Jay Gerken	948,311,538.494	951,910.000	N/A	N/A
Jeffrey R. Holland	948,480,330.494	783,118.000	N/A	N/A
Jeanette W. Loeb	939,825,292.494	9,438,156.000	N/A	N/A
Carol C. McMullen	948,453,701.494	809,747.000	N/A	N/A
Garry L. Moody	948,094,604.494	1,168,844.000	N/A	N/A
Emilie D. Wrapp	948,492,149.494	771,299.000	N/A	N/A

ACS

At a Special Meeting held on July 18, 2024, shareholders of AB Municipal Income Shares (the “Fund”), a series of AB Corporate Shares, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Trustees effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	948,359,802.494	903,646.000	N/A	N/A
Alexander Chaloff	948,331,040.494	932,408.000	N/A	N/A
R. Jay Gerken	948,311,538.494	951,910.000	N/A	N/A
Jeffrey R. Holland	948,480,330.494	783,118.000	N/A	N/A
Jeanette W. Loeb	939,825,292.494	9,438,156.000	N/A	N/A
Carol C. McMullen	948,453,701.494	809,747.000	N/A	N/A
Garry L. Moody	948,094,604.494	1,168,844.000	N/A	N/A
Emilie D. Wrapp	948,492,149.494	771,299.000	N/A	N/A

ACS

At a Special Meeting held on July 18, 2024, shareholders of AB Taxable Multi-Sector Income Shares (the “Fund”), a series of AB Corporate Shares, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Trustees effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	948,359,802.494	903,646.000	N/A	N/A
Alexander Chaloff	948,331,040.494	932,408.000	N/A	N/A
R. Jay Gerken	948,311,538.494	951,910.000	N/A	N/A
Jeffrey R. Holland	948,480,330.494	783,118.000	N/A	N/A
Jeanette W. Loeb	939,825,292.494	9,438,156.000	N/A	N/A
Carol C. McMullen	948,453,701.494	809,747.000	N/A	N/A
Garry L. Moody	948,094,604.494	1,168,844.000	N/A	N/A
Emilie D. Wrapp	948,492,149.494	771,299.000	N/A	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 27, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	December 27, 2024